UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, NY			10105
(Address of principal executive offices)			(Zip code)

Suzan Afifi First Eagle Funds 1345 Avenue of the Americas New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-212-632-2700

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.             Reports to Stockholders.

Semi-Annual Report

April 30, 2018

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Yield Fund

First Eagle Fund of America

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seem", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	6
Performance Chart	11
First Eagle Global Fund:
Fund Overview	18
Consolidated Schedule of Investments	20
First Eagle Overseas Fund:
Fund Overview	38
Consolidated Schedule of Investments	40
First Eagle U.S. Value Fund:
Fund Overview	56
Consolidated Schedule of Investments	58
First Eagle Gold Fund:
Fund Overview	66
Consolidated Schedule of Investments	68
First Eagle Global Income Builder Fund:
Fund Overview	72
Schedule of Investments	74
First Eagle High Yield Fund:
Fund Overview	88
Schedule of Investments	90
First Eagle Fund of America:
Fund Overview	98
Schedule of Investments	100
Statements of Assets and Liabilities	106
Statements of Operations	114
Statements of Changes in Net Assets	118
Financial Highlights	130
Notes to Financial Statements	146
Fund Expenses	173
General Information	179

First Eagle Funds | Semi-Annual Report | April 30, 2018

Letter from the President

Mehdi Mahmud

Dear Fellow Shareholders,

When I wrote six months ago, investment markets were generally buoyant and the CBOE Volatility Index (VIX) had progressively reached record lows over the course of 2017. This pattern continued into January 2018 but changed abruptly in February, and 2018 has been marked by market swings of wider amplitude than investors have been used to in recent months. Although volatility only reverted to levels consistent with history, the impact on investor sentiment was dramatic when it happened—an indication, I believe, of just how sanguine investors have been.

Although an economic crisis may not be imminent, we have to question the widespread assumption that synchronized global economic growth will continue into the indefinite future and at a sufficient pace to justify current valuations. There is ample evidence to the contrary. Economic activity in the eurozone appears to be slowing despite maximally stimulative monetary policy. Equity and fixed income asset prices have softened in emerging markets coincident with a strengthening of the US dollar—a development that may indicate greater fragility in these economies than investors generally recognize.

In the United States, economic growth has been reasonable in our view, but it has taken unprecedented levels of monetary and fiscal stimulus to get there. US labor markets are tight, but the majority of workers are spending more than they are earning, i.e., they have a negative savings rate, which is unsustainable. At whatever pace the Federal Reserve ("Fed") unwinds quantitative easing and normalizes interest rates, we are entering a period where the pressure on rates appears higher rather than lower. It is difficult to imagine benign markets and further appreciation in asset valuations as the stimulus fades.

In addition, geopolitical events during the November-April period reinforced our sense that risks are elevated. Most striking to us was the Chinese government's decision in March to abolish presidential term limits. We are inclined to interpret this as a sign that China's leaders believe their country needs strong centralized authority to address daunting economic and other challenges in the years ahead. We have serious concerns about debt levels not just in China but around the world. Meanwhile, Italy's general election, also in March, brought to the fore populist candidates who

First Eagle Funds | Semi-Annual Report | April 30, 2018

Letter from the President

want to rewrite the EU's policies on monetary union and immigration. These developments, among others, convince us that this remains a time for prudence, and we believe that our teams and products are positioned appropriately.

Global Value Team

The Global Value team maintained a cautious posture, holding approximately 30% of the Global, Overseas and U.S. Value funds in cash, cash equivalents, bonds, gold and gold-related investments, and 12% of the Global Income Builder Fund in cash, cash equivalents and gold. In the volatile markets of March and April, some share prices fell to attractive levels, and the team was able to enlarge existing positions in companies in diverse sectors, including consumer staples, consumer discretionary, health care, real estate, energy and materials.

High Yield Team

Like the equity market, the fixed-income market saw a resurgence of volatility during this period. Yields of ten-year Treasuries rose (and prices fell) as the market began to transition to more normal monetary policy from a period of unprecedented accommodation. The high yield team continued its efforts to minimize exposure to risks for which the market was not providing adequate compensation. It kept duration short and emphasized bonds that were relatively high in credit quality, including a sizable allocation to investment-grade bonds. It avoided smaller issues that could, potentially, be subject to liquidity constraints. It also maintained a substantial allocation to cash.

Fund of America Team

In an environment changed by the removal of Fed accommodation, a lack of spare capacity due to full employment and a reassessment of trading relationships with leading counterparties, the Fund of America team reminded itself that the market climbs a wall of worry. It focused on areas where it expected change catalysts to be robust, such as stories of management change or impending spinoffs. It also sought companies that could deploy a large amount of financial self-help to take advantage of market volatility.

Thank you for your confidence in our stewardship of your assets.

Sincerely,

Mehdi Mahmud
President

June 2018

First Eagle Funds | Semi-Annual Report | April 30, 2018

Management's Discussion of Fund Performance*

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares increased 1.16% for the six months ending April 30, 2018 while the MSCI World Index increased 3.40%. The Fund's cash and cash equivalents position was 18.0% as of April 30, 2018.

The five largest contributors to the performance of First Eagle Global Fund over the period were Microsoft Corp. (software, US), gold bullion, ConocoPhillips (oil, gas & consumable fuels, US), TechnipFMC plc (energy equipment & services, UK), Teradata Corp. (IT services, US) collectively accounting for 1.04% points of this period's performance.

The five largest detractors were Oracle Corp. (software, US), 3M Co. (industrial conglomerates, US), Comcast Corp. (media, US), Nutrien Ltd. (chemicals, Canada) and Sanofi (pharmaceuticals, France). Their combined negative performance over the six months subtracted 0.83% points from performance.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares increased 0.45% for the six months ending April 30, 2018 while the MSCI EAFE Index increased 3.41%. The Fund's cash and cash equivalents position was 17.5% as of April 30, 2018.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were TechnipFMC plc (energy equipment & services, UK), gold bullion, Haw Par Corp. Ltd. (pharmaceuticals, Singapore), Keyence Corp. (electronic equipment, instruments & components, Japan) and Robertet SA (chemicals, France) collectively accounting for 1.14% points of this period's performance.

The five largest detractors were Nutrien Ltd. (chemicals, Canada), Sanofi (pharmaceuticals, France), Sodexo SA (hotels, restaurants & leisure, France), FANUC Corp. (machinery, Japan) and Grupo Televisa (media, Mexico). Their combined negative performance over the six months subtracted 1.00% points from performance.

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares increased 2.77% for the six months ending April 30, 2018 while the S&P 500 Index increased 3.82%. The Fund's cash and cash equivalents position was 16.8% as of April 30, 2018.

*  Performance information for Class A Shares is without the effect of sales charges and assumes all distributions have been reinvested. If a sales charge was included values would be lower.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Management's Discussion of Fund Performance

The five largest contributors to the performance of First Eagle U.S. Value Fund over the period were Microsoft Corp. (software, US), Teradata Corp. (IT services, US), gold bullion, ConocoPhillips (oil, gas & consumable fuels, US) and Union Pacific Corp. (road & rail, US) collectively accounting for 1.80% points of this period's performance.

The five largest detractors were Oracle Corp. (software, US), Comcast Corp. (media, US), 3M Co. (industrial conglomerates, US), Nutrien Ltd. (chemicals, Canada), Xilinx, Inc. (semiconductors & semiconductor equipment, US). Their combined negative performance subtracted 1.37% points from performance.

First Eagle Gold Fund

The NAV of the Fund's Class A shares decreased 3.52% for the six months ending April 30, 2018 while the FTSE Gold Mines Index decreased 0.82%. The Fund's cash and cash equivalents position was 1.7% as of April 30, 2018.

The five largest contributors to the performance of First Eagle Gold Fund over the period were gold bullion, Newmont Mining Corp. (metals & mining, US), Royal Gold, Inc. (metals & mining, US), Novagold Resources Inc. (metals & mining, Canada) and B2Gold Corp. (metals & mining, Canada) collectively accounting for 1.89% points of this period's performance.

The five largest detractors were Detour Gold Corp. (metals & mining, Canada), Osisko Gold Royalties Ltd. (metals & mining, Canada), New Gold, Inc. (metals & mining, Canada), Randgold Resources Ltd. (metals & mining, Africa) and Newcrest Mining Ltd. (metals & mining, Australia). Their combined negative performance subtracted 4.02% points from performance.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares increased 0.59% for the six months ending April 30, 2018 while the composite index1 increased 1.34%. The Bloomberg Barclays US Aggregate Bond Index decreased 1.87% while the MSCI World Index increased 3.40%. The Fund's cash and cash equivalents position was 5.5% as of April 30, 2018.

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were Microsoft Corp. (software, US), ConocoPhillips (oil, gas & consumable fuels, US), GlaxoSmithKline plc (pharmaceuticals, UK), Berkeley Group Holdings plc (household durables, UK) and gold bullion collectively accounting for 0.84% points of this period's performance.

1  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Management's Discussion of Fund Performance

The five largest detractors were Sanofi (pharmaceuticals, France), Nutrien Ltd. (chemicals, Canada), British American Tobacco plc (tobacco, UK), 3M Co. (industrial conglomerates, US), Sodexo SA (hotels, restaurants & leisure, France). Their combined negative performance subtracted 0.71% points from performance.

First Eagle High Yield Fund

The NAV of the Fund's Class I shares increased 1.22% for the six months ending April 30, 2018 while the Bloomberg Barclays U.S. Corporate High Yield Index decreased 0.17%. The Fund's cash and cash equivalents position was 6.1% as of April 30, 2018.

The five largest contributors to the performance of First Eagle High Yield Fund over the period were BI-LO LLC 8.63% due 09/15/2018 (food & staples retailing, US), EnQuest plc 7.00% due 04/15/2022 (oil, gas & consumable fuels, UK), BI-LO LLC 9.25% due 02/15/2019 (food & staples retailing, US), California Resources Corp. 8.00% due 12/15/2022 (oil, gas & consumable fuels, US) and Caelus Energy Alaska LLC Term Loan 8.82% due 04/15/2020 (oil, gas & consumable fuels, US) collectively accounting for 2.51% points of this period's performance.

The five largest detractors were Jupiter Resources, Inc. 8.50% due 10/01/2022 (oil, gas & consumable fuels, US), Ultra Resources, Inc. 7.13% due 04/15/2025 (oil, gas & consumable fuels, US), Payless LLC (specialty retail, US), B&G Foods, Inc. 5.25% due 04/01/2025 (food products, US), Virgin Media Secured Finance plc 5.50% due 01/15/2025 (diversified telecommunication services, US). Their combined negative performance subtracted 0.64% points from performance.

First Eagle Fund of America

The NAV of the Fund's Class A shares decreased 1.12% for the six months ending April 30, 2018 while the S&P 500 Index increased 3.82%. The Fund's cash and cash equivalents position was 1.0% as of April 30, 2018.

The five largest contributors to the performance of Fund of America over the period were KLX, Inc. (aerospace & defense, US), Marathon Petroleum Corp. (oil, gas & consumable fuels, US), Halozyme Therapeutics, Inc. (biotechnology, US), Chipotle Mexican Grill, Inc. (hotels, restaurants & leisure, US) and La Quinta Holdings, Inc. (hotels, restaurants & leisure, US) collectively accounting for 2.88% points of this period's performance.

The five largest detractors were Albemarle Corp. (chemicals, US), Adient plc (auto components, US), Martin Marietta Materials, Inc. (construction materials, US), Olin Corp. (chemicals, US) and Western Digital Corp. (technology hardware, storage & peripherals, US). Their combined negative performance subtracted 3.00% points from performance.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Management's Discussion of Fund Performance

Matthew McLennan Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Portfolio Manager Global, Overseas, U.S. Value and Global Income Builder Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Edward Meigs Portfolio Manager Global Income Builder and High Yield Funds

Sean Slein Portfolio Manager Global Income Builder and High Yield Funds	Thomas Kertsos Portfolio Manager Gold Fund

Harold Levy Portfolio Manager Fund of America	Eric Stone Portfolio Manager Fund of America

Lukasz Thieme Portfolio Manager Fund of America
June 2018

First Eagle Funds | Semi-Annual Report | April 30, 2018

Management's Discussion of Fund Performance

The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143.

The commentary represents the opinion of Mehdi Mahmud and the Portfolio Management Teams as of June 2018 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Performance Chart1 (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	6.74%	5.85%	6.55%	6.38%	13.15%	01/01/79[2]
with sales charge	1.39%	4.05%	5.46%	5.84%	13.04%	01/01/79[2]
Class C (FESGX)	4.94%	5.06%	5.75%	5.59%	9.87%	06/05/00
Class I (SGIIX)	7.00%	6.13%	6.82%	6.65%	10.72%	07/31/98
Class R4 (EAGRX)	—	—	—	—	-4.30%	01/17/18
Class R6 (FEGRX)	7.08%	—	—	—	6.50%	03/01/17
MSCI World Index[3]	13.22%	7.55%	9.28%	5.48%	9.67%	01/01/79
First Eagle Overseas Fund[4]
Class A (SGOVX) without sales charge	5.88%	4.20%	4.99%	5.06%	10.51%	08/31/93
with sales charge	0.60%	2.44%	3.92%	4.53%	10.34%	08/31/93
Class C (FESOX)	4.11%	3.42%	4.22%	4.28%	9.23%	06/05/00
Class I (SGOIX)	6.15%	4.48%	5.28%	5.33%	10.51%	07/31/98
Class R4 (FIORX)	—	—	—	—	-3.86%	01/17/18
Class R6 (FEORX)	6.26%	—	—	—	7.46%	03/01/17
MSCI EAFE Index[5]	14.51%	4.94%	5.90%	2.43%	5.30%	08/31/93
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	8.54%	6.91%	7.81%	6.94%	8.99%	09/04/01
with sales charge	3.11%	5.10%	6.71%	6.39%	8.65%	09/04/01
Class C (FEVCX)	6.78%	6.11%	7.00%	6.15%	8.17%	09/04/01
Class I (FEVIX)	8.84%	7.20%	8.10%	7.22%	9.26%	09/04/01
Class R6 (FEVRX)	8.83%	—	—	—	6.55%	03/01/17
S&P 500 Index[6]	13.27%	10.57%	12.96%	9.02%	7.35%	09/04/01

First Eagle Funds | Semi-Annual Report | April 30, 2018

Performance Chart (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle Gold Fund
Class A (SGGDX) without sales charge	-5.80%	2.12%	-4.20%	-2.38%	4.95%	08/31/93
with sales charge	-10.51%	0.38%	-5.18%	-2.88%	4.79%	08/31/93
Class C (FEGOX)	-7.45%	1.30%	-4.95%	-3.13%	4.12%	05/15/03
Class I (FEGIX)	-5.55%	2.42%	-3.94%	-2.13%	5.18%	05/15/03
Class R6 (FEURX)	-5.44%	—	—	—	-6.13%	03/01/17
FTSE Gold Mines Index[7]	-3.30%	4.90%	-4.90%	-6.24%	-1.06%	08/31/93
MSCI World Index[3]	13.22%	7.55%	9.28%	5.48%	7.02%	08/31/93
First Eagle Global Income Builder
Class A (FEBAX) without sales charge	6.07%	4.82%	5.36%	—	6.48%	05/01/12
with sales charge	0.76%	3.03%	4.29%	—	5.56%	05/01/12
Class C (FEBCX)	4.31%	4.03%	4.58%	—	5.68%	05/01/12
Class I (FEBIX)	6.36%	5.09%	5.64%	—	6.74%	05/01/12
Class R6 (FEBRX)	6.32%	—	—	—	7.24%	03/01/17
Composite Index[8]	7.71%	5.06%	6.23%	—	7.09%	05/01/12
MSCI World Index[3]	13.22%	7.55%	9.28%	—	10.41%	05/01/12
Bloomberg Barclays U.S. Aggregate Bond Index[9]	-0.32%	1.07%	1.47%	—	1.85%	05/01/12

First Eagle Funds | Semi-Annual Report | April 30, 2018

Performance Chart (unaudited)

	One- Year	Three- Years	Five- Years	Ten- Years	Since Inception	Inception Date
First Eagle High Yield
Class A (FEHAX) without sales charge	2.92%	3.09%	3.13%	—	5.17%	01/03/12
with sales charge	-1.72%	1.50%	2.19%	—	4.41%	01/03/12
Class C (FEHCX)	1.20%	2.37%	2.39%	—	4.39%	01/03/12
Class I (FEHIX)	3.23%	3.42%	3.45%	8.66%	8.35%	11/19/07[10]
Class R6 (FEHRX)	3.21%	—	—	—	3.63%	03/01/17
Bloomberg Barclays U.S. Corporate High Yield Index[11]	3.26%	4.98%	4.75%	7.88%	7.72%	11/19/07
First Eagle Fund of America
Class A (FEFAX) without sales charge	6.58%	3.06%	8.01%	7.21%	8.34%	11/20/98
with sales charge	1.26%	1.31%	6.90%	6.66%	8.05%	11/20/98
Class C (FEAMX)	4.88%	2.29%	7.20%	6.41%	7.55%	03/02/98
Class I (FEAIX)	6.91%	3.36%	8.30%	—	8.43%	03/08/13
Class Y (FEAFX)[12]	6.57%	3.05%	8.00%	7.21%	11.39%	04/10/87
Class R6 (FEFRX)	6.91%	—	—	—	8.03%	03/01/17
S&P 500 Index[6]	13.27%	10.57%	12.96%	9.02%	9.79%	04/10/87

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global, Overseas, U.S. Value, Gold, Fund of America, and Global Income Builder give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Yield gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the contingent deferred sales charge (CDSC) of 1.00% which pertains to the first year or less of investment only.

A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Performance Chart (unaudited)

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America require $1 million minimum investment and are offered without a sales charge.

Class Y Shares of First Eagle Fund of America are offered without a sales charge.

Class R4 Shares of First Eagle Global Fund and First Eagle Overseas Fund are offered without a sales charge.

Class R6 Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund, and First Eagle Fund of America are offered without a sales charge.

2  The Fund commenced operation April 28, 1970. Performance for periods prior to January 1, 2000 occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  Effective May 9, 2014, the First Eagle Overseas Fund is closed to certain investors. Please see prospectus for more information.

5  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 developed market countries. One cannot invest directly in an index.

6  The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

7  The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

8  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

9  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

10  First Eagle High Yield Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

11  The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, noninvestment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Performance Chart (unaudited)

12  As of September 1, 2005 First Eagle Fund of America Class Y is closed to new accounts.

Expense Ratios As Stated In The Most Recent Prospectus16

Class A	Class C	Class I	Class Y	Class R4[13]	Class R6
First Eagle Global Fund 1.11%	1.85%	0.84%	—	1.04%	0.78%
First Eagle Overseas Fund 1.15	1.88	0.87	—	1.05	0.79
First Eagle U.S. Value Fund[14,15] 1.14	1.89	0.86	—	N/A	0.85
First Eagle Gold Fund 1.26	2.04	0.99	—	N/A	0.90
First Eagle Global Income Builder Fund 1.19	1.94	0.93	—	N/A	0.89
First Eagle High Yield Fund[14,15] 1.21	1.95	0.91	—	N/A	0.92
First Eagle Fund of America 1.31	2.06	1.01	1.31%	N/A	1.00

13  Class R4 Shares commenced investment operations on January 17, 2018 for the First Eagle Global and Overseas Funds. The percentages shown above are based on anticipated expenses of Class R4 for the first fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

14  For the First Eagle U.S. Value Fund and High Yield Funds, had fees not been waived and/or expenses reimbursed, returns would have been lower.

15  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2019. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund and from 0.70% to 0.65% on First Eagle High Yield Fund.

16  Certain other share classes were newly organized during the period but did not yet have assets or expenses during the period.

These expense ratios are presented as of March 1, 2018 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

There are risks associated with investing in funds that invest in securities of foreign countries, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

All securities may be subject to adverse market trends. The value of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. This may cause a Fund's portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

In addition to investments in larger companies, each Fund may invest in small and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when the Fund is a large holder of a small company's securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing

First Eagle Funds | Semi-Annual Report | April 30, 2018

Performance Chart (unaudited)

economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds consider small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Investment in gold and gold-related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals like changes in U.S. or foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

The event-driven investment style of the First Eagle Fund of America carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

First Eagle High Yield and Global Income Builder Funds invest in high yield instruments (commonly known as "junk bonds") which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade instruments and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

First Eagle High Yield and Global Income Builder Funds invest in bank loans. These investments potentially expose a fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a fund may decline to receive non-public information relating to loans, which could disadvantage the fund relative to other investors.

Funds that invest in bonds are subject to credit and interest rate risk. The value of a fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by a fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

Income generation and dividends are not guaranteed. If dividend paying stocks in the fund's portfolio stop paying or reduce dividends the fund's ability to generate income will be adversely affected.

An investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin of safety" or "discount to value" is no guarantee against loss.

All investments involve the risk of loss.

First Eagle Funds | Semi-Annual Report | April 30, 2018

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First Eagle Global Fund

Fund Overview

Data as of April 30, 2018 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value-oriented style.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Global Fund	Class A	without sales load	6.74	6.55	6.38
		with sales load	1.39	5.46	5.84
MSCI World Index			13.22	9.28	5.48
Consumer Price Index			2.46	1.51	1.55

Asset Allocation* (%)

Sectors* (%)
Financials	13.5
Industrials	12.1
Information Technology	10.0
Materials	7.6
Energy	7.4
Commodities	7.3
Consumer Discretionary	7.1
Consumer Staples	5.3
Health Care	4.2
Real Estate	3.5
Telecommunication Services	2.3
Foreign Government Securities	1.1
Utilities	0.4
U.S. Treasury Obligations	0.2
Short-Term Investments	18.0

Countries*~ (%)

United States	43.3
Japan	12.2
France	5.1
United Kingdom	4.3
Canada	4.2
Hong Kong	2.0
South Korea	1.7
Switzerland	1.7
Germany	1.6
Mexico	1.3
Sweden	0.7
Australia	0.6
Belgium	0.6
Thailand	0.6
Brazil	0.5
Singapore	0.4
Ireland	0.3
Denmark	0.2
Poland	0.2
Russia	0.1
Israel	0.1
Italy	0.1
Africa	0.1
Indonesia	0.1
Norway	0.0	^
Malaysia	0.0	^
Venezuela	—
Short-Term Investments	18.0

^  Less than 0.05%

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	7.3
Oracle Corp. (Software, United States)	2.2
FANUC Corp. (Machinery, Japan)	1.6
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	1.6
American Express Co. (Consumer Finance, United States)	1.6
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs), United States)	1.6
Schlumberger Ltd. (Energy Equipment & Services, United States)	1.5
KDDI Corp. (Wireless Telecommunication Services, Japan)	1.5
Microsoft Corp. (Software, United States)	1.5
Omnicom Group, Inc. (Media, United States)	1.3
Total	21.7

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 73.3%
Africa — 0.1%
Randgold Resources Ltd., ADR	413,501	33,534,931
Australia — 0.6%
Newcrest Mining Ltd.	22,277,117	353,091,424
Belgium — 0.6%
Groupe Bruxelles Lambert SA	2,788,865	318,786,707
Brazil — 0.5%
Cielo SA	50,066,318	274,398,637
Canada — 4.1%
Agnico Eagle Mines Ltd.	5,969,324	251,195,589
Barrick Gold Corp.	20,378,638	274,500,254
Canadian Natural Resources Ltd.	2,388,401	86,164,363
Cenovus Energy, Inc.	15,294,201	153,400,836
Franco-Nevada Corp.	2,615,497	185,516,034
Goldcorp, Inc.	14,579,998	193,768,174
Imperial Oil Ltd.	9,729,552	302,582,664
Nutrien Ltd.	12,347,604	562,186,410
Suncor Energy, Inc.	1,054,556	40,327,660
Wheaton Precious Metals Corp.	13,305,261	276,616,376
		2,326,258,360
Denmark — 0.2%
ISS A/S	3,009,360	104,948,872
France — 5.1%
Bouygues SA	5,688,713	290,153,605
Carrefour SA	5,993,157	122,964,097
Cie de Saint-Gobain	7,208,725	377,168,140
Danone SA	8,040,001	651,286,817
Legrand SA	1,401,821	109,079,848
LVMH Moet Hennessy Louis Vuitton SE	404,478	140,763,257
Neopost SA	152,262	4,108,528
NSC Groupe (a)	64,717	6,408,485
Rexel SA	11,789,132	182,752,389
Robertet SA	157,260	94,573,774
Robertet SA CI (non-voting)‡ (b)	42,252	17,786,797

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
France — 5.1% (continued)
Sabeton SA (a)	385,000	11,437,180
Sanofi	5,286,679	417,977,124
Sodexo SA	3,369,352	333,661,664
Wendel SA	851,019	128,531,821
		2,888,653,526
Germany — 1.6%
HeidelbergCement AG	5,883,039	575,285,747
Hornbach Baumarkt AG	29,871	1,004,611
Hornbach Holding AG & Co. KGaA (a)	1,181,422	94,934,984
Linde AG*	938,751	207,966,636
		879,191,978
Hong Kong — 2.0%
CK Asset Holdings Ltd.	10,174,468	87,835,842
Guoco Group Ltd.	12,693,580	168,318,042
Hang Lung Properties Ltd.	125,232,969	296,373,120
Hysan Development Co. Ltd.	23,163,348	134,814,696
Jardine Matheson Holdings Ltd.	6,864,471	415,669,330
Jardine Strategic Holdings Ltd.	520,800	19,709,861
		1,122,720,891
Ireland — 0.3%
CRH plc	4,704,407	166,964,514
Israel — 0.1%
Israel Chemicals Ltd.	12,448,757	55,631,733
Italy — 0.1%
Italmobiliare SpA	1,889,410	51,223,077
Japan — 12.3%
Astellas Pharma, Inc.	14,011,000	204,928,168
Chofu Seisakusho Co. Ltd. (a)	3,351,250	79,597,527
FANUC Corp.	4,251,100	910,630,836
Hirose Electric Co. Ltd. (a)	2,564,415	360,872,936
Hoya Corp.	8,345,640	445,864,549
KDDI Corp.	31,838,200	854,652,067
Keyence Corp.	1,008,100	614,718,831
Mitsubishi Estate Co. Ltd.	30,826,080	563,271,105

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Japan — 12.3% (continued)
MS&AD Insurance Group Holdings, Inc.	9,086,420	306,178,186
Nissin Foods Holdings Co. Ltd.	2,006,030	147,712,402
NTT DOCOMO, Inc.	16,534,400	427,149,857
Secom Co. Ltd.	9,186,430	689,200,782
Shimano, Inc.	1,892,590	251,655,255
SMC Corp.	698,556	265,446,355
Sompo Holdings, Inc.	17,037,000	713,341,181
T Hasegawa Co. Ltd. (a)	3,061,300	65,803,955
		6,901,023,992
Mexico — 0.8%
Fresnillo plc	18,230,274	319,978,090
Industrias Penoles SAB de CV	6,401,020	134,351,924
		454,330,014
Norway — 0.0% (c)
Orkla ASA	2,000,066	18,510,990
Russia — 0.1%
Gazprom PJSC, ADR	15,687,012	72,387,623
South Korea — 1.7%
Hyundai Mobis Co. Ltd.	795,007	184,110,591
Kia Motors Corp.	8,545,697	263,845,747
KT&G Corp.	4,321,898	395,204,450
Lotte Confectionery Co. Ltd.	153,688	27,278,437
Lotte Corp.*	913,277	55,488,257
Namyang Dairy Products Co. Ltd. (a)	39,989	25,385,087
		951,312,569
Sweden — 0.7%
Investor AB, Class A	5,939,940	254,218,136
Investor AB, Class B	3,394,798	147,789,153
		402,007,289
Switzerland — 1.7%
Cie Financiere Richemont SA (Registered)	550,340	52,314,629
Nestle SA (Registered)	6,313,950	489,142,293
Pargesa Holding SA	4,327,670	405,025,395
		946,482,317

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Thailand — 0.6%
Bangkok Bank PCL, NVDR	51,812,900	315,468,606
Bangkok Bank PCL	36,500	232,465
		315,701,071
United Kingdom — 4.3%
Berkeley Group Holdings plc (a)	6,719,082	376,161,072
British American Tobacco plc	6,527,406	358,011,966
BT Group plc	495,434	1,700,499
Diageo plc	8,034,220	286,618,317
GlaxoSmithKline plc	14,471,132	290,249,910
Liberty Global plc, Class C*	5,645,208	164,275,553
Lloyds Banking Group plc	273,586,862	242,657,109
TechnipFMC plc	15,536,847	512,094,477
Unilever NV, CVA	865,611	49,624,256
WPP plc	6,155,655	105,631,834
		2,387,024,993
United States — 35.8%
3M Co.	2,815,173	547,241,480
Alleghany Corp.	418,350	240,413,194
Alphabet, Inc., Class A*	134,718	137,221,060
Alphabet, Inc., Class C*	163,012	165,836,998
American Express Co.	8,849,838	873,921,503
Analog Devices, Inc.	2,275,357	198,752,434
Anthem, Inc.	1,884,793	444,792,300
Automatic Data Processing, Inc.	1,027,905	121,375,022
Bank of New York Mellon Corp. (The)	13,360,022	728,254,799
BB&T Corp.	10,500,485	554,425,608
Berkshire Hathaway, Inc., Class A*	1,088	316,227,200
Brown & Brown, Inc.	9,778,706	266,274,164
CH Robinson Worldwide, Inc.	4,158,442	382,701,417
Cincinnati Financial Corp.	1,900,903	133,709,517
Cintas Corp.	1,059,896	180,500,289
Colgate-Palmolive Co.	5,506,298	359,175,819
Comcast Corp., Class A	22,106,304	693,916,883
ConocoPhillips	6,618,073	433,483,782

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
United States — 35.8% (continued)
Cummins, Inc.	1,378,153	220,311,539
Deere & Co.	3,176,107	429,822,560
Devon Energy Corp.	3,449,156	125,307,837
Exxon Mobil Corp.	11,628,713	904,132,436
Facebook, Inc., Class A*	930,632	160,068,704
Flowserve Corp. (a)	8,414,508	373,688,300
H&R Block, Inc.	3,992,318	110,387,593
HCA Healthcare, Inc.	1,327,633	127,107,583
JG Boswell Co.	2,485	1,694,770
Mastercard, Inc., Class A	1,133,715	202,107,373
Microsoft Corp.	8,977,773	839,601,331
Mills Music Trust (a)	31,592	714,295
National Oilwell Varco, Inc.	17,895,308	692,011,560
Newmont Mining Corp.	4,534,880	178,175,435
NOW, Inc.* (a)	5,851,664	70,980,684
Omnicom Group, Inc.	10,111,773	744,833,199
Oracle Corp.	27,002,083	1,233,185,131
Orbital ATK, Inc. (a)	3,694,106	489,025,752
Praxair, Inc.	1,061,412	161,886,558
Royal Gold, Inc.	1,260,596	111,940,925
San Juan Basin Royalty Trust (a)	3,908,035	26,887,281
Schlumberger Ltd.	12,656,668	867,741,158
Scotts Miracle-Gro Co. (The)	1,614,331	134,925,785
Synchrony Financial	11,102,151	368,258,349
Teradata Corp.* (a)	12,190,179	498,822,125
Texas Instruments, Inc.	2,158,760	218,963,027
Tiffany & Co.	2,478,615	254,875,980
Travelers Cos., Inc. (The)	332,055	43,698,438
UGI Corp.	4,874,044	235,854,989
Union Pacific Corp.	4,056,411	542,058,202
Universal Health Services, Inc., Class B	357,823	40,863,387
US Bancorp	7,819,459	394,491,707
Varex Imaging Corp.*	1,256,253	45,212,545
Varian Medical Systems, Inc.*	3,140,634	363,025,884

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares		Value ($)
United States — 35.8% (continued)
Visa, Inc., Class A		1,265,285	160,539,361
Vista Outdoor, Inc.* (a)		3,252,457	54,478,655
Weyerhaeuser Co., REIT		23,709,923	872,050,968
Willis Towers Watson plc		2,058,297	305,677,687
WR Berkley Corp.		4,386,051	327,023,963
Xilinx, Inc.		6,088,374	391,117,146
			20,101,773,671
Total Common Stocks (Cost $28,107,859,689)			41,125,959,179
	Ounces
Commodities — 7.3%
Gold bullion* (Cost $3,289,770,460)		3,110,306	4,088,715,166
	Principal Amount ($)
Foreign Government Securities — 1.1%
Indonesia — 0.0% (c)
Indonesia Treasury Bond 8.25%, 7/15/2021	IDR	345,617,000,000	26,084,302
Malaysia — 0.0% (c)
Malaysia Government Bond 3.66%, 10/15/2020	MYR	54,021,000	13,767,555
Mexico — 0.5%
Mexican Bonos 4.75%, 6/14/2018	MXN	2,559,090,000	136,212,134
5.00%, 12/11/2019	MXN	764,192,000	39,425,942
6.50%, 6/10/2021	MXN	1,813,760,000	94,628,131
			270,266,207
Poland — 0.2%
Poland Government Bond 3.25%, 7/25/2019	PLN	306,347,000	89,289,565
Singapore — 0.4%
Singapore Government Bond 3.25%, 9/1/2020	SGD	119,604,000	92,826,414
2.25%, 6/1/2021	SGD	147,741,000	111,986,787
			204,813,201

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Venezuela, Bolivarian Republic of — 0.0%
Venezuela Government Bond (Oil-Linked Payment Obligation) Zero Coupon, 4/15/2020‡ (b)(d)(i)	53,230	—
Total Foreign Government Securities (Cost $632,665,031)		604,220,830
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 1.13%, 1/15/2019 (e) (Cost $113,462,290)	114,023,000	113,176,735
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028 (Cost $4,918,586)	5,467,000	5,425,998
Short-Term Investments — 18.0%
Commercial Paper — 18.0%
American Honda Finance Corp. 1.69%, 5/4/2018 (f)	40,458,000	40,450,174
2.01%, 6/6/2018 (f)	48,214,000	48,120,890
2.01%, 6/13/2018 (f)	87,461,000	87,258,216
2.01%, 6/18/2018 (f)	81,683,000	81,470,536
2.06%, 6/19/2018 (f)	63,501,000	63,332,282
2.16%, 7/6/2018 (f)	78,799,000	78,510,679
2.18%, 7/10/2018 (f)	21,395,000	21,311,452
Apple, Inc. 1.61%, 5/2/2018 (f)(g)	63,540,000	63,533,900
1.62%, 5/7/2018 (f)(g)	100,000,000	99,966,167
1.64%, 5/8/2018 (f)(g)	57,265,000	57,242,820
1.62%, 5/10/2018 (f)(g)	76,523,000	76,485,865
1.70%, 5/21/2018 (f)(g)	34,111,000	34,075,581
1.66%, 5/22/2018 (f)(g)	25,435,000	25,407,286
1.75%, 5/23/2018 (f)(g)	61,666,000	61,595,597
1.88%, 6/5/2018 (f)(g)	62,025,000	61,911,742
1.86%, 6/11/2018 (f)(g)	100,000,000	99,785,100

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 18.0% (continued)
1.90%, 6/12/2018 (f)(g)	37,025,000	36,943,406
1.93%, 6/18/2018 (f)(g)	25,000,000	24,936,674
1.92%, 6/20/2018 (f)(g)	18,183,000	18,134,933
1.96%, 7/13/2018 (f)(g)	78,531,000	78,217,675
AstraZeneca Pharmaceuticals LP 2.33%, 6/14/2018 (f)	37,411,000	37,319,109
AstraZeneca plc 2.03%, 5/1/2018 (f)	3,069,000	3,068,852
2.22%, 5/10/2018 (f)	34,607,000	34,589,802
2.21%, 6/5/2018 (f)	35,114,000	35,046,581
2.21%, 6/6/2018 (f)	66,117,000	65,986,190
2.27%, 6/8/2018 (f)	78,123,000	77,959,235
2.24%, 6/11/2018 (f)	57,835,000	57,703,425
2.37%, 6/19/2018 (f)	35,426,000	35,328,086
2.47%, 7/19/2018 (f)	33,543,000	33,381,025
BASF SE 1.98%, 6/1/2018 (f)	35,842,000	35,782,582
1.99%, 6/12/2018 (f)	43,431,000	43,332,695
1.99%, 6/13/2018 (f)	43,431,000	43,330,303
BP Capital Markets plc
2.21%, 7/12/2018 (f)	38,552,000	38,377,592
2.21%, 7/19/2018 (f)	33,032,000	32,865,959
2.21%, 7/23/2018 (f)	33,543,000	33,364,629
Campbell Soup Co. 1.88%, 5/15/2018 (f)	40,000,000	39,962,500
CenterPoint Energy, Inc. 2.10%, 5/1/2018 (f)	1,162,000	1,161,930
Chevron Corp. 1.73%, 5/25/2018 (f)	82,221,000	82,118,738
Coca-Cola Co. (The) 1.62%, 5/1/2018 (f)	61,238,000	61,235,071
1.63%, 5/3/2018 (f)	96,240,000	96,226,086
1.72%, 5/14/2018 (f)	37,202,000	37,175,900
1.76%, 5/17/2018 (f)	25,394,000	25,372,211
1.75%, 5/18/2018 (f)	115,000,000	114,895,350
1.96%, 6/21/2018 (f)	25,200,000	25,130,148

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 18.0% (continued)
1.95%, 6/22/2018 (f)	117,793,000	117,459,865
2.03%, 6/25/2018 (f)	55,537,000	55,370,352
1.96%, 6/26/2018 (f)	31,634,000	31,537,232
1.95%, 6/27/2018 (f)	42,249,000	42,117,289
2.07%, 7/11/2018 (f)	88,000,000	87,650,816
2.04%, 7/16/2018 (f)	51,910,000	51,687,718
Diageo Capital plc 2.21%, 6/1/2018 (f)	66,117,000	65,979,477
2.21%, 6/5/2018 (f)	27,740,000	27,674,534
2.41%, 6/11/2018 (f)	55,144,000	54,990,240
2.52%, 6/14/2018 (f)	50,541,000	50,389,061
Eli Lilly & Co. 1.80%, 5/11/2018 (f)	43,431,000	43,407,577
1.80%, 5/14/2018 (f)	43,431,000	43,400,869
Engie SA 1.65%, 5/2/2018 (f)	33,092,000	33,088,803
1.66%, 5/9/2018 (f)	39,027,000	39,009,614
1.69%, 5/10/2018 (f)	42,158,000	42,137,050
1.70%, 5/30/2018 (f)	41,111,000	41,046,250
1.87%, 6/15/2018 (f)	30,000,000	29,924,483
2.16%, 7/16/2018 (f)	62,290,000	62,000,888
2.14%, 7/19/2018 (f)	84,267,000	83,856,339
Eni Finance USA, Inc. 2.19%, 5/1/2018 (f)	1,151,000	1,150,937
Erste Abwicklungsanstalt 1.76%, 5/2/2018 (f)(g)	31,455,000	31,451,996
Essilor International SA 1.86%, 5/29/2018 (f)	45,000,000	44,931,669
Export Development Corp. 1.66%, 5/18/2018 (f)	52,101,000	52,054,109
1.99%, 6/28/2018 (f)	35,114,000	35,003,681
Henkel of America, Inc. 1.95%, 5/9/2018 (f)	86,850,000	86,811,308
2.09%, 7/18/2018 (f)	27,386,000	27,255,770
HP, Inc. 2.67%, 6/8/2018 (f)	36,100,000	36,026,320
2.72%, 6/15/2018 (f)	74,543,000	74,361,740

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 18.0% (continued)
Intel Corp. 1.96%, 6/21/2018 (f)	74,049,000	73,845,884
John Deere Financial Ltd. 1.82%, 5/11/2018 (f)	44,139,000	44,114,926
1.93%, 5/17/2018 (f)	54,712,000	54,665,055
2.08%, 6/12/2018 (f)	35,426,000	35,345,814
Kreditanstalt fuer Wiederaufbau 1.70%, 5/8/2018 (f)	70,045,000	70,019,146
2.02%, 6/7/2018 (f)	59,465,000	59,348,878
2.19%, 7/5/2018 (f)	60,995,000	60,773,476
2.11%, 7/11/2018 (f)	91,993,000	91,619,692
LVMH Moet Hennessy Louis Vuitton, Inc. 1.86%, 5/15/2018 (f)	35,269,000	35,241,666
1.86%, 5/17/2018 (f)	59,054,000	59,001,936
MetLife Short Term Funding LLC 1.64%, 5/1/2018 (f)	82,938,000	82,934,176
1.66%, 5/7/2018 (f)	5,222,000	5,220,254
1.91%, 5/22/2018 (f)	54,883,000	54,820,918
2.05%, 6/1/2018 (f)	68,266,000	68,147,976
2.01%, 6/5/2018 (f)	4,376,000	4,367,449
2.13%, 6/11/2018 (f)	28,268,000	28,203,097
2.12%, 6/12/2018 (f)	75,000,000	74,823,520
2.15%, 6/14/2018 (f)	87,663,000	87,446,582
2.14%, 6/15/2018 (f)	34,459,000	34,371,819
2.17%, 6/18/2018 (f)	86,729,000	86,493,494
2.21%, 6/21/2018 (f)	64,823,000	64,634,797
2.25%, 7/11/2018 (f)	79,024,000	78,682,300
Mitsubishi International Corp. 1.94%, 6/1/2018 (f)	62,460,000	62,354,123
2.07%, 6/14/2018 (f)	64,323,000	64,166,213
2.24%, 6/29/2018 (f)	37,025,000	36,901,584
Mitsui & Co. USA, Inc. 1.83%, 5/1/2018 (f)	1,220,000	1,219,933
Nestle Capital Corp. 1.73%, 5/10/2018 (f)	19,420,000	19,410,781
1.76%, 5/15/2018 (f)	39,013,000	38,984,716

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 18.0% (continued)
1.78%, 5/16/2018 (f)	44,503,000	44,468,545
1.83%, 6/4/2018 (f)	88,277,000	88,124,832
2.01%, 6/15/2018 (f)	37,411,000	37,324,811
2.00%, 6/18/2018 (f)	7,220,000	7,202,203
Novartis Finance Corp. 1.93%, 5/16/2018 (f)	40,000,000	39,968,124
1.94%, 5/21/2018 (f)	40,000,000	39,957,767
NRW Bank 1.76%, 5/3/2018 (f)	31,455,000	31,450,712
1.81%, 5/10/2018 (f)	31,722,000	31,707,073
2.09%, 7/9/2018 (f)	68,859,000	68,573,943
2.14%, 7/12/2018 (f)	41,527,000	41,347,217
2.14%, 7/13/2018 (f)	39,266,000	39,093,515
2.14%, 7/18/2018 (f)	63,201,000	62,903,091
2.14%, 7/19/2018 (f)	44,555,000	44,342,126
2.14%, 7/20/2018 (f)	67,086,000	66,761,170
2.14%, 7/23/2018 (f)	77,549,000	77,158,515
2.14%, 7/24/2018 (f)	77,549,000	77,153,500
Ontario Teachers' Finance Trust 1.87%, 7/25/2018 (f)(g)	72,918,000	72,527,285
1.85%, 7/27/2018 (f)(g)	69,662,000	69,277,667
Pfizer, Inc. 1.86%, 6/4/2018 (f)	31,634,000	31,577,010
1.89%, 6/12/2018 (f)	91,890,000	91,684,205
1.91%, 6/13/2018 (f)	91,890,000	91,679,194
1.91%, 6/14/2018 (f)	21,660,000	21,609,099
2.01%, 7/2/2018 (f)	20,658,000	20,588,192
2.02%, 7/12/2018 (f)	54,478,000	54,260,596
2.02%, 7/13/2018 (f)	61,815,000	61,564,557
Philip Morris International, Inc. 1.83%, 5/11/2018 (f)	43,339,000	43,315,561
Procter & Gamble Co. (The) 1.64%, 5/3/2018 (f)	89,372,000	89,359,227
1.67%, 5/4/2018 (f)	55,803,000	55,792,329
1.67%, 5/7/2018 (f)	30,321,000	30,310,742

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 18.0% (continued)
Province of Quebec Canada 1.96%, 7/3/2018 (f)	60,995,000	60,785,177
1.95%, 7/5/2018 (f)	64,694,000	64,463,668
1.96%, 7/6/2018 (f)	20,747,000	20,671,860
1.96%, 7/10/2018 (f)	52,884,000	52,679,574
1.99%, 7/16/2018 (f)	65,405,000	65,127,730
1.97%, 7/17/2018 (f)	107,281,000	106,819,370
2.00%, 7/19/2018 (f)	25,591,000	25,477,660
2.00%, 7/20/2018 (f)	77,549,000	77,200,553
1.99%, 7/23/2018 (f)	31,485,000	31,337,482
2.00%, 7/24/2018 (f)	23,379,000	23,267,937
PSP Capital, Inc. 1.64%, 5/2/2018 (f)(g)	25,949,000	25,946,522
1.75%, 5/11/2018 (f)(g)	31,718,000	31,700,797
1.75%, 5/14/2018 (f)(g)	31,718,000	31,695,871
1.70%, 5/22/2018 (f)(g)	27,395,000	27,364,313
2.06%, 6/19/2018 (f)(g)	67,383,000	67,198,633
2.00%, 6/20/2018 (f)(g)	112,050,000	111,736,493
2.06%, 7/9/2018 (f)(g)	68,859,000	68,579,566
2.11%, 7/16/2018 (f)(g)	30,627,000	30,487,272
QUALCOMM, Inc. 1.65%, 5/8/2018 (f)	83,790,000	83,756,931
1.73%, 5/15/2018 (f)	56,719,000	56,675,988
1.96%, 5/16/2018 (f)	135,131,000	135,021,394
2.16%, 6/5/2018 (f)	75,000,000	74,856,000
2.26%, 6/6/2018 (f)	40,325,000	40,245,218
2.23%, 6/8/2018 (f)	54,712,000	54,597,310
Roche Holdings, Inc. 1.83%, 5/14/2018 (f)	47,279,000	47,246,199
Sanofi 1.80%, 5/3/2018 (f)	49,360,000	49,352,945
1.76%, 5/4/2018 (f)	107,648,000	107,627,416
1.78%, 5/7/2018 (f)	133,688,000	133,642,769
1.74%, 5/11/2018 (f)	44,783,000	44,758,848
1.87%, 6/8/2018 (f)	74,404,000	74,251,336

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 18.0% (continued)
Schlumberger Holdings Corp. 1.91%, 5/1/2018 (f)	27,681,000	27,679,476
2.11%, 5/14/2018 (f)	44,139,000	44,103,571
2.31%, 6/4/2018 (f)	52,671,000	52,560,135
Suncor Energy, Inc. 2.04%, 5/14/2018 (f)	25,282,000	25,259,937
Total Capital Canada Ltd. 1.74%, 5/9/2018 (f)	111,958,000	111,908,263
1.99%, 6/7/2018 (f)	142,557,000	142,258,905
2.11%, 7/6/2018 (f)	119,702,000	119,246,195
2.13%, 7/10/2018 (f)	52,735,000	52,521,165
2.13%, 7/18/2018 (f)	136,238,000	135,617,943
Unilever Capital Corp. 1.84%, 5/24/2018 (f)	88,277,000	88,168,713
2.00%, 6/4/2018 (f)	54,660,000	54,560,466
1.98%, 6/5/2018 (f)	28,930,000	28,875,727
2.06%, 7/17/2018 (f)	44,645,000	44,450,958
2.06%, 7/20/2018 (f)	39,512,000	39,332,685
UnitedHealth Group, Inc. 1.86%, 5/2/2018 (f)	61,666,000	61,659,186
1.93%, 5/18/2018 (f)	76,353,000	76,273,440
2.06%, 6/6/2018 (f)	79,286,000	79,108,762
2.16%, 6/13/2018 (f)	65,747,000	65,569,410
2.20%, 6/15/2018 (f)	107,627,000	107,321,698
VW Credit, Inc. 2.02%, 5/1/2018 (f)	67,062,000	67,057,972
Walmart, Inc. 1.92%, 5/21/2018 (f)	28,485,000	28,454,260
Walt Disney Co. (The) 1.66%, 5/15/2018 (f)	43,539,000	43,506,164
1.76%, 5/31/2018 (f)	40,300,000	40,235,349
2.06%, 7/20/2018 (f)	11,974,000	11,919,659
2.19%, 7/30/2018 (f)	39,788,000	39,581,218
2.19%, 7/31/2018 (f)	39,788,000	39,578,233
Total Commercial Paper (Cost $10,100,936,507)		10,100,806,296

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.52% (h) (Cost $238,452)	238,452	238,452
Total Short-Term Investments (Cost $10,101,174,959)		10,101,044,748
Total Investments — 99.9% (Cost $42,249,851,015)		56,038,542,656
Other Assets Less Liabilities — 0.1%		79,194,743
Net Assets — 100.0%		56,117,737,399

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $17,786,797, which represents approximately 0.03% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(e)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(f)  The rate shown was the current yield as of April 30, 2018.

(g)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(h)  Represents 7-day effective yield as of April 30, 2018.

(i)  Defaulted security.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,282,065,465
Aggregate gross unrealized depreciation	(1,453,603,761)
Net unrealized appreciation	$13,828,461,704
Federal income tax cost	$42,249,851,015

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,820,757	GBP	24,132,000	Bank of New York Mellon	5/16/2018	$576,493
USD	194,005,565	JPY	21,056,491,000	Bank of New York Mellon	5/16/2018	1,211,070

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2018 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	443,519,763	EUR	365,592,000	Goldman Sachs	6/13/2018	$587,141
USD	31,803,918	GBP	22,532,000	Goldman Sachs	6/13/2018	719,628
USD	194,230,154	JPY	21,056,491,000	Goldman Sachs	6/13/2018	1,048,830
USD	180,052,128	EUR	144,924,000	JPMorgan Chase Bank	7/18/2018	3,971,475
USD	62,165,690	GBP	44,576,000	JPMorgan Chase Bank	7/18/2018	561,926
USD	422,808,611	JPY	45,088,604,000	JPMorgan Chase Bank	7/18/2018	8,101,531
USD	38,937,415	EUR	30,974,000	UBS AG	8/15/2018	1,217,098
USD	92,294,219	GBP	64,722,000	UBS AG	8/15/2018	2,726,362
USD	423,191,829	JPY	44,218,891,000	UBS AG	8/15/2018	15,632,369
USD	207,104,302	EUR	166,128,000	HSBC Bank plc	9/19/2018	4,187,627
USD	291,732,051	JPY	30,946,936,000	HSBC Bank plc	9/19/2018	5,725,699
Total unrealized appreciation						46,267,249
USD	194,581,542	EUR	163,193,000	Bank of New York Mellon	5/16/2018	(2,694,139)
USD	123,948,887	JPY	13,827,242,000	Bank of New York Mellon	5/16/2018	(2,654,171)
USD	82,039,186	JPY	9,067,381,000	Goldman Sachs	6/13/2018	(1,148,876)
Total unrealized depreciation						(6,497,186)
Net unrealized appreciation						$39,770,063

Abbreviations

ADR  — American Depositary Receipt

CVA  — Dutch Certification

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NVDR  — Non-Voting Depositary Receipt

PJSC  — Public Joint Stock Company

PLN  — Polish Zloty

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at April 30, 2018	Market Value October 31, 2017	Purchases at Cost	Proceeds from Sales
Berkeley Group Holdings plc	6,719,082	$366,860,523	$—	$(37,763,694)
Chofu Seisakusho Co. Ltd.	3,351,250	83,273,333	—	(1,446,361)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Affiliated Securities (continued)

Security Description	Shares at April 30, 2018	Market Value October 31, 2017	Purchases at Cost	Proceeds from Sales
Emin Leydier SA^	—	$53,816,069	$—	$(84,400,895)
Flowserve Corp.	8,414,508	370,827,368	—	—
Hirose Electric Co. Ltd.	2,564,415	367,409,683	—	—
Hornbach Holding AG & Co. KGaA	1,181,422	101,162,948	—	—
Mills Music Trust	31,592	770,845	—	—
Namyang Dairy Products Co. Ltd.	39,989	23,439,818	—	—
NOW, Inc.*	5,851,664	73,262,833	—	—
NSC Groupe	64,717	5,740,670	—	—
Orbital ATK, Inc.	3,694,106	491,057,511	—	—
Sabeton SA	385,000	11,077,141	—	—
San Juan Basin Royalty Trust	3,908,035	29,427,504	—	—
T Hasegawa Co. Ltd.	3,061,300	67,686,317	—	(5,664,046)
Teradata Corp.*	12,190,179	407,761,488	—	—
Vista Outdoor, Inc.*	3,252,457	68,008,876	—	—
Total		$2,521,582,927	$—	$(129,274,996)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2018	Dividend/ Interest Income	Capital Gain Distributions
Berkeley Group Holdings plc	$21,607,307	$25,456,936	$376,161,072	$5,252,898	$—
Chofu Seisakusho Co. Ltd.	123,043	(2,352,488)	79,597,527	432,004	—
Emin Leydier SA^	84,411,612	(53,826,786)	—	110,565	—
Flowserve Corp.	—	2,860,932	373,688,300	3,197,513	—
Hirose Electric Co. Ltd.	—	(6,536,747)	360,872,936	4,931,403	—
Hornbach Holding AG & Co. KGaA	—	(6,227,964)	94,934,984	—	—
Mills Music Trust	—	(56,550)	714,295	34,010	—
Namyang Dairy Products Co. Ltd.	—	1,945,269	25,385,087	29,151	—
NOW, Inc.*	—	(2,282,149)	70,980,684	—	—
NSC Groupe	—	667,815	6,408,485	—	—
Orbital ATK, Inc.	—	(2,031,759)	489,025,752	2,364,228	—

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2018	Dividend/ Interest Income	Capital Gain Distributions
Sabeton SA	$—	$360,039	$11,437,180	$—	$—
San Juan Basin Royalty Trust	—	(2,540,223)	26,887,281	1,243,427	—
T Hasegawa Co. Ltd.	1,399,654	2,382,030	65,803,955	520,198	—
Teradata Corp.*	—	91,060,637	498,822,125	—	—
Vista Outdoor, Inc.*	—	(13,530,221)	54,478,655	—	—
Total	$107,541,616	$35,348,771	$2,535,198,318	$18,115,397	$—

*  Non-income producing security.

^  Represents an unaffiliated issuer as of April 30, 2018.

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

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First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2018 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on undervalued securities.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Overseas Fund	Class A	without sales load	5.88	4.99	5.06
		with sales load	0.60	3.92	4.53
MSCI EAFE Index			14.51	5.90	2.43
Consumer Price Index			2.46	1.51	1.55

Asset Allocation* (%)

Sectors* (%)
Industrials	11.6
Financials	10.8
Materials	10.8
Consumer Staples	10.5
Commodities	7.5
Consumer Discretionary	6.5
Health Care	6.3
Real Estate	4.6
Energy	4.4
Telecommunication Services	4.3
Information Technology	3.4
Foreign Government Securities	1.6
U.S. Treasury Obligations	0.2
Short-Term Investments	17.5

Countries*~ (%)

Japan	21.8
United States	9.1
France	9.0
United Kingdom	8.4
Canada	6.2
Hong Kong	5.0
Switzerland	3.3
South Korea	3.3
Germany	3.0
Singapore	2.3
Mexico	1.7
Sweden	1.3
Thailand	1.1
Chile	0.8
Brazil	0.8
Belgium	0.7
Norway	0.7
Australia	0.6
Netherlands	0.6
Denmark	0.5
Greece	0.5
Ireland	0.4
Poland	0.3
Russia	0.2
Israel	0.2
Turkey	0.2
Taiwan	0.2
Italy	0.1
Indonesia	0.1
Africa	0.1
Malaysia	0.0	^
Short-Term Investments	17.5

^  Less than 0.05%

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 developed market countries. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	7.5
KDDI Corp. (Wireless Telecommunication Services, Japan)	2.6
FANUC Corp. (Machinery, Japan)	2.5
TechnipFMC plc (Energy Equipment & Services, United Kingdom)	2.1
Sompo Holdings, Inc. (Insurance, Japan)	1.9
Danone SA (Food Products, France)	1.9
Nestle SA (Registered) (Food Products, Switzerland)	1.9
Secom Co. Ltd. (Commercial Services & Supplies, Japan)	1.9
Nutrien Ltd. (Chemicals, Canada)	1.8
Mitsubishi Estate Co. Ltd. (Real Estate Management & Development, Japan)	1.7
Total	25.8

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 72.7%
Africa — 0.1%
Randgold Resources Ltd., ADR	118,663	9,623,569
Australia — 0.6%
Newcrest Mining Ltd.	7,061,240	111,920,375
Belgium — 0.7%
Groupe Bruxelles Lambert SA	907,727	103,759,523
Sofina SA	98,473	17,189,889
		120,949,412
Brazil — 0.8%
Cielo SA	24,763,630	135,722,110
Canada — 6.2%
Agnico Eagle Mines Ltd.	1,977,932	83,233,511
Barrick Gold Corp.	4,694,846	63,239,576
Canadian Natural Resources Ltd.	1,096,974	39,574,622
Cenovus Energy, Inc.	9,854,984	98,845,489
Franco-Nevada Corp.	882,841	62,619,518
Goldcorp, Inc.	7,294,482	96,943,666
Imperial Oil Ltd.	6,877,585	213,888,367
Nutrien Ltd.	7,058,038	321,352,470
Suncor Energy, Inc.	659,849	25,233,526
Wheaton Precious Metals Corp.	4,232,770	87,999,288
		1,092,930,033
Chile — 0.8%
Cia Cervecerias Unidas SA, ADR	5,109,630	141,127,981
Denmark — 0.5%
ISS A/S	2,727,957	95,135,181
France — 9.0%
Bouygues SA	2,770,374	141,303,315
Carrefour SA	2,899,191	59,483,909
Cie de Saint-Gobain	3,533,820	184,893,212
Danone SA	4,221,140	341,936,877
Laurent-Perrier (a)	558,938	70,623,939
Legrand SA	648,834	50,487,697
Legris Industries SA‡ (a)(b)(c)	905,366	36,538,754
Neopost SA	71,800	1,937,399
First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
France — 9.0% (continued)
Rexel SA	7,346,731	113,887,320
Robertet SA (a)	196,831	118,371,172
Robertet SA CI (non-voting)‡ (b)	51,500	21,679,922
Sabeton SA	100,000	2,970,696
Sanofi	2,558,177	202,255,417
Sodexo SA	1,610,285	159,464,007
Wendel SA	493,657	74,558,421
		1,580,392,057
Germany — 3.0%
Hamburger Hafen und Logistik AG	1,449,647	34,809,543
HeidelbergCement AG	2,786,826	272,515,833
Hornbach Holding AG & Co. KGaA	385,305	30,961,776
Linde AG*	434,377	96,229,909
Telefonica Deutschland Holding AG	19,522,787	93,172,981
		527,690,042
Greece — 0.5%
JUMBO SA	5,079,219	92,972,461
Hong Kong — 5.0%
CK Asset Holdings Ltd.	5,217,582	45,043,211
Great Eagle Holdings Ltd.	22,777,700	115,056,930
Guoco Group Ltd.	7,806,340	103,512,788
Hang Lung Properties Ltd.	78,545,392	185,883,502
Hopewell Holdings Ltd.	21,050,581	74,673,053
Hysan Development Co. Ltd.	17,500,405	101,855,387
Jardine Matheson Holdings Ltd.	3,632,500	219,961,428
Jardine Strategic Holdings Ltd.	233,600	8,840,675
Swire Properties Ltd.	5,454,119	19,359,345
		874,186,319
Ireland — 0.4%
CRH plc	2,108,597	74,836,398
Israel — 0.2%
Israel Chemicals Ltd.	7,510,515	33,563,428
Italy — 0.1%
Italmobiliare SpA	575,830	15,611,108

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Japan — 21.7%
As One Corp. (a)	1,299,640	88,271,610
Astellas Pharma, Inc.	6,366,400	93,116,458
Chofu Seisakusho Co. Ltd. (a)	1,845,000	43,821,690
Daiichikosho Co. Ltd.	2,715,380	142,467,824
FANUC Corp.	2,072,940	444,045,796
Hirose Electric Co. Ltd.	1,140,930	160,555,432
Hoya Corp.	4,065,130	217,178,953
Kansai Paint Co. Ltd.	3,559,930	79,990,715
KDDI Corp.	16,995,400	456,217,805
Keyence Corp.	478,700	291,901,502
Maezawa Kasei Industries Co. Ltd. (a)	924,200	10,172,746
Mitsubishi Estate Co. Ltd.	16,844,350	307,789,237
MS&AD Insurance Group Holdings, Inc.	4,625,500	155,861,957
Nagaileben Co. Ltd.	1,687,224	44,621,704
Nissin Foods Holdings Co. Ltd.	1,056,530	77,796,735
NTT DOCOMO, Inc.	7,882,300	203,631,418
Secom Co. Ltd.	4,481,900	336,249,118
Shimano, Inc.	835,470	111,091,370
SK Kaken Co. Ltd.	437,806	44,653,649
SMC Corp.	332,490	126,343,856
Sompo Holdings, Inc.	8,193,900	343,079,551
T Hasegawa Co. Ltd.	1,943,011	41,765,854
		3,820,624,980
Mexico — 0.8%
Fresnillo plc	5,813,900	102,045,675
Industrias Penoles SAB de CV	2,246,692	47,156,140
		149,201,815
Netherlands — 0.6%
HAL Trust	571,392	105,555,134
Norway — 0.7%
Orkla ASA	13,188,419	122,061,319
Russia — 0.2%
Gazprom PJSC, ADR	8,419,603	38,852,207

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Singapore — 1.8%
ComfortDelGro Corp. Ltd.	32,779,415	55,324,731
Haw Par Corp. Ltd. (a)	25,512,113	268,011,866
		323,336,597
South Korea — 3.3%
Fursys, Inc. (a)	872,463	25,159,740
Hyundai Mobis Co. Ltd.	373,109	86,405,929
Kia Motors Corp.	4,849,974	149,741,444
KT&G Corp.	2,026,271	185,286,954
Lotte Confectionery Co. Ltd.	104,605	18,566,583
Lotte Corp.*	621,610	37,767,354
Namyang Dairy Products Co. Ltd.	22,950	14,568,700
Namyang Dairy Products Co. Ltd. (Preference)	27,183	5,471,977
NongShim Co. Ltd.	203,663	61,557,241
		584,525,922
Sweden — 1.3%
Investor AB, Class A	3,013,030	128,951,954
Investor AB, Class B	2,096,088	91,251,105
		220,203,059
Switzerland — 3.3%
Cie Financiere Richemont SA (Registered)	252,160	23,970,013
Nestle SA (Registered)	4,343,839	336,517,611
Pargesa Holding SA	2,413,791	225,906,008
		586,393,632
Taiwan — 0.1%
Taiwan Secom Co. Ltd.	8,545,694	25,684,491
Thailand — 1.1%
Bangkok Bank PCL, NVDR	25,121,159	152,952,971
Bangkok Bank PCL	15,000	95,534
Thai Beverage PCL	52,214,985	33,568,329
		186,616,834
Turkey — 0.2%
AG Anadolu Grubu Holding A/S	5,893,909	31,761,154
United Kingdom — 8.4%
Berkeley Group Holdings plc	3,051,776	170,850,621

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares		Value ($)
United Kingdom — 8.4% (continued)
British American Tobacco plc		3,110,617	170,609,597
BT Group plc		234,265	804,078
Diageo plc		5,378,305	191,869,370
GlaxoSmithKline plc		8,720,208	174,902,667
Hiscox Ltd.		5,881,403	120,266,181
Liberty Global plc, Class C*		2,684,482	78,118,426
Lloyds Banking Group plc		130,723,190	115,944,571
TechnipFMC plc		11,366,709	374,646,729
Unilever NV, CVA		405,816	23,264,858
WPP plc		3,299,895	56,626,624
			1,477,903,722
United States — 1.3%
Newmont Mining Corp.		1,435,420	56,397,652
Royal Gold, Inc.		551,449	48,968,671
Willis Towers Watson plc		841,188	124,924,831
			230,291,154
Total Common Stocks (Cost $9,098,896,545)			12,809,672,494
	Ounces
Commodities — 7.5%
Gold bullion* (Cost $943,895,802)		1,003,583	1,319,279,858
	Principal Amount ($)
Foreign Government Securities — 1.6%
Indonesia — 0.1%
Indonesia Treasury Bond 8.25%, 7/15/2021	IDR	152,606,000,000	11,517,434
Malaysia — 0.0% (d)
Malaysia Government Bond 3.66%, 10/15/2020	MYR	25,956,000	6,615,032
Mexico — 0.8%
Mexican Bonos 4.75%, 6/14/2018	MXN	1,249,660,000	66,515,384

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)		Value ($)
Mexico — 0.8% (continued)
5.00%, 12/11/2019	MXN	480,074,000	24,767,820
6.50%, 6/10/2021	MXN	1,025,590,000	53,507,446
			144,790,650
Poland — 0.3%
Poland Government Bond 3.25%, 7/25/2019	PLN	157,760,000	45,981,589
Singapore — 0.4%
Singapore Government Bond 3.25%, 9/1/2020	SGD	53,521,000	41,538,431
2.25%, 6/1/2021	SGD	46,160,000	34,989,002
			76,527,433
Total Foreign Government Securities (Cost $298,160,684)			285,432,138
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 1.13%, 1/15/2019 (e) (Cost $35,800,083)		35,977,000	35,709,983
Short-Term Investments — 17.4%
Commercial Paper — 17.4%
American Honda Finance Corp. 1.69%, 5/4/2018 (f)		4,542,000	4,541,121
2.01%, 6/6/2018 (f)		6,786,000	6,772,895
2.01%, 6/13/2018 (f)		17,539,000	17,498,335
2.00%, 6/18/2018 (f)		19,317,000	19,266,755
2.06%, 6/19/2018 (f)		26,124,000	26,054,590
2.16%, 7/6/2018 (f)		21,201,000	21,123,427
2.18%, 7/10/2018 (f)		28,105,000	27,995,250
Apple, Inc. 1.61%, 5/2/2018 (f)(g)		37,460,000	37,456,404
1.64%, 5/8/2018 (f)(g)		17,735,000	17,728,131
1.62%, 5/10/2018 (f)(g)		23,477,000	23,465,607
1.70%, 5/21/2018 (f)(g)		10,889,000	10,877,693
1.66%, 5/22/2018 (f)(g)		10,765,000	10,753,270
1.75%, 5/23/2018 (f)(g)		13,334,000	13,318,777

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 17.4% (continued)
1.88%, 6/5/2018 (f)(g)	12,975,000	12,951,308
1.90%, 6/12/2018 (f)(g)	12,975,000	12,946,406
1.92%, 6/20/2018 (f)(g)	4,667,000	4,654,663
1.96%, 7/13/2018 (f)(g)	21,469,000	21,383,342
AstraZeneca Pharmaceuticals LP 2.33%, 6/14/2018 (f)	12,589,000	12,558,078
AstraZeneca plc 2.03%, 5/1/2018 (f)	31,012,000	31,010,508
2.22%, 5/10/2018 (f)	15,393,000	15,385,351
2.21%, 6/5/2018 (f)	14,886,000	14,857,419
2.21%, 6/6/2018 (f)	33,883,000	33,815,963
2.25%, 6/8/2018 (f)	21,877,000	21,831,140
2.24%, 6/11/2018 (f)	17,165,000	17,125,950
2.37%, 6/19/2018 (f)	14,574,000	14,533,719
2.47%, 7/19/2018 (f)	16,457,000	16,377,531
BASF SE 1.98%, 6/1/2018 (f)	10,212,000	10,195,071
1.99%, 6/12/2018 (f)	6,569,000	6,554,131
1.99%, 6/13/2018 (f)	6,569,000	6,553,769
BP Capital Markets plc 2.21%, 7/12/2018 (f)	7,198,000	7,165,437
2.21%, 7/19/2018 (f)	8,768,000	8,723,926
2.21%, 7/23/2018 (f)	16,457,000	16,369,487
CenterPoint Energy, Inc. 2.10%, 5/1/2018 (f)	11,759,000	11,758,294
Chevron Corp. 1.73%, 5/25/2018 (f)	17,779,000	17,756,887
Coca-Cola Co. (The) 1.62%, 5/1/2018 (f)	16,762,000	16,761,198
1.63%, 5/3/2018 (f)	19,960,000	19,957,114
1.72%, 5/14/2018 (f)	12,798,000	12,789,022
1.76%, 5/17/2018 (f)	8,106,000	8,099,045
1.94%, 6/22/2018 (f)	25,457,000	25,385,004
2.03%, 6/25/2018 (f)	19,463,000	19,404,598
1.96%, 6/26/2018 (f)	11,443,000	11,407,996
1.95%, 6/27/2018 (f)	21,651,000	21,583,503

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 17.4% (continued)
2.04%, 7/16/2018 (f)	23,090,000	22,991,127
Diageo Capital plc 2.21%, 6/1/2018 (f)	33,883,000	33,812,523
2.21%, 6/5/2018 (f)	11,760,000	11,732,247
2.41%, 6/11/2018 (f)	18,556,000	18,504,260
2.52%, 6/14/2018 (f)	19,459,000	19,400,501
Eli Lilly & Co. 1.80%, 5/11/2018 (f)	6,569,000	6,565,457
1.80%, 5/14/2018 (f)	6,569,000	6,564,443
Engie SA 1.65%, 5/2/2018 (f)	16,908,000	16,906,366
1.66%, 5/9/2018 (f)	11,973,000	11,967,666
1.69%, 5/10/2018 (f)	17,842,000	17,833,134
1.70%, 5/30/2018 (f)	8,889,000	8,875,000
2.16%, 7/16/2018 (f)	12,710,000	12,651,008
2.14%, 7/19/2018 (f)	15,733,000	15,656,328
Eni Finance USA, Inc. 2.19%, 5/1/2018 (f)	11,630,000	11,629,360
Erste Abwicklungsanstalt 1.76%, 5/2/2018 (f)(g)	18,545,000	18,543,229
Export Development Corp. 1.66%, 5/18/2018 (f)	5,849,000	5,843,736
1.99%, 6/28/2018 (f)	14,886,000	14,839,232
Henkel of America, Inc. 1.96%, 5/9/2018 (f)	11,194,000	11,189,013
2.09%, 7/18/2018 (f)	7,929,000	7,891,295
HP, Inc. 2.67%, 6/8/2018 (f)	13,900,000	13,871,630
2.72%, 6/15/2018 (f)	25,457,000	25,395,099
Intel Corp. 1.96%, 6/21/2018 (f)	25,951,000	25,879,816
John Deere Financial Ltd. 1.82%, 5/11/2018 (f)	4,887,000	4,884,335
1.93%, 5/17/2018 (f)	20,288,000	20,270,592
2.08%, 6/12/2018 (f)	14,574,000	14,541,012
Kreditanstalt fuer Wiederaufbau 1.70%, 5/8/2018 (f)	61,210,000	61,187,407

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 17.4% (continued)
2.02%, 6/7/2018 (f)	15,535,000	15,504,663
2.19%, 7/5/2018 (f)	34,883,000	34,756,311
2.11%, 7/11/2018 (f)	33,007,000	32,873,058
LVMH Moet Hennessy Louis Vuitton, Inc. 1.86%, 5/15/2018 (f)	13,411,000	13,400,606
1.86%, 5/17/2018 (f)	22,799,000	22,778,900
MetLife Short Term Funding LLC 1.64%, 5/1/2018 (f)	7,062,000	7,061,674
1.66%, 5/7/2018 (f)	3,078,000	3,076,971
1.91%, 5/22/2018 (f)	20,117,000	20,094,244
2.06%, 6/1/2018 (f)	19,234,000	19,200,747
2.13%, 6/11/2018 (f)	10,482,000	10,457,933
2.15%, 6/14/2018 (f)	12,337,000	12,306,543
2.14%, 6/15/2018 (f)	3,041,000	3,033,306
2.17%, 6/18/2018 (f)	14,771,000	14,730,891
2.21%, 6/21/2018 (f)	31,377,000	31,285,902
2.25%, 7/11/2018 (f)	20,976,000	20,885,300
Mitsubishi International Corp. 1.94%, 6/1/2018 (f)	21,890,000	21,852,894
2.07%, 6/14/2018 (f)	5,677,000	5,663,162
2.24%, 6/29/2018 (f)	12,975,000	12,931,750
Mitsui & Co. USA, Inc. 1.83%, 5/1/2018 (f)	12,327,000	12,326,321
Nestle Capital Corp. 1.73%, 5/10/2018 (f)	6,680,000	6,676,829
1.76%, 5/15/2018 (f)	22,487,000	22,470,697
1.78%, 5/16/2018 (f)	27,947,000	27,925,363
1.83%, 6/4/2018 (f)	9,774,000	9,757,152
2.01%, 6/15/2018 (f)	12,589,000	12,559,997
2.00%, 6/18/2018 (f)	2,780,000	2,773,147
NRW Bank 1.76%, 5/3/2018 (f)	18,545,000	18,542,472
1.81%, 5/10/2018 (f)	18,278,000	18,269,399
2.09%, 7/9/2018 (f)	31,141,000	31,012,085
2.14%, 7/12/2018 (f)	8,473,000	8,436,318

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 17.4% (continued)
2.14%, 7/13/2018 (f)	10,734,000	10,686,849
2.14%, 7/18/2018 (f)	11,799,000	11,743,383
2.14%, 7/19/2018 (f)	30,445,000	30,299,540
2.14%, 7/20/2018 (f)	32,914,000	32,754,630
2.14%, 7/23/2018 (f)	22,451,000	22,337,952
2.14%, 7/24/2018 (f)	22,451,000	22,336,500
Ontario Teachers' Finance Trust 1.52%, 5/17/2018 (f)(g)	48,300,000	48,257,600
1.53%, 6/7/2018 (f)(g)	21,232,000	21,188,073
1.87%, 7/25/2018 (f)(g)	17,082,000	16,990,470
1.85%, 7/27/2018 (f)(g)	10,338,000	10,280,964
Pfizer, Inc. 1.86%, 6/4/2018 (f)	11,443,000	11,422,385
1.89%, 6/12/2018 (f)	8,110,000	8,091,837
1.91%, 6/13/2018 (f)	8,110,000	8,091,395
1.91%, 6/14/2018 (f)	8,340,000	8,320,401
2.01%, 7/2/2018 (f)	9,342,000	9,310,431
2.02%, 7/12/2018 (f)	20,522,000	20,440,104
2.02%, 7/13/2018 (f)	18,185,000	18,111,323
Philip Morris International, Inc. 1.83%, 5/11/2018 (f)	11,661,000	11,654,693
Procter & Gamble Co. (The) 1.64%, 5/3/2018 (f)	10,628,000	10,626,481
1.67%, 5/4/2018 (f)	19,197,000	19,193,329
1.67%, 5/7/2018 (f)	9,679,000	9,675,726
Province of Quebec Canada 1.96%, 7/3/2018 (f)	34,883,000	34,763,003
1.95%, 7/5/2018 (f)	17,406,000	17,344,029
1.96%, 7/6/2018 (f)	27,253,000	27,154,297
1.96%, 7/10/2018 (f)	23,916,000	23,823,551
1.99%, 7/16/2018 (f)	13,345,000	13,288,427
1.97%, 7/17/2018 (f)	47,719,000	47,513,665
2.00%, 7/19/2018 (f)	7,409,000	7,376,187
2.00%, 7/20/2018 (f)	22,451,000	22,350,122
1.99%, 7/23/2018 (f)	21,515,000	21,414,195
2.00%, 7/24/2018 (f)	11,471,000	11,416,506

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 17.4% (continued)
PSP Capital, Inc. 1.64%, 5/2/2018 (f)(g)	3,851,000	3,850,632
1.75%, 5/11/2018 (f)(g)	18,282,000	18,272,085
1.75%, 5/14/2018 (f)(g)	18,282,000	18,269,245
1.70%, 5/22/2018 (f)(g)	8,405,000	8,395,585
2.06%, 6/19/2018 (f)(g)	32,617,000	32,527,756
2.01%, 6/20/2018 (f)(g)	33,950,000	33,855,011
2.06%, 7/9/2018 (f)(g)	31,141,000	31,014,628
2.11%, 7/16/2018 (f)(g)	8,373,000	8,334,800
QUALCOMM, Inc. 1.65%, 5/8/2018 (f)	16,210,000	16,203,603
1.73%, 5/15/2018 (f)	32,681,000	32,656,217
1.73%, 5/16/2018 (f)	14,869,000	14,856,940
2.26%, 6/6/2018 (f)	5,675,000	5,663,772
2.23%, 6/8/2018 (f)	20,288,000	20,245,471
Roche Holdings, Inc. 1.83%, 5/14/2018 (f)	12,721,000	12,712,174
Sanofi 1.80%, 5/3/2018 (f)	20,890,000	20,887,015
1.77%, 5/4/2018 (f)	73,245,000	73,230,994
1.78%, 5/7/2018 (f)	28,902,000	28,892,222
1.74%, 5/11/2018 (f)	15,217,000	15,208,793
1.87%, 6/8/2018 (f)	25,596,000	25,543,481
Schlumberger Holdings Corp. 1.91%, 5/1/2018 (f)	16,319,000	16,318,101
2.11%, 5/14/2018 (f)	4,887,000	4,883,077
2.31%, 6/4/2018 (f)	22,329,000	22,282,001
Suncor Energy, Inc. 2.04%, 5/14/2018 (f)	17,181,000	17,166,007
Total Capital Canada Ltd. 1.74%, 5/9/2018 (f)	38,042,000	38,025,100
1.99%, 6/7/2018 (f)	37,243,000	37,165,123
2.11%, 7/6/2018 (f)	20,298,000	20,220,709
2.13%, 7/10/2018 (f)	19,865,000	19,784,449
2.13%, 7/18/2018 (f)	44,762,000	44,558,275
Unilever Capital Corp. 1.84%, 5/24/2018 (f)	9,774,000	9,762,010

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 17.4% (continued)
2.00%, 6/4/2018 (f)	25,340,000	25,293,857
1.98%, 6/5/2018 (f)	11,070,000	11,049,233
2.06%, 7/17/2018 (f)	12,205,000	12,151,953
2.06%, 7/20/2018 (f)	10,488,000	10,440,403
UnitedHealth Group, Inc. 1.86%, 5/2/2018 (f)	13,334,000	13,332,526
1.93%, 5/18/2018 (f)	23,647,000	23,622,360
2.06%, 6/6/2018 (f)	20,714,000	20,667,695
2.16%, 6/13/2018 (f)	9,253,000	9,228,007
2.20%, 6/15/2018 (f)	42,373,000	42,252,802
VW Credit, Inc. 2.02%, 5/1/2018 (f)	8,074,000	8,073,515
Walmart, Inc. 1.92%, 5/21/2018 (f)	10,493,000	10,481,676
Walt Disney Co. (The) 1.66%, 5/15/2018 (f)	6,461,000	6,456,128
2.06%, 7/20/2018 (f)	5,326,000	5,301,829
2.19%, 7/30/2018 (f)	10,212,000	10,158,927
2.19%, 7/31/2018 (f)	10,212,000	10,158,161
Total Commercial Paper (Cost $3,056,563,545)		3,056,530,962
Investment Companies — 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.52% (h) (Cost $101,647)	101,647	101,647
Total Short-Term Investments (Cost $3,056,665,192)		3,056,632,609
Total Investments — 99.4% (Cost $13,433,418,306)		17,506,727,082
Other Assets Less Liabilities — 0.6%		104,096,401
Net Assets — 100.0%		17,610,823,483

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

(b)  Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $58,218,676, which represents approximately 0.33% of net assets of the Fund.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

(d)  Represents less than 0.05% of net assets.

(e)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(f)  The rate shown was the current yield as of April 30, 2018.

(g)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(h)  Represents 7-day effective yield as of April 30, 2018.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,619,397,809
Aggregate gross unrealized depreciation	(525,398,762)
Net unrealized appreciation	$4,093,999,047
Federal income tax cost	$13,433,418,306

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SA	04/30/04	$23,433,066	$40.36

Forward Foreign Currency Contracts outstanding as of April 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,484,325	GBP	11,762,000	Bank of New York Mellon	5/16/2018	$280,984
USD	109,033,127	JPY	11,833,965,000	Bank of New York Mellon	5/16/2018	680,634
USD	270,733,736	EUR	223,165,000	Goldman Sachs	6/13/2018	358,403
USD	19,888,035	GBP	14,090,000	Goldman Sachs	6/13/2018	450,007
USD	109,159,349	JPY	11,833,965,000	Goldman Sachs	6/13/2018	589,453
USD	98,542,648	EUR	79,317,000	JPMorgan Chase Bank	7/18/2018	2,173,591
USD	26,847,445	GBP	19,251,000	JPMorgan Chase Bank	7/18/2018	242,679
USD	225,423,205	JPY	24,036,482,000	JPMorgan Chase Bank	7/18/2018	4,345,186
USD	14,726,927	EUR	11,715,000	UBS AG	8/15/2018	460,331
USD	38,860,199	GBP	27,251,000	UBS AG	8/15/2018	1,147,926
USD	227,206,405	JPY	23,740,570,000	UBS AG	8/15/2018	8,392,823
USD	117,826,351	EUR	94,514,000	HSBC Bank plc	9/19/2018	2,382,436

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Forward Foreign Currency Contracts outstanding as of April 30, 2018 (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	164,620,004	JPY	17,462,890,000	HSBC Bank plc	9/19/2018	$3,230,926
Total unrealized appreciation						24,735,379
USD	129,750,439	EUR	108,820,000	Bank of New York Mellon	5/16/2018	(1,796,500)
USD	71,775,342	JPY	8,006,970,000	Bank of New York Mellon	5/16/2018	(1,536,956)
USD	50,817,833	JPY	5,616,641,000	Goldman Sachs	6/13/2018	(711,652)
Total unrealized depreciation						(4,045,108)
Net unrealized appreciation						$20,690,271

Abbreviations

ADR  — American Depositary Receipt

CVA  — Dutch Certification

EUR  — Euro

GBP  — British Pound

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NVDR  — Non-Voting Depositary Receipt

PJSC  — Public Joint Stock Company

PLN  — Polish Zloty

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SGD  — Singapore Dollar

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at April 30, 2018	Market Value October 31, 2017	Purchases at Cost	Proceeds from Sales
As One Corp.	1,299,640	$71,451,190	$—	$—
Chofu Seisakusho Co. Ltd.	1,845,000	45,665,265	—	(616,561)
Emin Leydier SA^	—	51,993,413	—	(82,309,418)
Fursys, Inc.	872,463	26,243,587	—	—
Haw Par Corp. Ltd.	25,512,113	228,338,184	—	—
Laurent-Perrier	558,938	52,418,364	—	—
Legris Industries SA‡ (b)(c)	905,366	34,348,829	—	—
Maezawa Kasei Industries Co. Ltd.	924,200	12,682,521	—	(2,415,994)
Robertet SA	196,831	108,188,782	—	(18,076,730)
Total		$631,330,135	$—	$(103,418,703)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2018	Dividend/ Interest Income	Capital Gain Distributions
As One Corp.	$—	$16,820,420	$88,271,610	$656,046	$—
Chofu Seisakusho Co. Ltd.	50,113	(1,277,127)	43,821,690	237,828	—
Emin Leydier SA^	73,229,746	(42,913,741)	—	—	—
Fursys, Inc.	—	(1,083,847)	25,159,740	508,865	—
Haw Par Corp. Ltd.	—	39,673,682	268,011,866	—	—
Laurent-Perrier	—	18,205,575	70,623,939	—	—
Legris Industries SA‡ (b)(c)	—	2,189,925	36,538,754	—	—
Maezawa Kasei Industries Co. Ltd.	(700,949)	607,168	10,172,746	117,211	—
Robertet SA	12,854,681	15,404,439	118,371,172	—	—
Total	$85,433,591	$47,626,494	$660,971,517	$1,519,950	$—

^  Represents an unaffiliated issuer as of April 30, 2018.

‡  Value determined using significant unobservable inputs.

(b)  Security fair valued as of April 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2018 amounted to $36,538,754, which represents approximately 0.21% of net assets of the Fund.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

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First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2018 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns^ (%)			One-Year	Five-Years	Ten-Years
First Eagle U.S. Value Fund	Class A	without sales charge	8.54	7.81	6.94
		with sales charge	3.11	6.71	6.39
S&P 500 Index			13.27	12.96	9.02
Consumer Price Index			2.46	1.51	1.55

Asset Allocation* (%)

Sectors* (%)

Financials	16.9
Information Technology	14.3
Energy	10.8
Industrials	10.6
Commodities	10.4
Consumer Discretionary	6.6
Materials	5.0
Real Estate	3.3
Health Care	3.0
Consumer Staples	1.3
Utilities	1.0
Short-Term Investments	16.8

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	10.4
Oracle Corp. (Software, United States)	4.2
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs), United States)	3.3
Omnicom Group, Inc. (Media, United States)	2.9
Alleghany Corp. (Insurance, United States)	2.7
American Express Co. (Consumer Finance, United States)	2.5
Schlumberger Ltd. (Energy Equipment & Services, United States)	2.4
Teradata Corp. (IT Services, United States)	2.4
Microsoft Corp. (Software, United States)	2.3
National Oilwell Varco, Inc. (Energy Equipment & Services, United States)	2.2
Total	35.3

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 71.9%
Aerospace & Defense — 1.4%
Orbital ATK, Inc.	211,151	27,952,169
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	240,725	22,153,922
Banks — 3.3%
BB&T Corp.	729,608	38,523,302
US Bancorp	520,595	26,264,018
		64,787,320
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)	728,362	39,703,013
Chemicals — 1.9%
Nutrien Ltd. (Canada)	468,667	21,338,408
Praxair, Inc.	60,413	9,214,191
Scotts Miracle-Gro Co. (The)	88,434	7,391,314
		37,943,913
Commercial Services & Supplies — 0.5%
Cintas Corp.	56,714	9,658,394
Consumer Finance — 3.6%
American Express Co.	509,838	50,346,503
Synchrony Financial	652,277	21,636,028
		71,982,531
Diversified Consumer Services — 0.4%
H&R Block, Inc.	300,081	8,297,240
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class A*	66	19,182,900
Energy Equipment & Services — 6.2%
National Oilwell Varco, Inc.	1,145,097	44,280,901
Schlumberger Ltd.	697,928	47,849,944
SEACOR Holdings, Inc.*	96,554	5,295,021
SEACOR Marine Holdings, Inc.*	97,076	2,299,730
TechnipFMC plc (United Kingdom)	710,652	23,423,090
		123,148,686
Equity Real Estate Investment Trusts (REITs) — 3.3%
Weyerhaeuser Co.	1,773,946	65,245,734

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Gas Utilities — 1.0%
UGI Corp.	394,669	19,098,033
Health Care Equipment & Supplies — 1.4%
Varex Imaging Corp.*	93,178	3,353,476
Varian Medical Systems, Inc.*	203,945	23,574,003
		26,927,479
Health Care Providers & Services — 1.7%
Anthem, Inc.	109,314	25,797,011
HCA Healthcare, Inc.	70,585	6,757,808
Universal Health Services, Inc., Class B	18,950	2,164,090
		34,718,909
Household Products — 1.3%
Colgate-Palmolive Co.	391,155	25,515,041
Industrial Conglomerates — 1.5%
3M Co.	155,288	30,186,434
Insurance — 6.4%
Alleghany Corp.	92,464	53,136,287
Brown & Brown, Inc.	621,754	16,930,361
Cincinnati Financial Corp.	124,524	8,759,018
Travelers Cos., Inc. (The)	20,331	2,675,560
Willis Towers Watson plc	161,294	23,953,772
WR Berkley Corp.	282,471	21,061,038
		126,516,036
Internet Software & Services — 1.3%
Alphabet, Inc., Class A*	7,298	7,433,597
Alphabet, Inc., Class C*	9,165	9,323,829
Facebook, Inc., Class A*	48,712	8,378,464
		25,135,890
IT Services — 3.8%
Automatic Data Processing, Inc.	59,406	7,014,660
Mastercard, Inc., Class A	62,464	11,135,457
Teradata Corp.*	1,158,000	47,385,360
Visa, Inc., Class A	70,652	8,964,326
		74,499,803

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Leisure Products — 0.3%
Vista Outdoor, Inc.*	326,357	5,466,480
Machinery — 3.8%
Cummins, Inc.	84,917	13,574,831
Deere & Co.	188,587	25,521,479
Flowserve Corp.	817,802	36,318,587
		75,414,897
Media — 5.1%
Comcast Corp., Class A	1,363,769	42,808,709
Omnicom Group, Inc.	787,030	57,972,630
		100,781,339
Metals & Mining — 3.1%
Agnico Eagle Mines Ltd. (Canada)	205,280	8,638,404
Franco-Nevada Corp. (Canada)	155,814	11,051,817
Goldcorp, Inc. (Canada)	740,683	9,843,677
Newcrest Mining Ltd. (Australia)	1,024,323	16,310,067
Newmont Mining Corp.	55,767	2,191,085
Randgold Resources Ltd., ADR (Africa)	21,756	1,764,412
Royal Gold, Inc.	121,921	10,826,585
Tahoe Resources, Inc.	325,000	1,637,719
		62,263,766
Oil, Gas & Consumable Fuels — 4.4%
Canadian Natural Resources Ltd. (Canada)	142,767	5,150,487
ConocoPhillips	383,495	25,118,922
Devon Energy Corp.	185,963	6,756,036
Exxon Mobil Corp.	417,478	32,458,915
Imperial Oil Ltd. (Canada)	297,287	9,245,430
San Juan Basin Royalty Trust	595,832	4,099,324
Suncor Energy, Inc. (Canada)	88,140	3,370,594
		86,199,708
Road & Rail — 2.1%
Union Pacific Corp.	312,435	41,750,689
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	127,503	11,137,387
Texas Instruments, Inc.	117,378	11,905,650

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment — 2.5% (continued)
Xilinx, Inc.	405,225	26,031,654
		49,074,691
Software — 6.5%
Microsoft Corp.	484,938	45,351,402
Oracle Corp.	1,821,262	83,177,035
		128,528,437
Specialty Retail — 0.8%
Tiffany & Co.	159,599	16,411,565
Trading Companies & Distributors — 0.2%
NOW, Inc.*	293,998	3,566,195
Total Common Stocks (Cost $893,932,624)		1,422,111,214
	Ounces
Commodities — 10.4%
Gold bullion* (Cost $186,047,980)	156,194	205,328,273
	Principal Amount ($)
Corporate Bonds — 1.2%
Banks — 0.6%
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 6/4/2018 (a)(b)	12,404,000	12,295,465
Health Care Equipment & Supplies — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028	600,000	595,500
Oil, Gas & Consumable Fuels — 0.3%
CITGO Petroleum Corp. 6.25%, 8/15/2022 (d)	6,542,000	6,542,000
Software — 0.3%
Veritas US, Inc. 7.50%, 2/1/2023 (d)	4,945,000	4,771,925
Total Corporate Bonds (Cost $24,075,227)		24,204,890

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Short-Term Investments — 16.8%
Commercial Paper — 4.7%
AstraZeneca plc 2.03%, 5/1/2018 (e)	17,738,000	17,737,147
CenterPoint Energy, Inc. 2.10%, 5/1/2018 (e)	6,726,000	6,725,596
Coca-Cola Co. (The) 1.96%, 6/26/2018 (e)	6,923,000	6,901,823
Eni Finance USA, Inc. (Italy) 2.19%, 5/1/2018 (e)	6,652,000	6,651,634
Henkel of America, Inc. (Germany) 1.91%, 5/9/2018 (e)	756,000	755,663
John Deere Financial Ltd. 1.82%, 5/11/2018 (e)	974,000	973,469
Kreditanstalt fuer Wiederaufbau (Germany) 1.70%, 5/8/2018 (e)	7,745,000	7,742,141
MetLife Short Term Funding LLC 2.01%, 6/5/2018 (e)	20,624,000	20,583,701
Mitsui & Co. USA, Inc. 1.83%, 5/1/2018 (e)	7,051,000	7,050,612
Nestle Capital Corp. (Switzerland) 1.83%, 6/4/2018 (e)	1,949,000	1,945,640
Pfizer, Inc. 1.86%, 6/4/2018 (e)	6,923,000	6,910,528
Schlumberger Holdings Corp. 2.11%, 5/14/2018 (e)	974,000	973,218
Unilever Capital Corp. (United Kingdom) 1.84%, 5/24/2018 (e)	1,949,000	1,946,609
Walmart, Inc. 1.92%, 5/21/2018 (e)	6,872,000	6,864,584
Total Commercial Paper (Cost $93,765,789)		93,762,365
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.52% (f) (Cost $46,667)	46,667	46,667

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 12.1%
U.S. Treasury Bills 1.57%, 5/3/2018 (e)	30,000,000	29,997,398
1.62%, 5/10/2018 (e)	30,000,000	29,988,487
1.62%, 5/17/2018 (e)	30,000,000	29,978,733
1.70%, 6/7/2018 (e)	30,000,000	29,949,472
1.64%, 6/14/2018 (e)	20,000,000	19,959,728
1.69%, 6/21/2018 (e)	30,000,000	29,928,281
1.67%, 7/5/2018 (e)	30,000,000	29,905,289
1.70%, 7/12/2018 (e)	20,000,000	19,930,450
1.80%, 7/26/2018 (e)	20,000,000	19,914,896
Total U.S. Treasury Obligations (Cost $239,556,772)		239,552,734
Total Short-Term Investments (Cost $333,369,228)		333,361,766
Total Investments — 100.3% (Cost $1,437,425,059)		1,985,006,143
Liabilities in excess of other assets — (0.3%)		(6,202,815)
Net Assets — 100.0%		1,978,803,328

*  Non-income producing security.

(a)  Perpetual security. The rate reflected was the rate in effect on April 30, 2018. The maturity date reflects the next call date.

(b)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(c)  Represents less than 0.05% of net assets.

(d)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(e)  The rate shown was the current yield as of April 30, 2018.

(f)  Represents 7-day effective yield as of April 30, 2018.

Abbreviations

ADR  — American Depositary Receipt

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

USD  — United States Dollar

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$607,910,024
Aggregate gross unrealized depreciation	(60,328,940)
Net unrealized appreciation	$547,581,084
Federal income tax cost	$1,437,425,059

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

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First Eagle Gold Fund

Fund Overview

Data as of April 30, 2018 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund. The Fund's investment objective seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One-Year	Five-Years	Ten-Years
First Eagle Gold Fund	Class A	without sales load	-5.80	-4.20	-2.38
		with sales load	-10.51	-5.18	-2.88
FTSE Gold Mines Index			-3.30	-4.90	-6.24
MSCI World Index			13.22	9.28	5.48
Consumer Price Index			2.46	1.51	1.55

Asset Allocation* (%)

Sectors* (%)

Materials	76.0
Commodities	22.3
Short-Term Investments	1.7

Countries*~ (%)

Canada	40.9
United States	37.0
Mexico	8.7
Australia	6.3
Africa	3.9
South Africa	1.5
Short-Term Investments	1.7

^  Less than 0.05%

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, is available with dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	17.4
Royal Gold, Inc. (Metals & Mining, United States)	6.1
Newcrest Mining Ltd. (Metals & Mining, Australia)	6.0
Newmont Mining Corp. (Metals & Mining, United States)	5.6
Fresnillo plc (Metals & Mining, Mexico)	5.4
Wheaton Precious Metals Corp. (Metals & Mining, Canada)	4.9
Silver bullion (Precious Metal)	4.8
Goldcorp, Inc. (Metals & Mining, Canada)	4.4
Franco-Nevada Corp. (Metals & Mining, Canada)	4.3
Agnico Eagle Mines Ltd. (Metals & Mining, Canada)	4.3
Total	63.2

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 76.0%
Africa — 3.9%
Randgold Resources Ltd., ADR	545,974	44,278,492
Australia — 6.3%
Newcrest Mining Ltd.	4,233,004	67,401,178
OceanaGold Corp.	1,406,000	3,788,902
		71,190,080
Canada — 40.8%
Agnico Eagle Mines Ltd.	1,142,787	48,089,709
Alamos Gold, Inc., Class A	2,964,338	16,022,825
B2Gold Corp.*	12,170,500	34,977,332
Barrick Gold Corp.	3,270,338	44,051,453
Detour Gold Corp.*	4,368,049	31,570,929
Dundee Precious Metals, Inc.*	5,093,970	12,933,792
Eldorado Gold Corp.*	7,718,257	7,333,832
Franco-Nevada Corp.	679,943	48,228,053
Goldcorp, Inc.	3,715,245	49,375,606
Guyana Goldfields, Inc.*	1,852,133	7,183,786
Kinross Gold Corp.*	2,797,363	10,853,768
MAG Silver Corp.*	2,399,467	26,668,012
Mandalay Resources Corp.	12,678,371	2,073,646
New Gold, Inc.*	10,007,331	23,460,467
Novagold Resources, Inc.*	5,495,440	26,268,203
Orla Mining Ltd.*	2,310,100	2,446,930
Osisko Gold Royalties Ltd.	1,444,217	14,094,037
Wheaton Precious Metals Corp.	2,661,126	55,324,810
		460,957,190
Mexico — 8.7%
Fresnillo plc	3,473,953	60,978,036
Industrias Penoles SAB de CV	1,756,596	36,869,445
		97,847,481
South Africa — 1.5%
AngloGold Ashanti Ltd., ADR	1,840,964	16,531,857

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
United States — 14.8%
Newmont Mining Corp.	1,623,421	63,784,211
Royal Gold, Inc.	771,654	68,522,875
Tahoe Resources, Inc.	6,835,667	34,445,863
		166,752,949
Total Common Stocks (Cost $877,996,769)		857,558,049
	Ounces
Commodities — 22.2%
Gold bullion*	149,579	196,631,573
Silver bullion*	3,325,060	54,298,229
Total Commodities (Cost $171,543,553)		250,929,802
	Number of Warrants
Warrants — 0.0% (a)
Canada — 0.0% (a)
Osisko Gold Royalties Ltd., expiring 2/26/2019* (Cost $81,620)	59,602	25,531
	Principal Amount ($)
Short-Term Investments — 1.7%
Commercial Paper — 1.7%
AstraZeneca plc 2.03%, 5/1/2018 (b)	8,938,000	8,937,570
CenterPoint Energy, Inc. 2.10%, 5/1/2018 (b)	3,389,000	3,388,796
Eni Finance USA, Inc. 2.19%, 5/1/2018 (b)	3,348,000	3,347,816
Mitsui & Co. USA, Inc. 1.83%, 5/1/2018 (b)	3,553,000	3,552,804
Total Commercial Paper (Cost $19,228,000)		19,226,986

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Investment Companies — 0.0% (a)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.52% (c) (Cost $67,337)	67,337	67,337
Total Short-Term Investments (Cost $19,295,337)		19,294,323
Total Investments — 99.9% (Cost $1,068,917,279)		1,127,807,705
Other Assets Less Liabilities — 0.1%		1,268,299
Net Assets — 100.0%		1,129,076,004

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The rate shown was the current yield as of April 30, 2018.

(c)  Represents 7-day effective yield as of April 30, 2018.

Abbreviations

ADR  — American Depositary Receipt

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$328,663,802
Aggregate gross unrealized depreciation	(269,773,376)
Net unrealized appreciation	$58,890,426
Federal income tax cost	$1,068,917,279

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

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First Eagle Global Income Builder Fund

Fund Overview

Data as of April 30, 2018 (unaudited)

Investment Objective

The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^ (%)			One-Year	Since Five-Years	Inception (5/1/2012)
First Eagle Global Income Builder	Class A	without sales load	6.07	5.36	6.48
		with sales load	0.76	4.29	5.56
Composite Index			7.71	6.23	7.09
MSCI World Index			13.22	9.28	10.41
Bloomberg Barclays U.S. Aggregate Bond Index			-0.32	1.47	1.85

Asset Allocation* (%)

Sectors* (%)
Industrials	14.0
Consumer Staples	12.2
Financials	10.1
Consumer Discretionary	9.6
Energy	8.5
Materials	8.4
Information Technology	7.6
Health Care	7.3
Real Estate	4.4
Telecommunication Services	4.3
Commodities	3.7
U.S. Treasury Obligations	2.6
Foreign Government Securities	1.3
Utilities	0.5
Short-Term Investments	5.5

Countries*~ (%)

United States	49.9
United Kingdom	7.1
France	6.0
Japan	5.0
Hong Kong	5.0
Canada	4.2
Germany	3.2
Switzerland	2.1
South Korea	1.3
Singapore	1.3
Mexico	1.2
Belgium	1.2
Netherlands	1.1
Australia	0.9
Chile	0.8
Norway	0.6
Thailand	0.6
Sweden	0.6
Brazil	0.5
Denmark	0.5
Austria	0.4
Russia	0.2
Ireland	0.2
New Zealand	0.2
Poland	0.2
Malaysia	0.1
Israel	0.1
Italy	0.0	**
Short-Term Investments	5.5

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

**  Less than 0.05%

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A Shares give effect to the deduction of the maximum sales charge of 5.00%.

The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed international markets. The index provides total returns in U.S. dollars with net dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Gold bullion (Precious Metal)	3.7
Nestle SA (Registered) (Food Products, Switzerland)	1.9
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	1.6
Weyerhaeuser Co. (Equity Real Estate Investment Trusts (REITs), United States)	1.5
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.5
Microsoft Corp. (Software, United States)	1.4
KDDI Corp. (Wireless Telecommunication Services, Japan)	1.4
Danone SA (Food Products, France)	1.2
British American Tobacco plc (Tobacco, United Kingdom)	1.2
Groupe Bruxelles Lambert SA (Diversified Financial Services, Belgium)	1.2
Total	16.6

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 54.2%
Austria — 0.4%
Mayr Melnhof Karton AG	39,074	5,921,201
Belgium — 1.2%
Groupe Bruxelles Lambert SA	151,111	17,273,041
Brazil — 0.5%
Cielo SA	1,311,273	7,186,698
Canada — 2.7%
Agnico Eagle Mines Ltd.	159,945	6,730,658
Franco-Nevada Corp.	49,135	3,485,124
Goldcorp, Inc.	644,005	8,558,826
Nutrien Ltd.	318,641	14,507,725
Suncor Energy, Inc.	27,609	1,055,806
Wheaton Precious Metals Corp.	260,483	5,415,441
		39,753,580
Chile — 0.7%
Cia Cervecerias Unidas SA, ADR	373,175	10,307,093
Quinenco SA	200,388	656,678
		10,963,771
Denmark — 0.5%
ISS A/S	202,239	7,052,913
France — 5.2%
Bouygues SA	140,537	7,168,109
Carrefour SA	144,931	2,973,610
Cie de Saint-Gobain	168,390	8,810,343
Danone SA	225,059	18,231,087
Legrand SA	43,918	3,417,390
LVMH Moet Hennessy Louis Vuitton SE	4,980	1,733,101
Neopost SA	3,739	100,890
Rexel SA	519,216	8,048,766
Sanofi	186,655	14,757,378
Sodexo SA	84,551	8,372,953
Thermador Groupe	18,996	2,741,279
		76,354,906

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Germany — 2.0%
Hamburger Hafen und Logistik AG	95,685	2,297,629
HeidelbergCement AG	145,035	14,182,563
Linde AG*	21,487	4,760,132
Telefonica Deutschland Holding AG	1,590,230	7,589,412
		28,829,736
Hong Kong — 4.9%
CK Asset Holdings Ltd.	623,936	5,386,419
Great Eagle Holdings Ltd.	1,749,774	8,838,628
Guoco Group Ltd.	67,700	897,708
Hang Lung Properties Ltd.	4,629,534	10,956,136
Hopewell Holdings Ltd.	1,513,190	5,367,762
Hysan Development Co. Ltd.	1,193,083	6,943,950
Jardine Matheson Holdings Ltd.	355,800	21,545,018
Mandarin Oriental International Ltd.	4,571,900	10,929,735
Swire Properties Ltd.	442,645	1,571,164
		72,436,520
Ireland — 0.2%
CRH plc	77,242	2,741,403
Israel — 0.1%
Israel Chemicals Ltd.	318,065	1,421,387
Japan — 5.0%
Astellas Pharma, Inc.	338,400	4,949,518
FANUC Corp.	40,300	8,632,688
Hoya Corp.	145,800	7,789,343
KDDI Corp.	747,500	20,065,595
Mitsubishi Estate Co. Ltd.	137,600	2,514,303
NTT DOCOMO, Inc.	421,700	10,894,202
Secom Co. Ltd.	145,700	10,930,966
Sompo Holdings, Inc.	163,900	6,862,512
Weathernews, Inc.	16,000	505,164
		73,144,291
Malaysia — 0.1%
British American Tobacco Malaysia Bhd.	255,200	1,593,577

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Mexico — 0.4%
Fresnillo plc	291,865	5,122,820
Netherlands — 0.5%
HAL Trust	39,656	7,325,784
New Zealand — 0.2%
SKY Network Television Ltd.	1,633,505	2,610,886
Norway — 0.6%
Orkla ASA	993,802	9,197,826
Russia — 0.2%
Gazprom PJSC, ADR	687,492	3,172,428
Singapore — 1.0%
ComfortDelGro Corp. Ltd.	3,305,600	5,579,155
Frasers Commercial Trust, REIT	6,024,500	6,346,670
Overseas Education Ltd.	8,325,700	2,323,159
		14,248,984
South Korea — 1.3%
Kia Motors Corp.	185,168	5,717,005
KT&G Corp.	143,173	13,092,073
		18,809,078
Sweden — 0.6%
Investor AB, Class A	210,953	9,028,387
Switzerland — 2.0%
Cie Financiere Richemont SA (Registered)	13,550	1,288,046
Nestle SA (Registered)	368,179	28,522,861
		29,810,907
Thailand — 0.6%
Bangkok Bank PCL, NVDR	1,343,800	8,181,876
Thai Beverage PCL	1,762,000	1,132,767
		9,314,643
United Kingdom — 5.5%
Berkeley Group Holdings plc	254,543	14,250,335
British American Tobacco plc	326,092	17,885,334
BT Group plc	12,926	44,366
Diageo plc	238,505	8,508,592
Domino's Pizza Group plc	323,029	1,610,146

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
United Kingdom — 5.5% (continued)
GlaxoSmithKline plc	819,716	16,441,181
Hiscox Ltd.	475,905	9,731,569
Lloyds Banking Group plc	6,797,878	6,029,359
Unilever NV, CVA	22,367	1,282,268
Victrex plc	55,225	1,988,408
WPP plc	161,137	2,765,132
		80,536,690
United States — 17.8%
3M Co.	47,526	9,238,579
American Express Co.	32,262	3,185,872
Analog Devices, Inc.	29,648	2,589,753
Anthem, Inc.	43,513	10,268,633
Automatic Data Processing, Inc.	23,240	2,744,179
Bank of New York Mellon Corp. (The)	63,500	3,461,385
BB&T Corp.	243,499	12,856,747
CH Robinson Worldwide, Inc.	100,369	9,236,959
Cincinnati Financial Corp.	43,369	3,050,575
Colgate-Palmolive Co.	139,398	9,092,932
ConocoPhillips	166,859	10,929,265
Deere & Co.	72,671	9,834,566
Exxon Mobil Corp.	299,494	23,285,659
Flowserve Corp.	86,042	3,821,125
H&R Block, Inc.	100,083	2,767,295
Microsoft Corp.	224,876	21,030,404
National Oilwell Varco, Inc.	181,871	7,032,952
Omnicom Group, Inc.	175,959	12,961,140
Oracle Corp.	255,663	11,676,129
Praxair, Inc.	27,686	4,222,669
Royal Gold, Inc.	38,328	3,403,526
San Juan Basin Royalty Trust	356,080	2,449,830
Schlumberger Ltd.	228,518	15,667,194
Synchrony Financial	119,394	3,960,299
Texas Instruments, Inc.	53,785	5,455,413
Tiffany & Co.	60,610	6,232,526

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
United States — 17.8% (continued)
UGI Corp.	127,584	6,173,790
Union Pacific Corp.	72,028	9,625,102
US Bancorp	29,088	1,467,490
Weyerhaeuser Co., REIT	604,889	22,247,817
Willis Towers Watson plc	14,861	2,207,007
Xilinx, Inc.	144,989	9,314,093
		261,490,905
Total Common Stocks (Cost $685,625,432)		795,342,362
	Principal Amount ($)
Corporate Bonds — 29.5%
Australia — 0.9%
Ausdrill Finance Pty. Ltd. 6.88%, 11/1/2019‡ (a)	2,795,000	2,822,950
Nufarm Australia Ltd. 6.38%, 10/15/2019 (a)	8,933,000	9,078,161
5.75%, 4/30/2026 (a)	1,742,000	1,737,645
		13,638,756
Canada — 1.4%
Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019 (a)	2,901,000	2,862,138
Methanex Corp. 3.25%, 12/15/2019	7,800,000	7,740,137
New Gold, Inc. 6.25%, 11/15/2022 (a)	2,476,000	2,525,520
Open Text Corp. 5.63%, 1/15/2023 (a)	7,627,000	7,903,479
		21,031,274
France — 0.8%
Altice France SA 6.00%, 5/15/2022 (a)	10,468,000	10,317,470
Electricite de France SA 2.15%, 1/22/2019 (a)	514,000	511,062
6.50%, 1/26/2019 (a)	629,000	646,062
		11,474,594
First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Germany — 1.2%
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	9,929,000	10,213,961
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	2,494,000	2,626,431
IHO Verwaltungs GmbH 4.12%, 9/15/2021 (a)(b)	1,950,000	1,955,704
4.50%, 9/15/2023 (a)(b)	3,455,216	3,394,750
		18,190,846
Italy — 0.0% (c)
Telecom Italia Capital SA 7.00%, 6/4/2018	480,000	481,546
Netherlands — 0.6%
NXP BV 4.13%, 6/1/2021 (a)	2,953,000	2,960,383
4.63%, 6/1/2023 (a)	4,847,000	4,880,323
Shell International Finance BV 1.38%, 9/12/2019	426,000	418,455
		8,259,161
United Kingdom — 1.1%
Inmarsat Finance plc 4.88%, 5/15/2022 (a)	1,645,000	1,587,425
6.50%, 10/1/2024 (a)	3,780,000	3,704,400
Jaguar Land Rover Automotive plc 4.13%, 12/15/2018 (a)	4,480,000	4,485,600
5.63%, 2/1/2023 (a)	2,457,000	2,484,641
Lloyds Banking Group plc 3.00%, 1/11/2022	1,250,000	1,226,334
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (d)	2,090,000	2,012,459
		15,500,859
United States — 23.5%
AbbVie, Inc. 2.00%, 11/6/2018	12,623,000	12,585,011
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	10,340,000	10,340,000
Aircastle Ltd. 4.63%, 12/15/2018	891,000	897,683
6.25%, 12/1/2019	4,859,000	5,047,286

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 23.5% (continued)
7.63%, 4/15/2020	2,525,000	2,701,750
5.50%, 2/15/2022	4,919,000	5,140,355
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	4,269,000	4,413,079
6.25%, 3/15/2026	2,351,000	2,327,490
American Express Co. 1.55%, 5/22/2018	3,618,000	3,616,614
American Express Credit Corp. 1.70%, 10/30/2019	4,038,000	3,970,822
Andeavor 4.75%, 12/15/2023	3,219,000	3,362,399
5.13%, 12/15/2026	1,609,000	1,698,537
Andeavor Logistics LP 3.50%, 12/1/2022	111,000	109,199
Anthem, Inc. 2.25%, 8/15/2019	7,516,000	7,441,137
Aramark Services, Inc. 5.13%, 1/15/2024	5,970,000	6,074,475
5.00%, 4/1/2025 (a)	1,343,000	1,351,394
4.75%, 6/1/2026	1,076,000	1,043,720
5.00%, 2/1/2028 (a)	194,000	188,907
Berry Global, Inc. 5.50%, 5/15/2022	1,145,000	1,174,346
BI-LO LLC 9.25%, 2/15/2019 (a)	10,918,000	10,931,648
Block Financial LLC 4.13%, 10/1/2020	2,474,000	2,505,667
CCO Holdings LLC 5.25%, 9/30/2022	1,459,000	1,481,797
Centene Corp. 4.75%, 5/15/2022	2,036,000	2,056,360
4.75%, 1/15/2025	2,941,000	2,860,122
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	350,000	356,020
Charter Communications Operating LLC 4.46%, 7/23/2022	2,306,000	2,351,041
4.91%, 7/23/2025	3,845,000	3,906,797
CITGO Petroleum Corp. 6.25%, 8/15/2022 (a)	13,847,000	13,847,000

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 23.5% (continued)
Cloud Peak Energy Resources LLC 12.00%, 11/1/2021	7,707,000	7,764,803
CNH Industrial Capital LLC 3.88%, 10/15/2021	3,225,000	3,233,320
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 2.78%, 3/9/2021 (d)	963,000	971,850
DCP Midstream Operating LP 5.35%, 3/15/2020 (a)	8,902,000	9,162,205
4.75%, 9/30/2021 (a)	2,859,000	2,891,164
6.45%, 11/3/2036 (a)	1,545,000	1,647,356
Dell International LLC 3.48%, 6/1/2019 (a)	1,610,000	1,613,610
4.42%, 6/15/2021 (a)	4,220,000	4,298,907
6.02%, 6/15/2026 (a)	3,103,000	3,290,863
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	1,619,000	1,661,499
Discover Bank 2.60%, 11/13/2018	2,921,000	2,920,059
Dollar Tree, Inc. (ICE LIBOR USD 3 Month + 0.70%), 3.06%, 4/17/2020 (d)	95,000	95,272
5.75%, 3/1/2023	13,511,000	14,094,675
3.70%, 5/15/2023	95,000	94,307
EW Scripps Co. (The) 5.13%, 5/15/2025 (a)	3,493,000	3,248,490
GameStop Corp. 5.50%, 10/1/2019 (a)	13,340,000	13,340,000
GLP Capital LP 4.38%, 11/1/2018	74,000	74,000
Harland Clarke Holdings Corp. 6.88%, 3/1/2020 (a)	3,133,000	3,172,163
HCA, Inc. 3.75%, 3/15/2019	1,938,000	1,942,845
6.50%, 2/15/2020	2,154,000	2,250,930
IQVIA, Inc. 4.88%, 5/15/2023 (a)	6,321,000	6,400,013
John Deere Capital Corp. 1.75%, 8/10/2018	8,067,000	8,052,580

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 23.5% (continued)
KFC Holding Co. 5.00%, 6/1/2024 (a)	600,000	600,000
KLX, Inc. 5.88%, 12/1/2022 (a)	3,408,000	3,557,100
Kroger Co. (The) 2.30%, 1/15/2019	12,700,000	12,661,337
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	4,015,000	3,979,869
4.88%, 11/1/2026 (a)	803,000	795,974
Lennar Corp. 4.13%, 12/1/2018	1,815,000	1,815,000
Lockheed Martin Corp. 1.85%, 11/23/2018	12,000,000	11,956,560
Meredith Corp. 6.88%, 2/1/2026 (a)	1,716,000	1,735,219
NBCUniversal Enterprise, Inc. 1.97%, 4/15/2019 (a)	2,500,000	2,482,047
Philip Morris International, Inc. 5.65%, 5/16/2018	14,094,000	14,112,474
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	2,516,000	2,459,390
5.88%, 9/30/2027 (a)	3,343,000	3,192,565
Plantronics, Inc. 5.50%, 5/31/2023 (a)	8,542,000	8,542,000
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	1,076,000	1,057,170
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,520,000	1,518,556
Sprint Capital Corp. 6.90%, 5/1/2019	3,774,000	3,887,220
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (a)	3,270,750	3,258,877
Symantec Corp. 3.95%, 6/15/2022	2,040,000	2,039,825
Synchrony Financial 2.60%, 1/15/2019	7,042,000	7,029,672
3.00%, 8/15/2019	1,977,000	1,972,523
Targa Resources Partners LP 4.13%, 11/15/2019	4,787,000	4,814,142

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 23.5% (continued)
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (a)	3,107,000	3,176,908
Teleflex, Inc. 5.25%, 6/15/2024	1,428,000	1,449,420
4.63%, 11/15/2027	824,000	786,920
UnitedHealth Group, Inc. 1.70%, 2/15/2019	845,000	839,167
1.95%, 10/15/2020	2,092,000	2,041,696
USG Corp. 4.88%, 6/1/2027 (a)	850,000	850,000
Valvoline, Inc. 4.38%, 8/15/2025	979,000	939,840
Veritas US, Inc. 7.50%, 2/1/2023 (a)	1,710,000	1,650,150
Vulcan Materials Co. (ICE LIBOR USD 3 Month + 0.65%), 2.57%, 3/1/2021 (d)	3,834,000	3,840,350
4.50%, 4/1/2025	10,940,000	11,185,362
Wachovia Capital Trust III (ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 6/4/2018 (d)(e)	6,773,000	6,713,736
WESCO Distribution, Inc. 5.38%, 12/15/2021	4,695,000	4,765,425
5.38%, 6/15/2024	2,693,000	2,719,930
Western Digital Corp. 4.75%, 2/15/2026	4,523,000	4,455,155
		344,883,146
Total Corporate Bonds (Cost $430,180,497)		433,460,182
	Ounces
Commodities — 3.7%
Gold bullion* (Cost $50,870,820)	40,872	53,729,586
	Principal Amount ($)
U.S. Treasury Obligations — 2.6%
U.S. Treasury Notes 1.63%, 6/30/2019	9,640,000	9,561,299

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)		Value ($)
U.S. Treasury Obligations — 2.6% (continued)
1.63%, 6/30/2020		9,650,000	9,466,801
1.13%, 6/30/2021		9,770,000	9,315,084
2.13%, 6/30/2022 (f)		9,588,000	9,358,412
Total U.S. Treasury Obligations (Cost $38,638,538)			37,701,596
Loan Assignments — 1.8%
United States — 1.8%
Caelus Energy Alaska 03 LLC, Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.68%, 4/15/2020 ‡(d)		6,778,000	6,053,635
OSG Bulk Ships, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.04%, 8/5/2019 ‡(d)		5,103,195	4,937,341
Osum Productions Corp., Term Loan (ICE LIBOR USD 3 Month + 5.50%), 7.80%, 7/31/2020 ‡(d)		5,956,654	5,003,589
Zebra Technologies Corp., Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.36%, 10/27/2021 (d)		10,190,583	10,257,128
Total Loan Assignments (Cost $27,909,454)			26,251,693
Foreign Government Securities — 1.3%
Mexico — 0.8%
Mexican Bonos 4.75%, 6/14/2018	MXN	129,730,000	6,905,111
6.50%, 6/10/2021	MXN	103,280,000	5,388,361
			12,293,472
Poland — 0.2%
Poland Government Bond 3.25%, 7/25/2019	PLN	7,185,000	2,094,179
Singapore — 0.3%
Singapore Government Bond 3.25%, 9/1/2020	SGD	1,568,000	1,216,948
2.25%, 6/1/2021	SGD	3,839,000	2,909,939
			4,126,887
Total Foreign Government Securities (Cost $20,109,589)			18,514,538

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Closed End Funds — 0.5%
United Kingdom — 0.5%
Caledonia Investments plc (Cost $6,917,624)	196,518	7,313,985
Preferred Stocks — 0.1%
United States — 0.1%
General American Investors Co., Inc., Series B 5.95% (e)	4,712	122,041
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00% (d)(e)	67,936	1,699,759
Total Preferred Stocks (Cost $1,760,123)		1,821,800
	Principal Amount ($)
Short-Term Investments — 5.5%
Commercial Paper — 3.4%
AstraZeneca plc 2.03%, 5/1/2018 (g)	23,394,000	23,392,875
CenterPoint Energy, Inc. 2.10%, 5/1/2018 (g)	8,870,000	8,869,467
Eni Finance USA, Inc. 2.19%, 5/1/2018 (g)	8,773,000	8,772,517
Mitsui & Co. USA, Inc. 1.83%, 5/1/2018 (g)	9,299,000	9,298,488
Total Commercial Paper (Cost $50,336,000)		50,333,347
U.S. Treasury Obligations — 2.1%
U.S. Treasury Bills 1.69%, 6/21/2018 (g)	15,000,000	14,964,140
1.80%, 7/26/2018 (g)	15,000,000	14,936,172
Total U.S. Treasury Obligations (Cost $29,900,158)		29,900,312

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.52% (h) (Cost $9,086)	9,086	9,086
Total Short-Term Investments (Cost $80,245,244)		80,242,745
Total Investments — 99.2% (Cost $1,342,257,321)		1,454,378,487
Other Assets Less Liabilities — 0.8%		12,473,021
Net Assets — 100.0%		1,466,851,508

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)  Payment in-kind security.

(c)  Represents less than 0.05% of net assets.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

(e)  Perpetual security. The rate reflected was the rate in effect on April 30, 2018. The maturity date reflects the next call date.

(f)  All or a portion of this security is pledged with the custodian for current or potential holdings of forward foreign currency exchange contracts.

(g)  The rate shown was the current yield as of April 30, 2018.

(h)  Represents 7-day effective yield as of April 30, 2018.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,821,229
Aggregate gross unrealized depreciation	(47,865,482)
Net unrealized appreciation	$112,955,747
Federal income tax cost	$1,342,257,321

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2018 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,486,981	GBP	1,061,000	Bank of New York Mellon	5/16/2018	$25,346
USD	1,879,053	JPY	203,944,000	Bank of New York Mellon	5/16/2018	11,730
USD	8,297,980	EUR	6,840,000	Goldman Sachs	6/13/2018	10,985
USD	1,822,247	GBP	1,291,000	Goldman Sachs	6/13/2018	41,232
USD	1,881,229	JPY	203,944,000	Goldman Sachs	6/13/2018	10,159
USD	6,752,390	EUR	5,435,000	JPMorgan Chase Bank	7/18/2018	148,940
USD	2,518,648	GBP	1,806,000	JPMorgan Chase Bank	7/18/2018	22,767
USD	4,279,199	JPY	456,913,000	JPMorgan Chase Bank	7/18/2018	76,694
USD	3,737,358	EUR	2,973,000	UBS AG	8/15/2018	116,822
USD	4,868,398	GBP	3,414,000	UBS AG	8/15/2018	143,812
USD	3,958,723	JPY	413,643,000	UBS AG	8/15/2018	146,232
USD	8,508,420	EUR	6,825,000	HSBC Bank plc	9/19/2018	172,039
USD	3,352,866	JPY	355,672,000	HSBC Bank plc	9/19/2018	65,805
Total unrealized appreciation						992,563
USD	7,528,435	EUR	6,314,000	Bank of New York Mellon	5/16/2018	(104,238)
USD	1,481,615	JPY	165,283,000	Bank of New York Mellon	5/16/2018	(31,726)
USD	1,572,278	JPY	173,776,000	Goldman Sachs	6/13/2018	(22,018)
Total unrealized depreciation						(157,982)
Net unrealized appreciation						$834,581

Abbreviations

ADR  — American Depositary Receipt

CVA  — Dutch Certification

EUR  — Euro

GBP  — British Pounds

ICE  — Intercontinental Exchange

JPY  — Japanese Yen

LIBOR  — London Interbank Offered Rate

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

PJSC  — Public Joint Stock Company

PLN  — Polish Zloty

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund

Fund Overview

Data as of April 30, 2018 (unaudited)

Investment Objective

The First Eagle High Yield Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments.

Average Annual Returns^ (%)		One-Year	Five-Years	Ten-Years
First Eagle High Yield Fund	Class I	3.23	3.45	8.66
Bloomberg Barclays U.S. Corporate High Yield Index		3.26	4.75	7.88

Asset Allocation* (%)

Sectors* (%)
Energy	18.8
Industrials	13.5
Consumer Discretionary	11.9
Consumer Staples	11.0
Materials	10.9
Telecommunication Services	9.5
Information Technology	8.9
Health Care	7.8
Foreign Government Securities	0.9
Financials	0.7
Short-Term Investments	6.1

Countries*~ (%)

United States	71.7
Canada	5.3
United Kingdom	5.0
Australia	3.6
Germany	3.2
France	1.3
Brazil	1.3
Netherlands	1.1
Mexico	0.8
South Korea	0.6
Short-Term Investments	6.1

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, noninvestment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

BI-LO LLC, 8.63%, 9/15/2018 (Food & Staples Retailing, United States)	3.0
Caelus Energy Alaska O3 LLC, Second Lien Term Loan (Oil, Gas & Consumable Fuels, United States)	2.7
HCA, Inc. (Health Care Providers & Services, United States)	2.4
Nufarm Australia Ltd. (Chemicals, Australia)	2.3
Cloud Peak Energy Resources LLC (Oil, Gas & Consumable Fuels, United States)	2.2
BI-LO LLC, 9.25%, 2/15/2019 (Food & Staples Retailing, United States)	2.1
GameStop Corp. (Specialty Retail, United States)	2.0
CITGO Petroleum Corp. (Oil, Gas & Consumable Fuels, United States)	1.9
Aircastle Ltd. (Trading Companies & Distributors, United States)	1.9
Sprint Capital Corp. (Diversified Telecommunication Services, United States)	1.8
Total	22.3

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 84.5%
Australia — 3.6%
Ausdrill Finance Pty. Ltd. 6.88%, 11/1/2019 ‡(a)	4,114,000	4,155,140
Nufarm Australia Ltd. 6.38%, 10/15/2019 (a)	8,149,000	8,281,421
5.75%, 4/30/2026 (a)	426,000	424,935
		12,861,496
Brazil — 1.3%
JBS USA LUX SA 6.75%, 2/15/2028 (a)	4,607,000	4,422,720
Canada — 5.2%
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	1,876,000	1,791,580
Kinross Gold Corp. 4.50%, 7/15/2027 (a)	1,868,000	1,755,920
Mercer International, Inc. 5.50%, 1/15/2026 (a)	924,000	907,830
New Gold, Inc. 6.25%, 11/15/2022 (a)	5,338,000	5,444,760
Open Text Corp. 5.63%, 1/15/2023 (a)	5,500,000	5,699,375
Precision Drilling Corp. 7.75%, 12/15/2023	2,068,000	2,153,305
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	942,000	937,290
		18,690,060
France — 1.3%
Altice France SA 6.00%, 5/15/2022 (a)	4,769,000	4,700,422
Germany — 3.1%
Fresenius Medical Care US Finance II, Inc. 6.50%, 9/15/2018 (a)	4,778,000	4,839,324
5.63%, 7/31/2019 (a)	3,790,000	3,898,772
IHO Verwaltungs GmbH 4.12%, 9/15/2021 (a)(b)	800,000	802,340
4.50%, 9/15/2023 (a)(b)	1,609,174	1,581,014
		11,121,450

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
Netherlands — 1.1%
NXP BV 4.63%, 6/1/2023 (a)	4,013,000	4,040,589
South Korea — 0.6%
MagnaChip Semiconductor Corp. 6.63%, 7/15/2021	2,202,000	2,119,425
United Kingdom — 4.9%
CNH Industrial NV 4.50%, 8/15/2023	1,880,000	1,905,869
EnQuest plc 7.00%, 4/15/2022 (b)(c)	6,898,957	6,243,556
Inmarsat Finance plc 4.88%, 5/15/2022 (a)	3,593,000	3,467,245
6.50%, 10/1/2024 (a)	948,000	929,040
Jaguar Land Rover Automotive plc 5.63%, 2/1/2023 (a)	790,000	798,887
Virgin Media Secured Finance plc 5.50%, 1/15/2025 (a)	4,285,000	4,167,163
		17,511,760
United States — 63.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	4,362,000	4,362,000
AECOM 5.13%, 3/15/2027	188,000	180,659
Aircastle Ltd. 4.63%, 12/15/2018	6,732,000	6,782,490
7.63%, 4/15/2020	4,515,000	4,831,050
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	3,278,000	3,388,632
6.25%, 3/15/2026	2,996,000	2,966,040
AMN Healthcare, Inc. 5.13%, 10/1/2024 (a)	6,161,000	6,091,689
Antero Resources Corp. 5.38%, 11/1/2021	2,259,000	2,285,091
5.63%, 6/1/2023	4,082,000	4,168,742
5.00%, 3/1/2025	942,000	938,468
Aramark Services, Inc. 5.13%, 1/15/2024	3,003,000	3,055,552
5.00%, 4/1/2025 (a)	584,000	587,650

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 63.4% (continued)
4.75%, 6/1/2026	1,556,000	1,509,320
5.00%, 2/1/2028 (a)	57,000	55,504
B&G Foods, Inc. 5.25%, 4/1/2025	3,669,000	3,357,135
BBA US Holdings, Inc. 5.38%, 5/1/2026 (a)	287,000	288,601
Berry Global, Inc. 5.50%, 5/15/2022	332,000	340,509
BI-LO LLC 8.63%, 9/15/2018 (a)(b)	18,429,449	10,781,228
9.25%, 2/15/2019 (a)	7,388,000	7,397,235
California Resources Corp. 8.00%, 12/15/2022 (a)	4,244,000	3,649,840
CCO Holdings LLC 5.25%, 9/30/2022	427,000	433,672
Centene Corp. 5.63%, 2/15/2021	2,258,000	2,317,272
4.75%, 5/15/2022	3,271,000	3,303,710
CenturyLink, Inc. Series S, 6.45%, 6/15/2021	1,984,000	2,027,400
Series W, 6.75%, 12/1/2023	2,968,000	2,945,740
Charles River Laboratories International, Inc. 5.50%, 4/1/2026 (a)	89,000	90,531
Charter Communications Operating LLC 4.91%, 7/23/2025	465,000	472,473
Chemours Co. (The) 6.63%, 5/15/2023	4,257,000	4,475,171
CITGO Petroleum Corp. 6.25%, 8/15/2022 (a)	6,799,000	6,799,000
Cloud Peak Energy Resources LLC 12.00%, 11/1/2021	7,629,000	7,686,217
CNH Industrial Capital LLC 3.88%, 10/15/2021	1,559,000	1,563,022
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	1,400,000	1,386,000
Crown Americas LLC 4.50%, 1/15/2023	3,692,000	3,632,005
4.75%, 2/1/2026 (a)	1,844,000	1,779,460

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 63.4% (continued)
DCP Midstream Operating LP 4.75%, 9/30/2021 (a)	5,186,000	5,244,342
Dell International LLC 3.48%, 6/1/2019 (a)	835,000	836,872
4.42%, 6/15/2021 (a)	3,670,000	3,738,623
7.13%, 6/15/2024 (a)	4,740,000	5,048,100
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	982,000	1,007,778
Dollar Tree, Inc. 5.75%, 3/1/2023	4,533,000	4,728,826
EW Scripps Co. (The) 5.13%, 5/15/2025 (a)	1,489,000	1,384,770
FirstCash, Inc. 5.38%, 6/1/2024 (a)	1,596,000	1,619,940
Frontier Communications Corp. 7.13%, 3/15/2019	2,894,000	2,879,530
8.50%, 4/1/2026 (a)	584,000	567,940
GameStop Corp. 5.50%, 10/1/2019 (a)	7,251,000	7,251,000
6.75%, 3/15/2021 (a)	200,000	202,500
Genesis Energy LP 6.00%, 5/15/2023	3,702,000	3,618,705
6.50%, 10/1/2025	1,421,000	1,396,133
GLP Capital LP 4.38%, 11/1/2018	553,000	553,000
Harland Clarke Holdings Corp. 6.88%, 3/1/2020 (a)	4,364,000	4,418,550
HCA, Inc. 3.75%, 3/15/2019	8,500,000	8,521,250
IQVIA, Inc. 4.88%, 5/15/2023 (a)	2,928,000	2,964,600
5.00%, 10/15/2026 (a)	800,000	789,000
KFC Holding Co. 5.00%, 6/1/2024 (a)	3,845,000	3,845,000
5.25%, 6/1/2026 (a)	600,000	603,000
KLX, Inc. 5.88%, 12/1/2022 (a)	2,310,000	2,411,063
Koppers, Inc. 6.00%, 2/15/2025 (a)	471,000	479,243

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 63.4% (continued)
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	1,939,000	1,922,034
4.88%, 11/1/2026 (a)	388,000	384,605
Men's Wearhouse, Inc. (The) 7.00%, 7/1/2022	2,871,000	2,946,364
Meredith Corp. 6.88%, 2/1/2026 (a)	245,000	247,744
MGIC Investment Corp. 5.75%, 8/15/2023	470,000	480,575
NGL Energy Partners LP 7.50%, 11/1/2023	2,936,000	2,928,660
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	358,000	349,945
5.88%, 9/30/2027 (a)	638,000	609,290
Plantronics, Inc. 5.50%, 5/31/2023 (a)	3,674,000	3,674,000
Post Holdings, Inc. 5.50%, 3/1/2025 (a)	430,000	422,475
Radian Group, Inc. 4.50%, 10/1/2024	233,000	222,515
Shea Homes LP 5.88%, 4/1/2023 (a)	4,705,000	4,746,169
Silgan Holdings, Inc. 5.50%, 2/1/2022	4,720,000	4,790,800
Spectrum Brands, Inc. 5.75%, 7/15/2025	2,968,000	2,965,180
Sprint Capital Corp. 6.90%, 5/1/2019	6,349,000	6,539,470
Sprint Communications, Inc. 7.00%, 8/15/2020	2,000,000	2,107,740
Sprint Spectrum Co. LLC 3.36%, 9/20/2021 (a)	2,542,750	2,533,520
Symantec Corp. 3.95%, 6/15/2022	918,000	917,921
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (a)	3,228,000	3,300,630
Teleflex, Inc. 5.25%, 6/15/2024	472,000	479,080
4.63%, 11/15/2027	264,000	252,120

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 63.4% (continued)
Tennant Co. 5.63%, 5/1/2025	235,000	239,449
Ultra Resources, Inc. 7.13%, 4/15/2025 (a)	3,868,000	2,579,473
USG Corp. 4.88%, 6/1/2027 (a)	360,000	360,000
Valvoline, Inc. 5.50%, 7/15/2024	233,000	238,825
4.38%, 8/15/2025	362,000	347,520
Veritas US, Inc. 7.50%, 2/1/2023 (a)	1,531,000	1,477,415
Weight Watchers International, Inc. 8.63%, 12/1/2025 (a)	2,774,000	2,982,050
WESCO Distribution, Inc. 5.38%, 12/15/2021	4,523,000	4,590,845
Western Digital Corp. 4.75%, 2/15/2026	531,000	523,035
		226,198,322
Total Corporate Bonds (Cost $304,617,082)		301,666,244
Loan Assignments — 7.5%
United States — 7.5%
BJ's Wholesale Club, Inc., Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.39%, 2/3/2025 (d)	3,764,000	3,796,935
Caelus Energy Alaska O3 LLC, Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 9.68%, 4/15/2020 ‡(d)	10,782,000	9,629,728
OSG Bulk Ships, Inc., First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.04%, 8/5/2019 ‡(d)	3,310,048	3,202,471
Osum Productions Corp., Term Loan (ICE LIBOR USD 3 Month + 5.50%), 7.80%, 7/31/2020 ‡(d)	7,427,440	6,239,050
Zebra Technologies Corp., Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.36%, 10/27/2021 (d)	3,825,673	3,850,654
Total Loan Assignments (Cost $28,731,340)		26,718,838

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Principal Amount ($)		Value ($)
Foreign Government Securities — 0.9%
Mexico — 0.9%
Mexican Bonos 4.75%, 6/14/2018 (Cost $2,891,130)	MXN	57,560,000	3,063,733
Short-Term Investments — 6.0%
Commercial Paper — 6.0%
AstraZeneca plc 2.03%, 5/1/2018 (e)		9,997,000	9,996,519
CenterPoint Energy, Inc. 2.10%, 5/1/2018 (e)		3,791,000	3,790,772
Eni Finance USA, Inc. 2.19%, 5/1/2018 (e)		3,749,000	3,748,794
Mitsui & Co. USA, Inc. 1.83%, 5/1/2018 (e)		3,974,000	3,973,781
Total Commercial Paper (Cost $21,511,000)			21,509,866
Investment Companies — 0.0% (f)
JP Morgan U.S. Government Money Market Fund, Agency Shares 1.52% (g) (Cost $5,763)		5,763	5,763
Total Short-Term Investments (Cost $21,516,763)			21,515,629
Total Investments — 98.9% (Cost $357,756,315)			352,964,444
Other Assets Less Liabilities — 1.1%			3,897,096
Net Assets — 100.0%			356,861,540

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

(b)  Payment in-kind security.

(c)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2018.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle High Yield Fund | Schedule of Investments | April 30, 2018 (unaudited)

(e)  The rate shown was the current yield as of April 30, 2018.

(f)  Represents less than 0.05% of net assets.

(g)  Represents 7-day effective yield as of April 30, 2018.

Abbreviations

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

MXN  — Mexican Peso

USD  — United States Dollar

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,169,883
Aggregate gross unrealized depreciation	(12,961,754)
Net unrealized depreciation	$(4,791,871)
Federal income tax cost	$357,756,315

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Fund of America

Fund Overview

Data as of April 30, 2018 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities. The Fund has a unique event-driven bias that focuses on identifying companies poised to benefit from change that the market has not yet recognized.

Average Annual Returns (%)		One-Year	Five-Years	Ten-Years
First Eagle Fund of America	Class Y	6.57	8.00	7.21
S&P 500 Index		13.27	12.96	9.02

Asset Allocation* (%)

Sectors* (%)

Materials	30.7
Industrials	18.2
Consumer Discretionary	17.3
Information Technology	14.5
Health Care	7.1
Consumer Staples	5.7
Telecommunication Services	2.6
Financials	1.2
Options Purchased	1.7
Short-Term Investments	1.0

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The Fund's average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

Packaging Corp. of America (Containers & Packaging, United States)	5.9
Martin Marietta Materials, Inc. (Construction Materials, United States)	5.0
Wyndham Worldwide Corp. (Hotels, Restaurants & Leisure, United States)	4.7
General Dynamics Corp. (Aerospace & Defense, United States)	4.7
HP, Inc. (Technology Hardware, Storage & Peripherals, United States)	4.5
La Quinta Holdings, Inc. (Hotels, Restaurants & Leisure, United States)	4.1
Visteon Corp. (Auto Components, United States)	3.9
KLX, Inc. (Aerospace & Defense, United States)	3.6
Armstrong World Industries, Inc. (Building Products, United States)	3.5
Tyson Foods, Inc. (Food Products, United States)	3.4
Total	43.3

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded. Percentages are based on total net assets.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Fund of America | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 95.9%
Aerospace & Defense — 8.3%
General Dynamics Corp. (a)	468,190	94,251,329
KLX, Inc.* (a)	912,694	71,400,051
		165,651,380
Auto Components — 4.8%
Adient plc (a)	276,205	16,928,604
Visteon Corp.* (a)	631,315	78,560,839
		95,489,443
Biotechnology — 4.8%
Alexion Pharmaceuticals, Inc.*	91,071	10,712,682
Eagle Pharmaceuticals, Inc.*	267,608	13,918,292
Halozyme Therapeutics, Inc.* (a)	2,704,753	51,200,974
Intrexon Corp.*	1,102,004	20,034,433
		95,866,381
Building Products — 3.5%
Armstrong World Industries, Inc.* (a)	1,245,178	69,729,968
Capital Markets — 1.2%
Intercontinental Exchange, Inc.	328,150	23,777,749
Chemicals — 11.0%
Albemarle Corp. (a)	493,915	47,889,998
Chemours Co. (The) (a)	1,394,007	67,483,879
GCP Applied Technologies, Inc.*	433,712	12,425,849
Huntsman Corp. (a)	1,473,653	43,870,650
Olin Corp. (a)	1,652,968	49,903,104
		221,573,480
Construction Materials — 5.0%
Martin Marietta Materials, Inc.	519,735	101,228,786
Containers & Packaging — 11.2%
Ball Corp.	1,161,245	46,554,312
International Paper Co.	1,168,935	60,270,289
Packaging Corp. of America (a)	1,018,060	117,779,361
		224,603,962
Diversified Consumer Services — 2.3%
ServiceMaster Global Holdings, Inc.* (a)	905,390	45,812,734

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Fund of America | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Food Products — 5.6%
Post Holdings, Inc.* (a)	546,253	43,465,351
Tyson Foods, Inc., Class A (a)	987,056	69,192,626
		112,657,977
Hotels, Restaurants & Leisure — 9.9%
Chipotle Mexican Grill, Inc.* (a)	50,402	21,336,679
La Quinta Holdings, Inc.*	4,252,788	83,099,478
Wyndham Worldwide Corp. (a)	830,664	94,870,135
		199,306,292
Internet Software & Services — 2.5%
eBay, Inc.*	1,302,973	49,356,617
Machinery — 2.7%
Pentair plc (United Kingdom)	798,944	53,752,952
Metals & Mining — 3.0%
Allegheny Technologies, Inc.* (a)	2,230,848	59,273,631
Pharmaceuticals — 2.1%
Innoviva, Inc.* (a)	1,364,550	19,785,975
Medicines Co. (The)*	459,045	13,812,664
TherapeuticsMD, Inc.*	1,747,336	9,610,348
		43,208,987
Professional Services — 0.1%
Equifax, Inc.	25,661	2,875,315
Semiconductors & Semiconductor Equipment — 1.6%
Versum Materials, Inc. (a)	915,515	32,207,818
Software — 2.5%
BlackBerry Ltd. (Canada)* (a)	4,748,919	49,721,182
Technology Hardware, Storage & Peripherals — 7.8%
HP, Inc. (a)	4,176,131	89,745,055
Western Digital Corp. (a)	835,249	65,809,269
		155,554,324
Trading Companies & Distributors — 3.4%
HD Supply Holdings, Inc.*	679,384	26,298,955
Univar, Inc.* (a)	1,496,472	41,242,768
		67,541,723

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Fund of America | Schedule of Investments | April 30, 2018 (unaudited)

Investments	Shares	Value ($)
Wireless Telecommunication Services — 2.6%
T-Mobile US, Inc.* (a)	850,559	51,467,325
Total Common Stocks (Cost $1,482,387,425)		1,920,658,026
	No. of Contracts
Options Purchased — 1.7%
Call Options — 1.7%
Exchange Traded
Airlines — 0.1%
Delta Air Lines, Inc. 01/18/2019 at USD 40 Notional Amount: USD 10,444,000	2,000	2,635,000
Capital Markets — 0.5%
Intercontinental Exchange, Inc. 01/18/2019 at USD 50 Notional Amount: USD 28,984,000	4,000	9,400,000
Intercontinental Exchange, Inc. 01/18/2019 at USD 55 Notional Amount: USD 3,623,000	500	947,500
		10,347,500
Chemicals — 0.2%
Albemarle Corp. 01/18/2019 at USD 80 Notional Amount: USD 14,544,000	1,500	3,277,500
Containers & Packaging — 0.1%
Ball Corp. 01/18/2019 at USD 32.5 Notional Amount: USD 2,136,797	533	461,045
International Paper Co. 01/18/2019 at USD 50 Notional Amount: USD 15,468,000	3,000	1,410,000
		1,871,045
Food & Staples Retailing — 0.2%
Casey's General Stores, Inc. 08/17/2018 at USD 80 Notional Amount: USD 16,083,900	1,665	3,013,650
Food Products — 0.1%
Post Holdings, Inc. 01/18/2019 at USD 50 Notional Amount: USD 3,978,500	500	1,567,500
Tyson Foods, Inc. 01/17/2020 at USD 60 Notional Amount: USD 1,752,500	250	371,250
		1,938,750

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Fund of America | Schedule of Investments | April 30, 2018 (unaudited)

Investments	No. of Contracts	Value ($)
Professional Services — 0.5%
Equifax, Inc. 01/17/2020 at USD 80 Notional Amount: USD 28,012,500	2,500	9,275,000
Equifax, Inc. 01/17/2020 at USD 85 Notional Amount: USD 5,602,500	500	1,677,500
		10,952,500
Total Call Options		34,035,945
Total Options Purchased (Cost $44,226,727)		34,035,945
	Shares
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JP Morgan U.S. Government Money Market Fund, Agency Shares, 1.52% (b) (Cost $18,833,101)	18,833,101	18,833,101
Total Investments — 98.5% (Cost $1,545,447,253)		1,973,527,072
Other Assets Less Liabilities — 1.5%		30,407,745
Net Assets — 100.0%		2,003,934,817

*  Non-income producing security.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Represents 7-day effective yield as of April 30, 2018.

As of April 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$477,741,230
Aggregate gross unrealized depreciation	(49,079,155)
Net unrealized appreciation	$428,662,075
Federal income tax cost	$1,545,447,253

Written Call Options Contracts as of April 30, 2018:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Adient plc	Exchange Traded	143	USD	(876,447)	USD	60.00	5/18/2018	(47,190)
Albemarle Corp.	Exchange Traded	263	USD	(2,550,048)	USD	100.00	6/15/2018	(100,466)
Allegheny Technologies, Inc.	Exchange Traded	4,886	USD	(12,982,102)	USD	27.50	7/20/2018	(796,418)
Armstrong World Industries, Inc.	Exchange Traded	80	USD	(448,000)	USD	60.00	6/15/2018	(2,800)
BlackBerry Ltd.	Exchange Traded	2,481	USD	(2,597,607)	USD	10.00	6/15/2018	(200,961)
Chemours Co. (The)	Exchange Traded	259	USD	(1,253,819)	USD	50.00	5/18/2018	(33,670)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Fund of America | Schedule of Investments | April 30, 2018 (unaudited)

Written Call Options Contracts as of April 30, 2018 (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Chemours Co. (The)	Exchange Traded	285	USD	(1,379,685)	USD	52.50	5/18/2018	(19,950)
Chipotle Mexican Grill, Inc.	Exchange Traded	19	USD	(804,327)	USD	325.00	5/18/2018	(192,660)
Chipotle Mexican Grill, Inc.	Exchange Traded	155	USD	(6,561,615)	USD	340.00	5/18/2018	(1,340,750)
General Dynamics Corp.	Exchange Traded	347	USD	(6,985,457)	USD	205.00	6/15/2018	(165,866)
General Dynamics Corp.	Exchange Traded	89	USD	(1,791,659)	USD	215.00	6/15/2018	(12,638)
Halozyme Therapeutics, Inc.	Exchange Traded	5,351	USD	(10,129,443)	USD	19.00	6/15/2018	(588,610)
Halozyme Therapeutics, Inc.	Exchange Traded	2,000	USD	(3,786,000)	USD	20.00	6/15/2018	(145,000)
HP, Inc.	Exchange Traded	1,829	USD	(3,930,521)	USD	21.00	5/18/2018	(137,175)
Huntsman Corp.	Exchange Traded	70	USD	(208,390)	USD	28.00	5/18/2018	(18,900)
Innoviva, Inc.	Exchange Traded	2,728	USD	(3,955,600)	USD	15.00	6/15/2018	(166,408)
KLX, Inc.	Exchange Traded	2,776	USD	(21,716,648)	USD	70.00	11/16/2018	(2,887,040)
KLX, Inc.	Exchange Traded	710	USD	(5,554,330)	USD	72.50	11/16/2018	(592,850)
KLX, Inc.	Exchange Traded	710	USD	(5,554,330)	USD	75.00	11/16/2018	(422,450)
Olin Corp.	Exchange Traded	71	USD	(214,349)	USD	29.00	5/18/2018	(13,845)
Packaging Corp. of America	Exchange Traded	926	USD	(10,712,894)	USD	120.00	7/20/2018	(231,500)
Post Holdings, Inc.	Exchange Traded	26	USD	(206,882)	USD	80.00	6/15/2018	(8,580)
Servicemaster Global Holdings, Inc.	Exchange Traded	25	USD	(126,500)	USD	50.00	5/18/2018	(4,500)
T-Mobile US, Inc.	Exchange Traded	52	USD	(314,652)	USD	60.00	5/18/2018	(11,284)
Tyson Foods, Inc.	Exchange Traded	400	USD	(2,804,000)	USD	75.00	7/20/2018	(42,000)
Univar, Inc.	Exchange Traded	177	USD	(487,812)	USD	30.00	6/15/2018	(7,080)
Versum Materials, Inc.	Exchange Traded	2,065	USD	(7,264,670)	USD	37.50	6/15/2018	(113,575)
Visteon Corp.	Exchange Traded	255	USD	(3,173,220)	USD	125.00	6/15/2018	(122,400)
Western Digital Corp.	Exchange Traded	480	USD	(3,781,920)	USD	90.00	7/20/2018	(55,680)
Western Digital Corp.	Exchange Traded	245	USD	(1,930,355)	USD	95.00	7/20/2018	(14,700)
Wyndham Worldwide Corp.	Exchange Traded	615	USD	(7,023,915)	USD	110.00	5/18/2018	(375,150)
Total Written Options Contracts (Premiums Received ($9,454,352))								(8,872,096)

Abbreviations

USD  United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

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Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$37,059,507,123	$12,276,147,717
Investments in securities of affiliated issuers	1,900,573,432	213,374,787
Gold bullion	3,289,770,460	943,895,802
Silver bullion	—	—
Foreign currency	—	19
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	49,414,629,172	15,526,475,707
Investments in securities of affiliated issuers	2,535,198,318	660,971,517
Gold bullion	4,088,715,166	1,319,279,858
Silver bullion	—	—
Foreign currency	—	19
Cash	—	1,186
Accrued interest and dividends receivable	144,410,202	80,433,255
Receivable for Fund shares sold	48,536,604	23,391,584
Unrealized appreciation on forward foreign currency exchange contracts	46,267,249	24,735,379
Foreign tax reclaims receivable	34,042,297	19,203,573
Receivable for investment securities sold	13,747,520	5,275,879
Investment for trustee deferred compensation plan (Note 2)	3,663,814	3,210,812
Other assets	29,907,082	9,330,785
Total Assets	56,359,117,424	17,672,309,554
Liabilities
Investment advisory fees payable (Note 2)	34,652,741	10,879,044
Payable for investment securities purchased	108,964,711	10,636,714
Payable for Fund shares redeemed	53,290,986	20,649,499
Distribution fees payable (Note 3)	9,100,378	1,106,200
Unrealized depreciation on forward foreign currency exchange contracts	6,497,186	4,045,108
Trustee deferred compensation plan (Note 2)	3,663,814	3,210,812
Service fees payable (Note 3)	2,067,252	174,287
Administrative fees payable (Note 2)	403,821	154,922
Trustee fees payable	119,326	31,040
Due to custodian	5,118	—
Accrued expenses and other liabilities	22,614,692	10,598,445
Total Liabilities	241,380,025	61,486,071
Net Assets	$56,117,737,399	$17,610,823,483
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$960,177	$704,810
Capital surplus	41,900,791,779	14,006,297,042
Net unrealized appreciation (depreciation) in value of investments (net of $13,488,858, $6,173,324, $— and $— deferred capital gain country tax, respectively)	13,813,792,471	4,087,261,659
Accumulated undistributed net realized gains (losses) on investments	870,938,449	98,413,512
Accumulated undistributed net investment income (loss)	(468,745,477)	(581,853,540)
Net Assets	$56,117,737,399	$17,610,823,483

First Eagle Funds | Semi-Annual Report | April 30, 2018

April 30, 2018 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$1,251,377,079	$897,373,726
Investments in securities of affiliated issuers	—	—
Gold bullion	186,047,980	110,134,621
Silver bullion	—	61,408,932
Foreign currency	—	36,737
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,779,677,870	876,877,903
Investments in securities of affiliated issuers	—	—
Gold bullion	205,328,273	196,631,573
Silver bullion	—	54,298,229
Foreign currency	—	36,737
Cash	—	—
Accrued interest and dividends receivable	1,394,681	2,424,988
Receivable for Fund shares sold	1,128,868	1,632,977
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Foreign tax reclaims receivable	—	—
Receivable for investment securities sold	37,027	—
Investment for trustee deferred compensation plan (Note 2)	3,054,695	154,384
Other assets	117,776	26,323
Total Assets	1,990,739,190	1,132,083,114
Liabilities
Investment advisory fees payable (Note 2)	1,225,485	712,494
Payable for investment securities purchased	4,196,372	1,400
Payable for Fund shares redeemed	2,399,731	1,236,239
Distribution fees payable (Note 3)	389,494	178,491
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Trustee deferred compensation plan (Note 2)	3,054,695	154,384
Service fees payable (Note 3)	84,834	31,432
Administrative fees payable (Note 2)	46,458	42,507
Trustee fees payable	7,351	3,852
Due to custodian	2,117	35,748
Accrued expenses and other liabilities	529,325	610,563
Total Liabilities	11,935,862	3,007,110
Net Assets	$1,978,803,328	$1,129,076,004
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$98,866	$70,729
Capital surplus	1,290,396,022	1,610,793,971
Net unrealized appreciation (depreciation) in value of investments (net of $13,488,858, $6,173,324, $— and $— deferred capital gain country tax, respectively)	547,578,701	58,880,580
Accumulated undistributed net realized gains (losses) on investments	133,475,477	(480,399,690)
Accumulated undistributed net investment income (loss)	7,254,262	(60,269,586)
Net Assets	$1,978,803,328	$1,129,076,004

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$14,052,894,264		$2,813,461,199
Shares outstanding	239,533,794		114,382,343
Net asset value per share and redemption proceeds per share	$58.67		$24.60
Offering price per share (NAV per share plus maximum sales charge)**	$61.76	(1)	$25.89	(1)
Class C
Net assets	$9,998,264,239		$844,087,114
Shares outstanding	176,846,916		35,739,206
Net asset value per share and redemption proceeds per share	$56.54		$23.62
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$55.98		$23.38
Class I
Net assets	$31,108,477,201		$13,248,190,785
Shares outstanding	527,551,919		526,664,107
Net asset value per share and redemption proceeds per share	$58.97		$25.15
Class R4
Net assets	$103,770		$82,544
Shares outstanding	1,760		3,283
Net asset value per share and redemption proceeds per share	$58.95		$25.14
Class R6
Net assets	$957,997,925		$705,001,841
Shares outstanding	16,242,596		28,021,457
Net asset value per share and redemption proceeds per share	$58.98		$25.16

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, Y and R6 have no front-end sales charges.

(2)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

April 30, 2018 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$652,065,909		$397,952,620
Shares outstanding	32,541,800		24,994,178
Net asset value per share and redemption proceeds per share	$20.04		$15.92
Offering price per share (NAV per share plus maximum sales charge)**	$21.09	(1)	$16.76	(1)
Class C
Net assets	$408,451,224		$149,668,522
Shares outstanding	21,221,772		10,133,411
Net asset value per share and redemption proceeds per share	$19.25		$14.77
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	$19.06		$14.62
Class I
Net assets	$917,200,724		$553,971,690
Shares outstanding	45,048,903		33,920,651
Net asset value per share and redemption proceeds per share	$20.36		$16.33
Class R4
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	$—		$—
Class R6
Net assets	$1,085,471		$27,483,172
Shares outstanding	53,309		1,680,618
Net asset value per share and redemption proceeds per share	$20.36		$16.35

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$1,291,386,501	$357,756,315
Gold bullion	50,870,820	—
Foreign currency	11,793	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,400,648,901	352,964,444
Gold bullion	53,729,586	—
Foreign currency	11,700	—
Cash	4,278	1,791
Accrued interest and dividends receivable	9,923,165	5,246,041
Receivable for Fund shares sold	4,111,747	298,153
Foreign tax reclaims receivable	1,274,129	—
Unrealized appreciation on forward foreign currency exchange contracts	992,563	—
Receivable for investment securities sold	838,060	—
Investment for trustee deferred compensation plan (Note 2)	272,416	218,722
Other assets	826,158	71,448
Total Assets	1,472,632,703	358,800,599
Liabilities
Investment advisory fees payable (Note 2)	903,642	207,793
Payable for Fund shares redeemed	1,581,731	971,194
Payable for investment securities purchased	1,488,982	1,791
Payable for dividends to shareholders	627,269	263,174
Distribution fees payable (Note 3)	273,808	62,879
Trustee deferred compensation plan (Note 2)	272,416	218,722
Unrealized depreciation on forward foreign currency exchange contracts	157,982	—
Service fees payable (Note 3)	67,493	15,136
Trustee fees payable	4,246	2,620
Option contracts written, at value (premiums received $—, $— and $9,454,352, respectively)	—	—
Administrative fees payable (Note 2)	60,245	14,843
Accrued expenses and other liabilities	343,381	180,907
Total Liabilities	5,781,195	1,939,059
Net Assets	$1,466,851,508	$356,861,540
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$122,782	$40,077
Capital surplus	1,398,296,301	465,690,161
Net unrealized appreciation (depreciation) in value of investments (net of $61,073, $— and $— deferred capital gain country tax, respectively)	112,877,151	(4,791,787)
Accumulated undistributed net realized gains (losses) on investments	(34,710,565)	(104,476,890)
Accumulated undistributed net investment income (loss)	(9,734,161)	399,979
Net Assets	$1,466,851,508	$356,861,540

First Eagle Funds | Semi-Annual Report | April 30, 2018

April 30, 2018 (unaudited)

First Eagle Fund of America
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$1,545,447,253
Gold bullion	—
Foreign currency	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,973,527,072
Gold bullion	—
Foreign currency	—
Cash	—
Accrued interest and dividends receivable	808,671
Receivable for Fund shares sold	732,469
Foreign tax reclaims receivable	—
Unrealized appreciation on forward foreign currency exchange contracts	—
Receivable for investment securities sold	54,712,370
Investment for trustee deferred compensation plan (Note 2)	1,633,225
Other assets	39,162
Total Assets	2,031,452,969
Liabilities
Investment advisory fees payable (Note 2)	1,497,026
Payable for Fund shares redeemed	3,168,512
Payable for investment securities purchased	11,218,385
Payable for dividends to shareholders	—
Distribution fees payable (Note 3)	400,266
Trustee deferred compensation plan (Note 2)	1,633,225
Unrealized depreciation on forward foreign currency exchange contracts	—
Service fees payable (Note 3)	71,657
Trustee fees payable	8,233
Option contracts written, at value (premiums received $—, $— and $9,454,352, respectively)	8,872,096
Administrative fees payable (Note 2)	49,112
Accrued expenses and other liabilities	599,640
Total Liabilities	27,518,152
Net Assets	$2,003,934,817
Net Assets Consist of
Capital stock (par value, $0.001 per share)	$60,267
Capital surplus	1,424,706,960
Net unrealized appreciation (depreciation) in value of investments (net of $61,073, $— and $— deferred capital gain country tax, respectively)	428,662,075
Accumulated undistributed net realized gains (losses) on investments	158,042,817
Accumulated undistributed net investment income (loss)	(7,537,302)
Net Assets	$2,003,934,817

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
Class A
Net assets	$346,678,685		$84,420,700
Shares outstanding	28,963,879		9,482,036
Net asset value per share and redemption proceeds per share	$11.97		$8.90
Offering price per share (NAV per share plus maximum sales charge)*	$12.60	(1)	$9.32	(2)
Class C
Net assets	$327,480,156		$72,106,088
Shares outstanding	27,434,159		8,105,528
Net asset value per share and redemption proceeds per share	$11.94		$8.90
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$11.82		$8.81
Class I
Net assets	$791,692,133		$200,216,777
Shares outstanding	66,299,741		22,476,402
Net asset value per share and redemption proceeds per share	$11.94		$8.91
Class Y
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	$—		$—
Class R6
Net assets	$1,000,534		$117,975
Shares outstanding	83,831		13,238
Net asset value per share and redemption proceeds per share	$11.94		$8.91

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, Y and R6 have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I, Y and R6 have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

April 30, 2018 (unaudited)

	First Eagle Fund of America
Class A
Net assets	$542,136,844
Shares outstanding	15,833,593
Net asset value per share and redemption proceeds per share	$34.24
Offering price per share (NAV per share plus maximum sales charge)*	$36.04	(1)
Class C
Net assets	$342,788,500
Shares outstanding	12,640,694
Net asset value per share and redemption proceeds per share	$27.12
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	$26.85
Class I
Net assets	$766,911,235
Shares outstanding	21,767,792
Net asset value per share and redemption proceeds per share	$35.23
Class Y
Net assets	$351,684,585
Shares outstanding	10,013,219
Net asset value per share and redemption proceeds per share	$35.12
Class R6
Net assets	$413,653
Shares outstanding	11,742
Net asset value per share and redemption proceeds per share	$35.23

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $159,043, $93,130, $— and $—, foreign taxes withheld)	$96,687,182	$32,165,505
Dividends from: (net of $20,257,336, $13,219,719, $98,327 and $237,780 foreign taxes withheld)
Unaffiliated issuers	389,849,816	138,119,263
Affiliated issuers	18,004,832	1,519,950
Total Income	504,541,830	171,804,718
Expenses
Investment advisory fees (Note 2)	213,342,823	67,430,978
Distributions fees (Note 3)
Class A	18,153,792	3,686,575
Class C	38,842,653	3,265,116
Class R4	28	23
Shareholder servicing agent fees	18,382,751	6,719,867
Service fees - Class C (Note 3)	12,947,551	1,088,372
Administrative Costs (Note 2)	1,416,426	548,270
Professional fees	485,098	292,068
Custodian and accounting fees	3,484,281	1,571,637
Shareholder reporting fees	1,415,192	508,945
Trustees' fees	600,525	188,959
Registration and filing fees	322,900	403,696
Other expenses	440,210	148,467
Total Expenses	309,834,230	85,852,973
Expense waiver	—	—
Expense reductions due to earnings credits (Note 1)	(139,079)	(26,792)
Net Expenses	309,695,151	85,826,181
Net Investment Income (Loss) (Note 1)	194,846,679	85,978,537
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	962,015,899	148,065,299
Transactions in investment securities of affiliated issuers	23,130,004	12,203,845
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	(797,767)	(1,170,296)
Settlement of forward foreign currency exchange contracts	(58,816,261)	(32,176,047)
	925,531,875	126,922,801
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of increase in deferred capital gain country tax accruals of $1,992,782, $943,672, $— and $—)	(479,451,818)	(163,627,488)
Investment securities of affiliated issuers	35,533,615	47,805,079
Foreign currency and foreign currency translations	(9,419,581)	(3,952,700)
Forward foreign currency exchange contracts	9,884,389	4,978,432
	(443,453,395)	(114,796,677)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	482,078,480	12,126,124
Net Increase (Decrease) in Net Assets Resulting from Operations	$676,925,159	$98,104,661

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.
First Eagle Funds | Semi-Annual Report | April 30, 2018

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $159,043, $93,130, $— and $—, foreign taxes withheld)	$3,228,162	$278,653
Dividends from: (net of $20,257,336, $13,219,719, $98,327 and $237,780 foreign taxes withheld)
Unaffiliated issuers	14,479,096	5,156,668
Affiliated issuers	—	—
Total Income	17,707,258	5,435,321
Expenses
Investment advisory fees (Note 2)	7,734,662	4,329,237
Distributions fees (Note 3)
Class A	858,328	526,155
Class C	1,621,747	590,113
Class R4	—	—
Shareholder servicing agent fees	770,033	761,497
Service fees - Class C (Note 3)	540,582	196,704
Administrative Costs (Note 2)	159,480	150,743
Professional fees	107,004	118,454
Custodian and accounting fees	146,205	282,809
Shareholder reporting fees	98,960	97,959
Trustees' fees	30,115	19,155
Registration and filing fees	57,866	39,679
Other expenses	29,958	20,078
Total Expenses	12,154,940	7,132,583
Expense waiver	(515,659)	—
Expense reductions due to earnings credits (Note 1)	(6,793)	(9,546)
Net Expenses	11,632,488	7,123,037
Net Investment Income (Loss) (Note 1)	6,074,770	(1,687,716)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	133,874,129	6,807,071
Transactions in investment securities of affiliated issuers	—	—
Commodity related transactions	—	13,608,348
Settlement of foreign currency and foreign currency transactions	1,099	13,759
Settlement of forward foreign currency exchange contracts	—	(20,453)
	133,875,228	20,408,725
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of increase in deferred capital gain country tax accruals of $1,992,782, $943,672, $— and $—)	(81,198,194)	(61,206,761)
Investment securities of affiliated issuers	—	—
Foreign currency and foreign currency translations	(2,399)	(9,645)
Forward foreign currency exchange contracts	—	—
	(81,200,593)	(61,216,406)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	52,674,635	(40,807,681)
Net Increase (Decrease) in Net Assets Resulting from Operations	$58,749,405	$(42,495,397)

April 30, 2018 (unaudited)

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Yield Fund
Investment Income
Interest	$12,294,144	$12,738,458
Non-cash interest income from non-affiliates	—	841,833
Dividends from: (net of $586,918, $— and $— foreign taxes withheld)
Unaffiliated issuers	10,427,945	4,469
Total Income	22,722,089	13,584,760
Expenses
Investment advisory fees (Note 2)	5,391,526	1,423,619
Distributions fees (Note 3)
Class A	430,556	112,450
Class C	1,242,433	295,914
Class Y	—	—
Shareholder servicing agent fees	422,868	168,981
Service fees - Class C (Note 3)	414,145	98,638
Administrative Costs (Note 2)	359,446	101,690
Professional fees	105,420	102,824
Custodian and accounting fees	148,878	70,354
Shareholder reporting fees	64,899	46,115
Trustees' fees	16,123	6,485
Registration and filing fees	78,407	25,854
Other expenses	24,547	11,956
Total Expenses	8,699,248	2,464,880
Expense waiver	—	(101,690)
Expense reductions due to earnings credits (Note 1)	(2,817)	(1,805)
Net Expenses	8,696,431	2,361,385
Net Investment Income (Loss) (Note 1)	14,025,658	11,223,375
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	13,853,095	(11,064,411)
Settlement of foreign currency and foreign currency transactions	8,726	(3,266)
Settlement of forward foreign currency exchange contracts	(1,938,677)	—
Expiration or closing of option contracts written	—	—
	11,923,144	(11,067,677)
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of increase in deferred capital gain country tax accruals of $28,920, $— and $—)	(18,833,134)	4,030,524
Foreign currency and foreign currency translations	19,702	3,468
Forward foreign currency exchange contracts	616,781	—
Option contracts written	—	—
	(18,196,651)	4,033,992
Net realized and unrealized gains (losses) on investments, commodity, foreign currency, forward contract related transactions and option contracts written	(6,273,507)	(7,033,685)
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,752,151	$4,189,690

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

April 30, 2018 (unaudited)

First Eagle Fund of America
Investment Income
Interest	$—
Non-cash interest income from non-affiliates	—
Dividends from: (net of $586,918, $— and $— foreign taxes withheld)
Unaffiliated issuers	11,795,392
Total Income	11,795,392
Expenses
Investment advisory fees (Note 2)	9,683,931
Distributions fees (Note 3)
Class A	737,266
Class C	1,417,945
Class Y	468,922
Shareholder servicing agent fees	923,638
Service fees - Class C (Note 3)	472,648
Administrative Costs (Note 2)	168,939
Professional fees	133,075
Custodian and accounting fees	96,416
Shareholder reporting fees	130,360
Trustees' fees	26,728
Registration and filing fees	43,173
Other expenses	30,021
Total Expenses	14,333,062
Expense waiver	—
Expense reductions due to earnings credits (Note 1)	(7,969)
Net Expenses	14,325,093
Net Investment Income (Loss) (Note 1)	(2,529,701)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	151,978,604
Settlement of foreign currency and foreign currency transactions	—
Settlement of forward foreign currency exchange contracts	—
Expiration or closing of option contracts written	12,766,219
164,744,823
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of increase in deferred capital gain country tax accruals of $28,920, $— and $—)	(201,235,919)
Foreign currency and foreign currency translations	—
Forward foreign currency exchange contracts	—
Option contracts written	19,648,426
(181,587,493)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency, forward contract related transactions and option contracts written	(16,842,670)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(19,372,371)

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations
Net investment income (loss)	$194,846,679	$236,849,953	$85,978,537	$123,383,935
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	925,531,875	2,083,625,061	126,922,801	336,933,456
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	(443,453,395)	3,897,988,176	(114,796,677)	1,197,561,090
Net increase (decrease) in net assets resulting from operations	676,925,159	6,218,463,190	98,104,661	1,657,878,481
Distributions to Shareholders
Dividends paid from net investment income
Class A	(105,744,206)	(57,446,218)	(48,045,133)	(38,288,285)
Class C	—	—	(9,244,528)	(3,735,207)
Class I	(308,207,031)	(141,298,463)	(247,321,721)	(144,034,028)
Class R6	(7,963,294)	—	(12,084,099)	—
Distributions paid from net realized gains from investment transactions
Class A	(501,008,759)	(653,197,715)	(52,478,225)	(80,568,972)
Class C	(370,678,418)	(487,764,922)	(16,004,360)	(23,123,783)
Class I	(1,049,941,637)	(953,068,311)	(231,963,413)	(243,029,909)
Class R6	(25,644,295)	—	(10,980,986)	—
Decrease in net assets resulting from distributions	(2,369,187,640)	(2,292,775,629)	(628,122,465)	(532,780,184)
Fund Share Transactions
Class A
Net proceeds from shares sold	674,959,943	2,239,895,559	160,178,626	529,453,901
Net asset value of shares issued for reinvested dividends and distributions	544,414,820	638,085,356	93,872,682	111,162,700
Cost of shares redeemed	(1,649,107,323)	(4,880,034,139)	(457,650,031)	(1,379,970,033)
Redemption fees	339	—	—	—
Decrease in net assets from Fund share transactions	(429,732,221)	(2,002,053,224)	(203,598,723)	(739,353,432)
Class C
Net proceeds from shares sold	419,560,057	1,116,551,788	39,913,132	117,061,472
Net asset value of shares issued for reinvested dividends and distributions	317,172,136	382,599,134	22,590,698	22,220,344
Cost of shares redeemed	(1,047,109,440)	(3,133,222,946)	(93,879,587)	(286,365,623)
Redemption fees	—	—	—	—
Decrease in net assets from Fund share transactions	(310,377,247)	(1,634,072,024)	(31,375,757)	(147,083,807)
Class I
Net proceeds from shares sold	3,528,671,443	10,305,344,539	1,698,534,925	4,802,530,508
Net asset value of shares issued for reinvested dividends and distributions	1,111,628,598	900,996,012	415,932,681	342,899,769
Cost of shares redeemed	(3,428,347,193)	(4,798,591,803)	(2,300,153,780)	(2,789,737,757)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	1,211,952,848	6,407,748,748	(185,686,174)	2,355,692,520

First Eagle Funds | Semi-Annual Report | April 30, 2018

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations
Net investment income (loss)	$6,074,770	$5,227,948	$(1,687,716)	$(6,302,265)
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	133,875,228	192,760,506	20,408,725	839,314
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	(81,200,593)	108,231,973	(61,216,406)	(106,978,992)
Net increase (decrease) in net assets resulting from operations	58,749,405	306,220,427	(42,495,397)	(112,441,943)
Distributions to Shareholders
Dividends paid from net investment income
Class A	(947,816)	(1,396,770)	—	—
Class C	—	—	—	—
Class I	(4,039,586)	(3,689,314)	—	—
Class R6	(3,853)	—	—	—
Distributions paid from net realized gains from investment transactions
Class A	(57,555,284)	(65,355,106)	—	—
Class C	(37,627,194)	(42,476,226)	—	—
Class I	(76,491,526)	(68,628,153)	—	—
Class R6	(67,178)	—	—	—
Decrease in net assets resulting from distributions	(176,732,437)	(181,545,569)	—	—
Fund Share Transactions
Class A
Net proceeds from shares sold	21,316,407	82,727,632	39,295,171	110,635,120
Net asset value of shares issued for reinvested dividends and distributions	52,538,244	59,840,597	—	35
Cost of shares redeemed	(99,934,105)	(286,594,995)	(77,745,403)	(179,964,453)
Redemption fees	—	—	41,533	66,076
Decrease in net assets from Fund share transactions	(26,079,454)	(144,026,766)	(38,408,699)	(69,263,222)
Class C
Net proceeds from shares sold	8,976,348	27,574,152	9,036,707	26,139,387
Net asset value of shares issued for reinvested dividends and distributions	33,057,577	34,634,629	—	—
Cost of shares redeemed	(55,341,910)	(153,626,770)	(19,247,407)	(47,914,073)
Redemption fees	—	—	4,447	6,498
Decrease in net assets from Fund share transactions	(13,307,985)	(91,417,989)	(10,206,253)	(21,768,188)
Class I
Net proceeds from shares sold	64,483,620	299,984,767	121,707,524	318,561,550
Net asset value of shares issued for reinvested dividends and distributions	60,673,897	52,602,873	—	—
Cost of shares redeemed	(138,915,824)	(268,071,184)	(106,732,040)	(221,458,786)
Redemption fees	—	—	7,399	121,602
Increase (decrease) in net assets from Fund share transactions	(13,758,307)	84,516,456	14,982,883	97,224,366

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Class R4^
Net proceeds from shares sold	$108,452	$—	$85,862	$—
Cost of shares redeemed	(108)	—	(67)	—
Increase in net assets from Fund share transactions	108,344	—	85,795	—
Class R6^^
Net proceeds from shares sold	243,385,250	820,033,768	302,110,309	540,062,232
Net asset value of shares issued for reinvested dividends and distributions	33,558,622	—	23,065,085	—
Cost of shares redeemed	(143,124,171)	(9,261,788)	(141,817,959)	(11,793,007)
Redemption fees	—	—	—	—
Increase in net assets from Fund share transactions	133,819,701	810,771,980	183,357,435	528,269,225
Increase (decrease) in net assets from Fund share transactions	605,771,425	3,582,395,480	(237,217,424)	1,997,524,506
Net increase (decrease) in net assets	(1,086,491,056)	7,508,083,041	(767,235,228)	3,122,622,803
Net Assets (Note 1)
Beginning of period	57,204,228,455	49,696,145,414	18,378,058,711	15,255,435,908
End of period	$56,117,737,399	$57,204,228,455	$17,610,823,483	$18,378,058,711
Accumulated undistributed net investment income (loss)	$(468,745,477)	$(241,677,625)	$(581,853,540)	$(351,136,596)
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	246,545,224	280,933,042	122,500,903	153,138,562
Shares sold	11,329,709	39,204,294	6,440,600	22,144,084
Shares issued on reinvestment of distributions	9,295,122	11,746,785	3,834,666	4,984,874
Shares redeemed	(27,636,261)	(85,338,897)	(18,393,826)	(57,766,617)
Shares outstanding, end of period	239,533,794	246,545,224	114,382,343	122,500,903
Class C
Shares outstanding, beginning of period	182,160,833	211,222,427	37,041,061	43,332,631
Shares sold	7,305,960	20,312,161	1,670,658	5,083,647
Shares issued on reinvestment of distributions	5,603,815	7,277,898	958,525	1,032,544
Shares redeemed	(18,223,692)	(56,651,653)	(3,931,038)	(12,407,761)
Shares outstanding, end of period	176,846,916	182,160,833	35,739,206	37,041,061
Class I
Shares outstanding, beginning of period	507,106,244	394,308,490	533,805,436	434,854,042
Shares sold	58,748,742	179,518,720	66,495,726	197,313,320
Shares issued on reinvestment of distributions	18,902,049	16,519,912	16,630,658	15,065,895
Shares redeemed	(57,205,116)	(83,240,878)	(90,267,713)	(113,427,821)
Shares outstanding, end of period	527,551,919	507,106,244	526,664,107	533,805,436
Class R4^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	1,762	—	3,286	—
Shares redeemed	(2)	—	(3)	—
Shares outstanding, end of period	1,760	—	3,283	—

First Eagle Funds | Semi-Annual Report | April 30, 2018

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Class R4^
Net proceeds from shares sold	$—	$—	$—	$—
Cost of shares redeemed	—	—	—	—
Increase in net assets from Fund share transactions	—	—	—	—
Class R6^^
Net proceeds from shares sold	268,468	836,047	13,013,062	16,243,055
Net asset value of shares issued for reinvested dividends and distributions	71,031	—	—	—
Cost of shares redeemed	(29,168)	(45,596)	(325,448)	(46,839)
Redemption fees	—	—	308	—
Increase in net assets from Fund share transactions	310,331	790,451	12,687,922	16,196,216
Increase (decrease) in net assets from Fund share transactions	(52,835,415)	(150,137,848)	(20,944,147)	22,389,172
Net increase (decrease) in net assets	(170,818,447)	(25,462,990)	(63,439,544)	(90,052,771)
Net Assets (Note 1)
Beginning of period	2,149,621,775	2,175,084,765	1,192,515,548	1,282,568,319
End of period	$1,978,803,328	$2,149,621,775	$1,129,076,004	$1,192,515,548
Accumulated undistributed net investment income (loss)	$7,254,262	$6,170,747	$(60,269,586)	$(58,581,870)
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	33,712,629	40,709,944	27,337,437	31,497,163
Shares sold	1,050,821	4,101,533	2,396,549	6,635,824
Shares issued on reinvestment of distributions	2,650,765	3,065,602	—	2
Shares redeemed	(4,872,415)	(14,164,450)	(4,739,808)	(10,795,552)
Shares outstanding, end of period	32,541,800	33,712,629	24,994,178	27,337,437
Class C
Shares outstanding, beginning of period	21,838,438	26,415,358	10,807,036	12,212,791
Shares sold	462,752	1,414,994	591,992	1,645,536
Shares issued on reinvestment of distributions	1,731,670	1,824,796	—	—
Shares redeemed	(2,811,088)	(7,816,710)	(1,265,617)	(3,051,291)
Shares outstanding, end of period	21,221,772	21,838,438	10,133,411	10,807,036
Class I
Shares outstanding, beginning of period	45,508,156	41,273,073	33,122,412	27,731,345
Shares sold	3,132,198	14,624,892	7,145,811	18,423,884
Shares issued on reinvestment of distributions	3,015,601	2,656,711	—	—
Shares redeemed	(6,607,052)	(13,046,520)	(6,347,572)	(13,032,817)
Shares outstanding, end of period	45,048,903	45,508,156	33,920,651	33,122,412
Class R4^
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Class R6^^
Shares outstanding, beginning of period	13,935,723	—	21,010,387	—
Shares sold	4,081,078	14,091,924	11,665,557	21,470,832
Shares issued on reinvestment of distributions	570,628	—	922,603	—
Shares redeemed	(2,344,833)	(156,201)	(5,577,090)	(460,445)
Shares outstanding, end of period	16,242,596	13,935,723	28,021,457	21,010,387

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

^  Represents the period from January 17, 2018 to April 30, 2018.

^^  Represents the period from March 1, 2017 to October 31, 2017.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Class R6^^
Shares outstanding, beginning of period	38,511	—	925,271	—
Shares sold	12,646	40,699	774,799	927,928
Shares issued on reinvestment of distributions	3,530	—	—	—
Shares redeemed	(1,378)	(2,188)	(19,452)	(2,657)
Shares outstanding, end of period	53,309	38,511	1,680,618	925,271

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations
Net investment income (loss)	$14,025,658	$30,245,828	$11,223,375	$26,857,566
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	11,923,144	2,170,196	(11,067,677)	(7,754,905)
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency, forward contract related translations and option contracts written	(18,196,651)	116,253,951	4,033,992	10,480,426
Net increase (decrease) in net assets resulting from operations	7,752,151	148,669,975	4,189,690	29,583,087
Distributions to Shareholders
Dividends paid from net investment income
Class A	(4,334,746)	(8,595,355)	(2,279,298)	(6,417,565)
Class C	(2,938,463)	(5,780,705)	(1,715,103)	(4,390,518)
Class I	(10,600,664)	(16,454,712)	(6,373,701)	(15,922,037)
Class Y	—	—	—	—
Class R6	(13,810)	(5,986)	(3,152)	(3,782)
Distributions paid from net realized gains from investment transactions
Class A	—	—	—	—
Class C	—	—	—	—
Class I	—	—	—	—
Class Y	—	—	—	—
Class R6	—	—	—	—
Return of capital
Class A	—	—	—	(81,183)
Class C	—	—	—	(64,871)
Class I	—	—	—	(189,825)
Class Y	—	—	—	—
Class R6	—	—	—	(45)
Decrease in net assets resulting from distributions	(17,887,683)	(30,836,758)	(10,371,254)	(27,069,826)
Fund Share Transactions
Class A
Net proceeds from shares sold	40,162,800	75,702,126	4,869,362	17,911,494
Net asset value of shares issued for reinvested dividends and distributions	3,914,372	8,110,881	2,118,378	5,785,013
Cost of shares redeemed	(34,864,622)	(137,575,268)	(19,807,535)	(83,897,639)
Increase (decrease) in net assets from Fund share transactions	9,212,550	(53,762,261)	(12,819,795)	(60,201,132)
Class C
Net proceeds from shares sold	26,743,147	51,798,601	1,902,509	7,035,964
Net asset value of shares issued for reinvested dividends and distributions	2,576,197	5,316,367	1,488,099	3,750,850
Cost of shares redeemed	(34,196,200)	(97,877,052)	(17,612,071)	(38,026,963)
Decrease in net assets from Fund share transactions	(4,876,856)	(40,762,084)	(14,221,463)	(27,240,149)

First Eagle Funds | Semi-Annual Report | April 30, 2018

	First Eagle Fund of America
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Operations
Net investment income (loss)	$(2,529,701)	$(2,693,864)
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	164,744,823	243,250,787
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency, forward contract related translations and option contracts written	(181,587,493)	253,857,254
Net increase (decrease) in net assets resulting from operations	(19,372,371)	494,414,177
Distributions to Shareholders
Dividends paid from net investment income
Class A	—	(1,539,695)
Class C	—	—
Class I	(378,462)	(3,803,398)
Class Y	—	(864,309)
Class R6	(284)	—
Distributions paid from net realized gains from investment transactions
Class A	(56,857,513)	(48,961,943)
Class C	(45,042,463)	(35,895,467)
Class I	(75,271,781)	(45,181,742)
Class Y	(35,245,286)	(22,904,206)
Class R6	(36,324)	—
Return of capital
Class A	—	—
Class C	—	—
Class I	—	—
Class Y	—	—
Class R6	—	—
Decrease in net assets resulting from distributions	(212,832,113)	(159,150,760)
Fund Share Transactions
Class A
Net proceeds from shares sold	25,514,467	60,979,259
Net asset value of shares issued for reinvested dividends and distributions	52,769,121	45,456,382
Cost of shares redeemed	(96,712,443)	(450,589,468)
Increase (decrease) in net assets from Fund share transactions	(18,428,855)	(344,153,827)
Class C
Net proceeds from shares sold	14,788,950	21,919,416
Net asset value of shares issued for reinvested dividends and distributions	41,134,387	31,319,863
Cost of shares redeemed	(65,343,693)	(217,206,105)
Decrease in net assets from Fund share transactions	(9,420,356)	(163,966,826)

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Class I
Net proceeds from shares sold	$136,668,658	$261,613,144	$24,375,804	$66,144,568
Net asset value of shares issued for reinvested dividends and distributions	8,231,915	13,694,130	4,791,360	12,432,294
Cost of shares redeemed	(65,163,728)	(122,200,049)	(103,890,021)	(116,226,126)
Increase (decrease) in net assets from Fund share transactions	79,736,845	153,107,225	(74,722,857)	(37,649,264)
Class Y
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Decrease in net assets from Fund share transactions	—	—	—	—
Class R6^^
Net proceeds from shares sold	33,542	936,167	9,133	115,681
Net asset value of shares issued for reinvested dividends and distributions	13,810	5,470	3,151	3,379
Cost of shares redeemed	(5,357)	(414)	(6,793)	(4,177)
Increase in net assets from Fund share transactions	41,995	941,223	5,491	114,883
Increase (decrease) in net assets from Fund share transactions	84,114,534	59,524,103	(101,758,624)	(124,975,662)
Net increase (decrease) in net assets	73,979,002	177,357,320	(107,940,188)	(122,462,401)
Net Assets (Note 1)
Beginning of period	1,392,872,506	1,215,515,186	464,801,728	587,264,129
End of period	$1,466,851,508	$1,392,872,506	$356,861,540	$464,801,728
Accumulated undistributed net investment income (loss)	$(9,734,161)	$(5,872,136)	$399,979	$(452,142)
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	28,201,813	32,908,379	10,912,189	17,592,315
Shares sold	3,316,453	6,621,083	543,899	1,980,975
Shares issued on reinvestment of distributions	324,360	703,233	236,574	639,586
Shares redeemed	(2,878,747)	(12,030,882)	(2,210,626)	(9,300,687)
Shares outstanding, end of period	28,963,879	28,201,813	9,482,036	10,912,189
Class C
Shares outstanding, beginning of period	27,835,245	31,450,181	9,694,123	12,710,582
Shares sold	2,215,765	4,535,093	212,596	780,696
Shares issued on reinvestment of distributions	214,387	462,182	166,339	415,040
Shares redeemed	(2,831,238)	(8,612,211)	(1,967,530)	(4,212,195)
Shares outstanding, end of period	27,434,159	27,835,245	8,105,528	9,694,123
Class I
Shares outstanding, beginning of period	59,703,331	46,454,190	30,840,541	35,036,376
Shares sold	11,308,598	22,772,722	2,714,987	7,304,360
Shares issued on reinvestment of distributions	683,673	1,186,990	534,858	1,373,916
Shares redeemed	(5,395,861)	(10,710,571)	(11,613,984)	(12,874,111)
Shares outstanding, end of period	66,299,741	59,703,331	22,476,402	30,840,541

First Eagle Funds | Semi-Annual Report | April 30, 2018

	First Eagle Fund of America
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Class I
Net proceeds from shares sold	$72,242,291	$218,003,463
Net asset value of shares issued for reinvested dividends and distributions	49,666,258	30,660,041
Cost of shares redeemed	(102,034,667)	(347,167,463)
Increase (decrease) in net assets from Fund share transactions	19,873,882	(98,503,959)
Class Y
Net proceeds from shares sold	6,849,282	22,567,234
Net asset value of shares issued for reinvested dividends and distributions	33,494,417	22,537,453
Cost of shares redeemed	(47,479,645)	(92,019,919)
Decrease in net assets from Fund share transactions	(7,135,946)	(46,915,232)
Class R6^^
Net proceeds from shares sold	20,772	371,417
Net asset value of shares issued for reinvested dividends and distributions	36,608	—
Cost of shares redeemed	—	—
Increase in net assets from Fund share transactions	57,380	371,417
Increase (decrease) in net assets from Fund share transactions	(15,053,895)	(653,168,427)
Net increase (decrease) in net assets	(247,258,379)	(317,905,010)
Net Assets (Note 1)
Beginning of period	2,251,193,196	2,569,098,206
End of period	$2,003,934,817	$2,251,193,196
Accumulated undistributed net investment income (loss)	$(7,537,302)	$(4,628,855)
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	16,302,212	26,267,874
Shares sold	712,997	1,770,634
Shares issued on reinvestment of distributions	1,511,576	1,400,381
Shares redeemed	(2,693,192)	(13,136,677)
Shares outstanding, end of period	15,833,593	16,302,212
Class C
Shares outstanding, beginning of period	12,924,139	18,654,550
Shares sold	523,914	785,855
Shares issued on reinvestment of distributions	1,483,925	1,177,881
Shares redeemed	(2,291,284)	(7,694,147)
Shares outstanding, end of period	12,640,694	12,924,139
Class I
Shares outstanding, beginning of period	21,188,008	23,972,780
Shares sold	1,956,240	6,151,299
Shares issued on reinvestment of distributions	1,384,232	923,773
Shares redeemed	(2,760,688)	(9,859,844)
Shares outstanding, end of period	21,767,792	21,188,008

First Eagle Funds | Semi-Annual Report | April 30, 2018

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Yield Fund
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Class Y
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R6^^
Shares outstanding, beginning of period	80,353	—	12,629	—
Shares sold	2,775	79,927	1,018	12,718
Shares issued on reinvestment of distributions	1,147	461	352	373
Shares redeemed	(444)	(35)	(761)	(462)
Shares outstanding, end of period	83,831	80,353	13,238	12,629

^^  Represents the period from March 1, 2017 to October 31, 2017.

  See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

	First Eagle Fund of America
	For the Six-Months Ended April 30, 2018 (unaudited)	For the Year Ended October 31, 2017
Class Y
Shares outstanding, beginning of period	10,169,352	11,465,333
Shares sold	186,993	630,347
Shares issued on reinvestment of distributions	935,598	678,635
Shares redeemed	(1,278,724)	(2,604,963)
Shares outstanding, end of period	10,013,219	10,169,352
Class R6^^
Shares outstanding, beginning of period	10,147	—
Shares sold	574	10,147
Shares issued on reinvestment of distributions	1,021	—
Shares redeemed	—	—
Shares outstanding, end of period	11,742	10,147

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$60.46	0.20	0.51	0.71	(0.44)	(2.06)	—	(2.50)
October 31, 2017	$56.36	0.25	6.41	6.66	(0.21)	(2.35)	—	(2.56)
October 31, 2016	$53.10	0.30	3.56	3.86	(0.07)	(0.53)	—	(0.60)
October 31, 2015	$54.90	0.28	0.60	0.88	(0.30)	(2.38)	—	(2.68)
October 31, 2014	$54.92	0.30	2.12	2.42	(0.66)	(1.78)	—	(2.44)
October 31, 2013	$49.24	0.39	7.41	7.80	(0.51)	(1.61)	—	(2.12)
First Eagle Global Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$58.14	(0.02)	0.48	0.46	—	(2.06)	—	(2.06)
October 31, 2017	$54.47	(0.16)	6.18	6.02	—	(2.35)	—	(2.35)
October 31, 2016	$51.66	(0.11)	3.45	3.34	—	(0.53)	—	(0.53)
October 31, 2015	$53.57	(0.12)	0.59	0.47	—	(2.38)	—	(2.38)
October 31, 2014	$53.67	(0.11)	2.08	1.97	(0.29)	(1.78)	—	(2.07)
October 31, 2013	$48.16	0.01	7.27	7.28	(0.16)	(1.61)	—	(1.77)
First Eagle Global Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$60.85	0.28	0.51	0.79	(0.61)	(2.06)	—	(2.67)
October 31, 2017	$56.70	0.43	6.42	6.85	(0.35)	(2.35)	—	(2.70)
October 31, 2016	$53.43	0.44	3.57	4.01	(0.21)	(0.53)	—	(0.74)
October 31, 2015	$55.23	0.43	0.60	1.03	(0.45)	(2.38)	—	(2.83)
October 31, 2014	$55.23	0.43	2.13	2.56	(0.78)	(1.78)	—	(2.56)
October 31, 2013	$49.50	0.52	7.45	7.97	(0.63)	(1.61)	—	(2.24)
First Eagle Global Fund Class R4
For The Period 1/17/18^-4/30/18 (unaudited)	$61.60	0.37	(3.02)	(2.65)	—	—	—	—
First Eagle Global Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$60.88	0.31	0.49	0.80	(0.64)	(2.06)	—	(2.70)
For The Period 3/01/17^^- 10/31/17	$57.33	0.37	3.18	3.55	—	—	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2018

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$58.67	1.16	%(b)	$14,052,894	1.11	%(d)	1.10	%(d)	0.66	%(d)	0.66	%(d)	5.81	%(b)
October 31, 2017	$60.46	12.35%		$14,907,330	1.11%		1.11%		0.44%		0.44%		9.67%
October 31, 2016	$56.36	7.38%		$15,833,531	1.10%		1.10%		0.55%		0.55%		11.54%
October 31, 2015	$53.10	1.78%		$16,274,867	1.11%		1.11%		0.52%		0.52%		11.28%
October 31, 2014	$54.90	4.64%		$17,734,529	1.11%		1.11%		0.55%		0.55%		15.36%
October 31, 2013	$54.92	16.47%		$18,986,635	1.13%		1.13%		0.77%		0.77%		11.60%
First Eagle Global Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$56.54	0.79	%(b)	$9,998,264	1.85	%(d)	1.85	%(d)	(0.08	)%(d)	(0.08	)%(d)	5.81	%(b)
October 31, 2017	$58.14	11.52%		$10,589,991	1.85%		1.85%		(0.29)%		(0.29)%		9.67%
October 31, 2016	$54.47	6.56%		$11,505,279	1.86%		1.86%		(0.21)%		(0.21)%		11.54%
October 31, 2015	$51.66	1.02%		$11,662,706	1.86%		1.86%		(0.23)%		(0.23)%		11.28%
October 31, 2014	$53.57	3.85%		$12,342,299	1.86%		1.86%		(0.21)%		(0.21)%		15.36%
October 31, 2013	$53.67	15.63%		$11,435,543	1.87%		1.87%		0.02%		0.02%		11.60%
First Eagle Global Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$58.97	1.30	%(b)	$31,108,477	0.84	%(d)	0.84	%(d)	0.94	%(d)	0.94	%(d)	5.81	%(b)
October 31, 2017	$60.85	12.64%		$30,858,477	0.84%		0.84%		0.74%		0.74%		9.67%
October 31, 2016	$56.70	7.65%		$22,357,335	0.84%		0.84%		0.81%		0.81%		11.54%
October 31, 2015	$53.43	2.07%		$19,998,978	0.84%		0.84%		0.79%		0.79%		11.28%
October 31, 2014	$55.23	4.90%		$20,388,583	0.86%		0.86%		0.78%		0.78%		15.36%
October 31, 2013	$55.23	16.78%		$15,578,448	0.88%		0.88%		1.02%		1.02%		11.60%
First Eagle Global Fund Class R4
For The Period 1/17/18^-4/30/18 (unaudited)	$58.95	(4.30	)%(b)	$104	0.97	%(d)	0.97	%(d)	1.25	%(d)	1.25	%(d)	5.81	%(b)
First Eagle Global Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$58.98	1.33	%(b)	$957,998	0.78	%(d)	0.78	%(d)	1.03	%(d)	1.03	%(d)	5.81	%(b)
For The Period 3/01/17^^- 10/31/17	$60.88	6.19	%(b)	$848,431	0.78	%(d)	0.78	%(d)	0.94	%(d)	0.94	%(d)	9.67	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$25.33	0.09	0.02	0.11	(0.40)	(0.44)	—	(0.84)
October 31, 2017	$23.86	0.12	2.16	2.28	(0.26)	(0.55)	—	(0.81)
October 31, 2016	$22.62	0.19	1.34	1.53	(0.04)	(0.25)	—	(0.29)
October 31, 2015	$23.18	0.14	0.39	0.53	(0.23)	(0.86)	—	(1.09)
October 31, 2014	$24.40	0.15	0.05	0.20	(0.46)	(0.96)	—	(1.42)
October 31, 2013	$22.26	0.13	3.17	3.30	(0.26)	(0.90)	—	(1.16)
First Eagle Overseas Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$24.29	(0.00)**	0.02	0.02	(0.25)	(0.44)	—	(0.69)
October 31, 2017	$22.91	(0.05)	2.07	2.02	(0.09)	(0.55)	—	(0.64)
October 31, 2016	$21.84	0.02	1.30	1.32	—	(0.25)	—	(0.25)
October 31, 2015	$22.42	(0.03)	0.39	0.36	(0.08)	(0.86)	—	(0.94)
October 31, 2014	$23.64	(0.03)	0.07	0.04	(0.30)	(0.96)	—	(1.26)
October 31, 2013	$21.62	(0.04)	3.09	3.05	(0.13)	(0.90)	—	(1.03)
First Eagle Overseas Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$25.91	0.13	0.02	0.15	(0.47)	(0.44)	—	(0.91)
October 31, 2017	$24.40	0.21	2.17	2.38	(0.32)	(0.55)	—	(0.87)
October 31, 2016	$23.12	0.26	1.38	1.64	(0.11)	(0.25)	—	(0.36)
October 31, 2015	$23.62	0.20	0.41	0.61	(0.25)	(0.86)	—	(1.11)
October 31, 2014	$24.84	0.21	0.05	0.26	(0.52)	(0.96)	—	(1.48)
October 31, 2013	$22.63	0.20	3.22	3.42	(0.31)	(0.90)	—	(1.21)
First Eagle Overseas Fund Class R4
For The Period 1/17/18^-4/30/18 (unaudited)	$26.15	0.23	(1.24)	(1.01)	—	—	—	—
First Eagle Overseas Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$25.92	0.15	0.01	0.16	(0.48)	(0.44)	—	(0.92)
For The Period 3/01/17^^- 10/31/17	$23.99	0.17	1.76	1.93	—	—	—	—
First Eagle Funds | Semi-Annual Report | April 30, 2018

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$24.60	0.45	%(b)	$2,813,461	1.15	%(d)	1.15	%(d)	0.75	%(d)	0.75	%(d)	5.34	%(b)
October 31, 2017	$25.33	9.99%		$3,102,414	1.15%		1.15%		0.51%		0.51%		8.45%
October 31, 2016	$23.86	6.90%		$3,654,512	1.14%		1.14%		0.84%		0.84%		9.30%
October 31, 2015	$22.62	2.59%		$4,142,588	1.16%		1.16%		0.60%		0.60%		12.95%
October 31, 2014	$23.18	1.00%		$4,644,161	1.14%		1.14%		0.62%		0.62%		12.01%
October 31, 2013	$24.40	15.52%		$5,911,791	1.15%		1.15%		0.59%		0.59%		12.33%
First Eagle Overseas Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$23.62	0.09	%(b)	$844,087	1.87	%(d)	1.87	%(d)	0.03	%(d)	0.03	%(d)	5.34	%(b)
October 31, 2017	$24.29	9.14%		$899,654	1.88%		1.88%		(0.20)%		(0.20)%		8.45%
October 31, 2016	$22.91	6.14%		$992,573	1.89%		1.89%		0.10%		0.10%		9.30%
October 31, 2015	$21.84	1.82%		$1,036,295	1.89%		1.89%		(0.13)%		(0.13)%		12.95%
October 31, 2014	$22.42	0.28%		$1,085,640	1.89%		1.89%		(0.13)%		(0.13)%		12.01%
October 31, 2013	$23.64	14.67%		$1,120,378	1.90%		1.90%		(0.17)%		(0.17)%		12.33%
First Eagle Overseas Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$25.15	0.58	%(b)	$13,248,191	0.86	%(d)	0.86	%(d)	1.05	%(d)	1.05	%(d)	5.34	%(b)
October 31, 2017	$25.91	10.24%		$13,831,360	0.87%		0.86%		0.86%		0.86%		8.45%
October 31, 2016	$24.40	7.22%		$10,608,351	0.87%		0.87%		1.12%		1.12%		9.30%
October 31, 2015	$23.12	2.88%		$8,702,209	0.88%		0.88%		0.88%		0.88%		12.95%
October 31, 2014	$23.62	1.23%		$8,811,126	0.89%		0.89%		0.87%		0.87%		12.01%
October 31, 2013	$24.84	15.82%		$7,378,014	0.90%		0.90%		0.86%		0.86%		12.33%
First Eagle Overseas Fund Class R4
For The Period 1/17/18^-4/30/18 (unaudited)	$25.14	(3.86	)%(b)	$83	1.01	%(d)	1.01	%(d)	1.83	%(d)	1.83	%(d)	5.34	%(b)
First Eagle Overseas Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$25.16	0.64	%(b)	$705,002	0.79	%(d)	0.79	%(d)	1.17	%(d)	1.17	%(d)	5.34	%(b)
For The Period 3/01/17^^- 10/31/17	$25.92	8.04	%(b)	$544,632	0.79	%(d)	0.79	%(d)	1.01	%(d)	1.01	%(d)	8.45	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations				Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations		From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$21.26	0.06	0.51	0.57		(0.03)	(1.76)	—	(1.79)
October 31, 2017	$20.08	0.06	2.80	2.86		(0.04)	(1.64)	—	(1.68)
October 31, 2016	$19.82	0.08	1.07	1.15		(0.04)	(0.85)	—	(0.89)
October 31, 2015	$21.10	0.10	(0.10)	(0.00	)**	(0.08)	(1.20)	—	(1.28)
October 31, 2014	$20.26	0.13	1.60	1.73		(0.15)	(0.74)	—	(0.89)
October 31, 2013	$18.27	0.18	2.36	2.54		(0.13)	(0.42)	—	(0.55)
First Eagle U.S. Value Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$20.54	(0.01)	0.48	0.47		—	(1.76)	—	(1.76)
October 31, 2017	$19.55	(0.09)	2.72	2.63		—	(1.64)	—	(1.64)
October 31, 2016	$19.43	(0.07)	1.04	0.97		—	(0.85)	—	(0.85)
October 31, 2015	$20.78	(0.05)	(0.10)	(0.15)		—	(1.20)	—	(1.20)
October 31, 2014	$19.97	(0.03)	1.58	1.55		(0.00)**	(0.74)	—	(0.74)
October 31, 2013	$18.02	0.03	2.35	2.38		(0.01)	(0.42)	—	(0.43)
First Eagle U.S. Value Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$21.61	0.09	0.51	0.60		(0.09)	(1.76)	—	(1.85)
October 31, 2017	$20.38	0.12	2.84	2.96		(0.09)	(1.64)	—	(1.73)
October 31, 2016	$20.11	0.13	1.08	1.21		(0.09)	(0.85)	—	(0.94)
October 31, 2015	$21.40	0.16	(0.12)	0.04		(0.13)	(1.20)	—	(1.33)
October 31, 2014	$20.54	0.18	1.62	1.80		(0.20)	(0.74)	—	(0.94)
October 31, 2013	$18.50	0.23	2.40	2.63		(0.17)	(0.42)	—	(0.59)
First Eagle U.S. Value Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$21.62	0.10	0.50	0.60		(0.10)	(1.76)	—	(1.86)
For The Period 3/01/17^^- 10/31/17	$20.66	0.09	0.87	0.96		—	—	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2018

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$20.04	2.77	%(b)	$652,066	1.15	%(d)	1.10	%(d)	0.57	%(d)	0.62	%(d)	2.34	%(b)
October 31, 2017	$21.26	14.94%		$716,820	1.14%		1.09%		0.24%		0.29%		5.85%
October 31, 2016	$20.08	6.21%		$817,481	1.11%		1.14%		0.40%		0.37%		10.65%
October 31, 2015	$19.82	0.04%		$966,396	1.14%		1.14%		0.49%		0.49%		15.14%
October 31, 2014	$21.10	8.93%		$1,228,878	1.14%		1.14%		0.63%		0.63%		15.64%
October 31, 2013	$20.26	14.32%		$1,480,493	1.16%		1.16%		0.93%		0.93%		17.32%
First Eagle U.S. Value Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$19.25	2.36	%(b)	$408,451	1.90	%(d)	1.85	%(d)	(0.18	)%(d)	(0.13	)%(d)	2.34	%(b)
October 31, 2017	$20.54	14.13%		$448,462	1.89%		1.84%		(0.51)%		(0.46)%		5.85%
October 31, 2016	$19.55	5.38%		$516,405	1.87%		1.90%		(0.37)%		(0.40)%		10.65%
October 31, 2015	$19.43	(0.70)%		$592,960	1.90%		1.90%		(0.27)%		(0.27)%		15.14%
October 31, 2014	$20.78	8.09%		$705,076	1.89%		1.89%		(0.13)%		(0.13)%		15.64%
October 31, 2013	$19.97	13.53%		$725,019	1.91%		1.91%		0.18%		0.18%		17.32%
First Eagle U.S. Value Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$20.36	2.90	%(b)	$917,201	0.87	%(d)	0.82	%(d)	0.85	%(d)	0.90	%(d)	2.34	%(b)
October 31, 2017	$21.61	15.27%		$983,508	0.86%		0.81%		0.51%		0.56%		5.85%
October 31, 2016	$20.38	6.49%		$841,199	0.84%		0.87%		0.67%		0.64%		10.65%
October 31, 2015	$20.11	0.28%		$942,370	0.87%		0.87%		0.76%		0.76%		15.14%
October 31, 2014	$21.40	9.19%		$1,199,674	0.88%		0.88%		0.87%		0.87%		15.64%
October 31, 2013	$20.54	14.69%		$1,080,022	0.91%		0.91%		1.18%		1.18%		17.32%
First Eagle U.S. Value Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$20.36	2.89	%(b)	$1,085	0.84	%(d)	0.79	%(d)	0.88	%(d)	0.93	%(d)	2.34	%(b)
For The Period 3/01/17^^- 10/31/17	$21.62	4.65	%(b)	$833	0.85	%(d)	0.80	%(d)	0.56	%(d)	0.61	%(d)	5.85	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$16.50	(0.03)	(0.55)	(0.58)	—	—	—	—
October 31, 2017	$17.99	(0.09)	(1.40)	(1.49)	—	—	—	—
October 31, 2016	$12.36	(0.11)	5.74	5.63	—	—	—	—
October 31, 2015	$13.45	(0.08)	(1.01)	(1.09)	—	—	—	—
October 31, 2014	$17.03	(0.09)	(3.49)	(3.58)	—	—	—	—
October 31, 2013	$29.86	(0.02)	(12.73)	(12.75)	(0.08)	—	—	(0.08)
First Eagle Gold Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$15.36	(0.08)	(0.51)	(0.59)	—	—	—	—
October 31, 2017	$16.89	(0.21)	(1.32)	(1.53)	—	—	—	—
October 31, 2016	$11.70	(0.22)	5.41	5.19	—	—	—	—
October 31, 2015	$12.84	(0.18)	(0.96)	(1.14)	—	—	—	—
October 31, 2014	$16.37	(0.20)	(3.33)	(3.53)	—	—	—	—
October 31, 2013	$28.84	(0.18)	(12.29)	(12.47)	—	—	—	—
First Eagle Gold Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$16.90	(0.00)**	(0.57)	(0.57)	—	—	—	—
October 31, 2017	$18.38	(0.04)	(1.44)	(1.48)	—	—	—	—
October 31, 2016	$12.59	(0.06)	5.85	5.79	—	—	—	—
October 31, 2015	$13.66	(0.04)	(1.03)	(1.07)	—	—	—	—
October 31, 2014	$17.25	(0.05)	(3.54)	(3.59)	—	—	—	—
October 31, 2013	$30.26	0.03	(12.89)	(12.86)	(0.15)	—	—	(0.15)
First Eagle Gold Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$16.91	0.01	(0.57)	(0.56)	—	—	—	—
For The Period 3/01/17^^- 10/31/17	$17.60	(0.06)	(0.63)	(0.69)	—	—	—	—

First Eagle Funds | Semi-Annual Report | April 30, 2018

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$15.92	(3.52	)%(b)	$397,953	1.28	%(d)	1.28	%(d)	(0.35	)%(d)	(0.35	)%(d)	6.39	%(b)
October 31, 2017	$16.50	(8.28)%		$451,039	1.26%		1.26%		(0.53)%		(0.53)%		7.90%
October 31, 2016	$17.99	45.55%		$566,708	1.27%		1.27%		(0.65)%		(0.65)%		15.82%
October 31, 2015	$12.36	(8.10)%		$390,521	1.33%		1.33%		(0.57)%		(0.57)%		12.47%
October 31, 2014	$13.45	(21.02)%		$448,012	1.27%		1.27%		(0.54)%		(0.54)%		13.33%
October 31, 2013	$17.03	(42.80)%		$763,731	1.25%		1.25%		(0.11)%		(0.11)%		15.14%
First Eagle Gold Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$14.77	(3.84	)%(b)	$149,669	2.04	%(d)	2.04	%(d)	(1.10	)%(d)	(1.10	)%(d)	6.39	%(b)
October 31, 2017	$15.36	(9.06)%		$166,043	2.04%		2.03%		(1.30)%		(1.30)%		7.90%
October 31, 2016	$16.89	44.36%		$206,225	2.04%		2.04%		(1.42)%		(1.42)%		15.82%
October 31, 2015	$11.70	(8.88)%		$148,119	2.14%		2.14%		(1.39)%		(1.39)%		12.47%
October 31, 2014	$12.84	(21.56)%		$185,551	2.02%		2.02%		(1.29)%		(1.29)%		13.33%
October 31, 2013	$16.37	(43.24)%		$284,037	2.00%		2.00%		(0.87)%		(0.87)%		15.14%
First Eagle Gold Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$16.33	(3.37	)%(b)	$553,972	0.99	%(d)	0.99	%(d)	(0.04	)%(d)	(0.04	)%(d)	6.39	%(b)
October 31, 2017	$16.90	(8.05)%		$559,784	0.99%		0.99%		(0.25)%		(0.25)%		7.90%
October 31, 2016	$18.38	45.99%		$509,635	0.98%		0.98%		(0.36)%		(0.36)%		15.82%
October 31, 2015	$12.59	(7.83)%		$306,131	1.03%		1.03%		(0.27)%		(0.27)%		12.47%
October 31, 2014	$13.66	(20.81)%		$366,186	1.01%		1.01%		(0.29)%		(0.29)%		13.33%
October 31, 2013	$17.25	(42.68)%		$508,298	1.00%		1.00%		0.14%		0.14%		15.14%
First Eagle Gold Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$16.35	(3.31	)%(b)	$27,483	0.88	%(d)	0.88	%(d)	0.10	%(d)	0.10	%(d)	6.39	%(b)
For The Period 3/01/17^^- 10/31/17	$16.91	(3.92	)%(b)	$15,650	0.90	%(d)	0.91	%(d)	(0.51	)%(d)	(0.51	)%(d)	7.90	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$12.05	0.12	(0.05)	0.07	(0.15)	—	—	(0.15)
October 31, 2017	$10.99	0.28	1.07	1.35	(0.29)	—	—	(0.29)
October 31, 2016	$10.73	0.34	0.27	0.61	(0.35)	—	—	(0.35)
October 31, 2015	$11.41	0.35	(0.51)	(0.16)	(0.37)	(0.15)	—	(0.52)
October 31, 2014	$11.26	0.36	0.17	0.53	(0.38)	—	—	(0.38)
October 31, 2013	$10.32	0.42	0.91	1.33	(0.39)	—	—	(0.39)
First Eagle Global Income Builder Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$12.02	0.07	(0.04)	0.03	(0.11)	—	—	(0.11)
October 31, 2017	$10.96	0.19	1.07	1.26	(0.20)	—	—	(0.20)
October 31, 2016	$10.71	0.25	0.26	0.51	(0.26)	—	—	(0.26)
October 31, 2015	$11.38	0.26	(0.50)	(0.24)	(0.28)	(0.15)	—	(0.43)
October 31, 2014	$11.23	0.27	0.17	0.44	(0.29)	—	—	(0.29)
October 31, 2013	$10.30	0.34	0.90	1.24	(0.31)	—	—	(0.31)
First Eagle Global Income Builder Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$12.02	0.14	(0.05)	0.09	(0.17)	—	—	(0.17)
October 31, 2017	$10.96	0.31	1.07	1.38	(0.32)	—	—	(0.32)
October 31, 2016	$10.71	0.36	0.26	0.62	(0.37)	—	—	(0.37)
October 31, 2015	$11.39	0.38	(0.52)	(0.14)	(0.39)	(0.15)	—	(0.54)
October 31, 2014	$11.23	0.38	0.19	0.57	(0.41)	—	—	(0.41)
October 31, 2013	$10.33	0.44	0.91	1.35	(0.45)	—	—	(0.45)
First Eagle Global Income Builder Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$12.01	0.14	(0.04)	0.10	(0.17)	—	—	(0.17)
For The Period 3/01/17^^- 10/31/17	$11.37	0.20	0.67	0.87	(0.23)	—	—	(0.23)

First Eagle Funds | Semi-Annual Report | April 30, 2018

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$11.97	0.59	%(b)	$346,679	1.17	%(d)	1.17	%(d)	1.98	%(d)	1.98	%(d)	10.40	%(b)
October 31, 2017	$12.05	12.39%		$339,792	1.19%		1.19%		2.43%		2.43%		23.18%
October 31, 2016	$10.99	5.76%		$361,605	1.18%		1.18%		3.16%		3.16%		29.76%
October 31, 2015	$10.73	(1.39)%		$410,153	1.19%		1.19%		3.16%		3.16%		29.68%
October 31, 2014	$11.41	4.67%		$439,569	1.26%		1.23%		3.09%		3.12%		18.45%
October 31, 2013	$11.26	13.14%		$231,432	1.30%		1.35%		3.85%		3.80%		10.87%
First Eagle Global Income Builder Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$11.94	0.22	%(b)	$327,480	1.93	%(d)	1.93	%(d)	1.22	%(d)	1.22	%(d)	10.40	%(b)
October 31, 2017	$12.02	11.58%		$334,473	1.94%		1.94%		1.69%		1.69%		23.18%
October 31, 2016	$10.96	4.87%		$344,660	1.94%		1.94%		2.40%		2.40%		29.76%
October 31, 2015	$10.71	(2.07)%		$382,467	1.96%		1.96%		2.41%		2.41%		29.68%
October 31, 2014	$11.38	3.90%		$379,188	2.00%		1.97%		2.31%		2.34%		18.45%
October 31, 2013	$11.23	12.25%		$147,521	2.04%		2.09%		3.11%		3.06%		10.87%
First Eagle Global Income Builder Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$11.94	0.72	%(b)	$791,692	0.91	%(d)	0.91	%(d)	2.26	%(d)	2.26	%(d)	10.40	%(b)
October 31, 2017	$12.02	12.71%		$717,643	0.93%		0.93%		2.68%		2.68%		23.18%
October 31, 2016	$10.96	5.93%		$509,250	0.92%		0.92%		3.39%		3.39%		29.76%
October 31, 2015	$10.71	(1.14)%		$470,802	0.94%		0.94%		3.41%		3.41%		29.68%
October 31, 2014	$11.39	5.00%		$489,621	1.05%		0.97%		3.25%		3.33%		18.45%
October 31, 2013	$11.23	13.36%		$129,060	1.05%		1.10%		4.11%		4.06%		10.87%
First Eagle Global Income Builder Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$11.94	0.74	%(b)	$1,001	0.87	%(d)	0.87	%(d)	2.29	%(d)	2.29	%(d)	10.40	%(b)
For The Period 3/01/17^^- 10/31/17	$12.01	7.68	%(b)	$965	0.89	%(d)	0.89	%(d)	2.55	%(d)	2.55	%(d)	23.18	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Yield Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$9.03	0.24	(0.14)	0.10	(0.23)	—	—	(0.23)
October 31, 2017	$8.99	0.46	0.04	0.50	(0.45)	—	(0.01)	(0.46)
October 31, 2016	$8.90	0.55	0.12	0.67	(0.54)	—	(0.04)	(0.58)
October 31, 2015	$9.96	0.55	(0.96)	(0.41)	(0.56)	(0.09)	—	(0.65)
October 31, 2014	$10.11	0.53	(0.15)	0.38	(0.53)	—	—	(0.53)
October 31, 2013	$9.98	0.59	0.14	0.73	(0.59)	(0.01)	—	(0.60)
First Eagle High Yield Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$9.02	0.21	(0.14)	0.07	(0.19)	—	—	(0.19)
October 31, 2017	$8.98	0.39	0.05	0.44	(0.39)	—	(0.01)	(0.40)
October 31, 2016	$8.89	0.49	0.12	0.61	(0.48)	—	(0.04)	(0.52)
October 31, 2015	$9.95	0.48	(0.96)	(0.48)	(0.49)	(0.09)	—	(0.58)
October 31, 2014	$10.10	0.45	(0.15)	0.30	(0.45)	—	—	(0.45)
October 31, 2013	$9.97	0.51	0.14	0.65	(0.51)	(0.01)	—	(0.52)
First Eagle High Yield Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$9.04	0.26	(0.15)	0.11	(0.24)	—	—	(0.24)
October 31, 2017	$8.99	0.49	0.05	0.54	(0.48)	—	(0.01)	(0.49)
October 31, 2016	$8.90	0.58	0.12	0.70	(0.57)	—	(0.04)	(0.61)
October 31, 2015	$9.96	0.58	(0.96)	(0.38)	(0.59)	(0.09)	—	(0.68)
October 31, 2014	$10.11	0.55	(0.14)	0.41	(0.56)	—	—	(0.56)
October 31, 2013	$9.98	0.62	0.14	0.76	(0.62)	(0.01)	—	(0.63)
First Eagle High Yield Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$9.04	0.26	(0.15)	0.11	(0.24)	—	—	(0.24)
For The Period 3/01/17^^- 10/31/17	$9.10	0.32	(0.05)	0.27	(0.33)	—	(0.00)**	(0.33)

First Eagle Funds | Semi-Annual Report | April 30, 2018

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Yield Fund Class A
Six-Months Ended April 30, 2018 (unaudited)	$8.90	1.07	%(b)	$84,421	1.25	%(d)	1.20	%(d)	5.44	%(d)	5.49	%(d)	11.70	%(b)
October 31, 2017	$9.03	5.71%		$98,548	1.21%		1.16%		5.02%		5.07%		25.77%
October 31, 2016	$8.99	8.24%		$158,102	1.15%		1.20%		6.45%		6.40%		36.88%
October 31, 2015	$8.90	(4.24)%		$201,685	1.12%		1.16%		5.81%		5.77%		31.62%
October 31, 2014	$9.96	3.74%		$246,954	1.09%		1.09%		5.17%		5.17%		43.02%
October 31, 2013	$10.11	7.49%		$345,859	1.13%		1.13%		5.80%		5.80%		49.71%
First Eagle High Yield Fund Class C
Six-Months Ended April 30, 2018 (unaudited)	$8.90	0.71	%(b)	$72,106	1.98	%(d)	1.93	%(d)	4.72	%(d)	4.77	%(d)	11.70	%(b)
October 31, 2017	$9.02	5.06%		$87,479	1.95%		1.90%		4.30%		4.35%		25.77%
October 31, 2016	$8.98	7.46%		$114,139	1.89%		1.94%		5.74%		5.69%		36.88%
October 31, 2015	$8.89	(4.96)%		$129,214	1.87%		1.91%		5.07%		5.03%		31.62%
October 31, 2014	$9.95	2.97%		$184,459	1.84%		1.83%		4.42%		4.43%		43.02%
October 31, 2013	$10.10	6.69%		$158,660	1.88%		1.88%		5.07%		5.07%		49.71%
First Eagle High Yield Fund Class I
Six-Months Ended April 30, 2018 (unaudited)	$8.91	1.22	%(b)	$200,217	0.94	%(d)	0.89	%(d)	5.74	%(d)	5.79	%(d)	11.70	%(b)
October 31, 2017	$9.04	6.15%		$278,660	0.91%		0.86%		5.33%		5.38%		25.77%
October 31, 2016	$8.99	8.54%		$315,023	0.86%		0.91%		6.83%		6.78%		36.88%
October 31, 2015	$8.90	(3.97)%		$472,930	0.83%		0.87%		6.10%		6.06%		31.62%
October 31, 2014	$9.96	4.03%		$709,776	0.83%		0.84%		5.43%		5.42%		43.02%
October 31, 2013	$10.11	7.85%		$510,893	0.80%		0.88%		6.14%		6.06%		49.71%
First Eagle High Yield Fund Class R6
Six-Months Ended April 30, 2018 (unaudited)	$8.91	1.21	%(b)	$118	0.96	%(d)	0.91	%(d)	5.72	%(d)	5.77	%(d)	11.70	%(b)
For The Period 3/01/17^^- 10/31/17	$9.04	2.99	%(b)	$114	0.92	%(d)	0.87	%(d)	5.29	%(d)	5.34	%(d)	25.77	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund of America Class A
Six-Months Ended April 30, 2018 (unaudited)	$38.18	(0.04)	(0.32)	(0.36)	—	(3.58)	—	(3.58)
October 31, 2017	$32.93	(0.02)	7.41	7.39	(0.07)	(2.07)	—	(2.14)
October 31, 2016	$35.79	0.14	(1.99)	(1.85)	(0.01)	(1.00)	—	(1.01)
October 31, 2015	$38.58	0.05	(0.01)	0.04	(0.12)	(2.71)	—	(2.83)
October 31, 2014	$34.76	0.17	4.26	4.43	(0.09)	(0.52)	—	(0.61)
October 31, 2013	$26.86	0.10	7.81	7.91	(0.01)	—	—	(0.01)
First Eagle Fund of America Class C
Six-Months Ended April 30, 2018 (unaudited)	$31.08	(0.14)	(0.24)	(0.38)	—	(3.58)	—	(3.58)
October 31, 2017	$27.32	(0.23)	6.06	5.83	—	(2.07)	—	(2.07)
October 31, 2016	$30.07	(0.10)	(1.65)	(1.75)	—	(1.00)	—	(1.00)
October 31, 2015	$32.98	(0.20)	(0.00)**	(0.20)	—	(2.71)	—	(2.71)
October 31, 2014	$29.94	(0.10)	3.66	3.56	—	(0.52)	—	(0.52)
October 31, 2013	$23.30	(0.12)	6.76	6.64	—	—	—	—
First Eagle Fund of America Class I
Six-Months Ended April 30, 2018 (unaudited)	$39.15	0.01	(0.33)	(0.32)	(0.02)	(3.58)	—	(3.60)
October 31, 2017	$33.72	0.08	7.59	7.67	(0.17)	(2.07)	—	(2.24)
October 31, 2016	$36.62	0.24	(2.04)	(1.80)	(0.10)	(1.00)	—	(1.10)
October 31, 2015	$39.39	0.16	(0.00)**	0.16	(0.22)	(2.71)	—	(2.93)
October 31, 2014	$35.47	0.25	4.36	4.61	(0.17)	(0.52)	—	(0.69)
For The Period 3/08/13^^^- 10/31/13	$31.01	0.07	4.39	4.46	—	—	—	—
First Eagle Fund of America Class Y
Six-Months Ended April 30, 2018 (unaudited)	$39.07	(0.04)	(0.33)	(0.37)	—	(3.58)	—	(3.58)
October 31, 2017	$33.67	(0.03)	7.58	7.55	(0.08)	(2.07)	—	(2.15)
October 31, 2016	$36.56	0.14	(2.03)	(1.89)	(0.00)**	(1.00)	—	(1.00)
October 31, 2015	$39.35	0.05	(0.02)	0.03	(0.11)	(2.71)	—	(2.82)
October 31, 2014	$35.42	0.17	4.34	4.51	(0.06)	(0.52)	—	(0.58)
October 31, 2013	$27.37	0.12	7.94	8.06	(0.01)	—	—	(0.01)

First Eagle Funds | Semi-Annual Report | April 30, 2018

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class A
Six-Months Ended April 30, 2018 (unaudited)	$34.24	(1.12	)%(b)	$542,137	1.32	%(d)	1.32	%(d)	(0.22	)%(d)	(0.22	)%(d)	21.82	%(b)
October 31, 2017	$38.18	23.56%		$622,389	1.31%		1.31%		(0.07)%		(0.07)%		57.02%
October 31, 2016	$32.93	(5.30	)%(c)	$865,109	1.32%		1.32%		0.43%		0.43%		55.06%
October 31, 2015	$35.79	0.19%		$1,331,912	1.35%		1.35%		0.12%		0.12%		32.23%
October 31, 2014	$38.58	12.92%		$1,204,402	1.36%		1.36%		0.45%		0.45%		35.18%
October 31, 2013	$34.76	29.45%		$1,036,124	1.41%		1.41%		0.31%		0.31%		32.12%
First Eagle Fund of America Class C
Six-Months Ended April 30, 2018 (unaudited)	$27.12	(1.47	)%(b)	$342,789	2.07	%(d)	2.06	%(d)	(0.97	)%(d)	(0.97	)%(d)	21.82	%(b)
October 31, 2017	$31.08	22.61%		$401,699	2.06%		2.06%		(0.81)%		(0.81)%		57.02%
October 31, 2016	$27.32	(5.99	)%(c)	$509,568	2.08%		2.08%		(0.35)%		(0.35)%		55.06%
October 31, 2015	$30.07	(0.55)%		$742,365	2.10%		2.10%		(0.63)%		(0.63)%		32.23%
October 31, 2014	$32.98	12.06%		$631,696	2.11%		2.11%		(0.31)%		(0.31)%		35.18%
October 31, 2013	$29.94	28.44%		$455,286	2.16%		2.16%		(0.46)%		(0.46)%		32.12%
First Eagle Fund of America Class I
Six-Months Ended April 30, 2018 (unaudited)	$35.23	(0.96	)%(b)	$766,911	1.02	%(d)	1.02	%(d)	0.08	%(d)	0.08	%(d)	21.82	%(b)
October 31, 2017	$39.15	23.91%		$829,414	1.01%		1.01%		0.22%		0.22%		57.02%
October 31, 2016	$33.72	(5.01	)%(c)	$808,426	1.03%		1.03%		0.71%		0.71%		55.06%
October 31, 2015	$36.62	0.48%		$1,167,750	1.05%		1.05%		0.41%		0.41%		32.23%
October 31, 2014	$39.39	13.20%		$887,507	1.11%		1.11%		0.66%		0.66%		35.18%
For The Period 3/08/13^^^- 10/31/13	$35.47	14.38	%(b)	$491,315	1.19	%(d)	1.19	%(d)	0.34	%(d)	0.34	%(d)	32.12	%(b)
First Eagle Fund of America Class Y
Six-Months Ended April 30, 2018 (unaudited)	$35.12	(1.12	)%(b)	$351,685	1.30	%(d)	1.30	%(d)	(0.20	)%(d)	(0.20	)%(d)	21.82	%(b)
October 31, 2017	$39.07	23.54%		$397,293	1.31%		1.31%		(0.09)%		(0.09)%		57.02%
October 31, 2016	$33.67	(5.28	)%(c)	$385,995	1.33%		1.33%		0.40%		0.40%		55.06%
October 31, 2015	$36.56	0.18%		$495,822	1.36%		1.36%		0.12%		0.12%		32.23%
October 31, 2014	$39.35	12.91%		$527,831	1.36%		1.36%		0.45%		0.45%		35.18%
October 31, 2013	$35.42	29.45%		$504,421	1.41%		1.41%		0.39%		0.39%		32.12%
First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Investment operations			Less dividends and distributions
Selected per share data for the period ended:	Net asset value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund of America Class R6
Six-Months Ended April 30, 2018 (unaudited)	$39.15	0.02	(0.33)	(0.31)	(0.03)	(3.58)	—	(3.61)
For The Period 3/01/17^^- 10/31/17	$35.44	0.02	3.69	3.71	—	—	—	—

^  Class R4 commenced investment operations on January 17, 2018.

^^  Class R6 commenced investment operations on March 1, 2017.

^^^  Class I commenced investment operations on March 8, 2013.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Yield Fund, which has a sales charge of 4.50% and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(b)  Not Annualized

(c)  In 2016, the Fund received a voluntary reimbursement by the subadviser for a realized investment loss. By excluding this reimbursement, total returns would have been -5.30%, -6.02%, -5.01% and -5.31% for Class A, Class C, Class I and Class Y, respectively.

(d)  Annualized

See Notes to Financial Statements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:	Net asset value, end of period	Total Return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class R6
Six-Months Ended April 30, 2018 (unaudited)	$35.23	(0.96	)%(b)	$414	0.98	%(d)	0.98	%(d)	0.11	%(d)	0.11	%(d)	21.82	%(b)
For The Period 3/01/17^^- 10/31/17	$39.15	10.47	%(b)	$397	1.00	%(d)	1.00	%(d)	0.09	%(d)	0.09	%(d)	57.02	%(b)

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America (each individually a "Fund" or collectively the "Funds"). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Yield Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares. Class R3 shares, Class R4 shares (except for First Eagle Global Fund and First Eagle Overseas Fund) and Class R5 shares (which collectively launched on March 1, 2017 together with Class R6 shares) are not currently funded, but are available for investment.

Effective at the close of business on Friday, May 9, 2014, the First Eagle Overseas Fund is closed to new investors, subject to certain limited exceptions. Additionally, Class Y on First Eagle Fund of America is closed to new investors, subject to certain limited exceptions. Additional information can be found in the Funds' prospectus.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. Investment funds managed by The Blackstone Group, LP and Corsair Capital LLC and certain co-investors own a controlling interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"),

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

and First Eagle Gold Fund (the "Gold Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2018, the First Eagle Global Cayman Fund, Ltd. has $3,688,333,301 in net assets, representing 6.57% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2018, the First Eagle Overseas Cayman Fund, Ltd. has $1,057,116,204 in net assets, representing 6.00% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2018, the First Eagle U.S. Value Cayman Fund, Ltd. has $205,341,249 in net assets, representing 10.38% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2018, the First Eagle Gold Cayman Fund, Ltd. has $250,871,329 in net assets, representing 22.22% of the Gold Fund's net assets.

b)  Investment valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official closing price (last sales price if an official closing price is not available) on the primary trading exchange as of the close of business. If there are no round lot sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service, or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments are valued at evaluated bid prices.

Commodities (such as physical metals) are valued at the indicative mean of the best-bid/best-offer immediately prior to the time trading on the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes (normally 4:00 p.m. Eastern Time), as provided by an independent pricing source.

The exchange rates as of the NYSE Close (normally 4:00 p.m. Eastern Time) are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Certain Funds with non-U.S. holdings have adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Board Valuation Committee (the "Committee") to oversee the execution of the valuation and liquidity procedures for the Funds.

It is the policy of the Funds to recognize significant transfers between Levels 1, 2 and 3 and to value those transfers as of the beginning of the period.

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2018:

First Eagle Global Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Common Stocks	$23,736,005,471	$17,372,166,911	$17,786,797		$41,125,959,179
Corporate Bond	—	5,425,998	—		5,425,998
Commodities*	4,088,715,166	—	—		4,088,715,166
Foreign Government Securities	—	604,220,830	—	^	604,220,830
Short-Term Investments	238,452	10,100,806,296	—		10,101,044,748
U.S. Treasury Obligations	—	113,176,735	—		113,176,735
Forward Foreign Currency Exchange Contracts**	—	46,267,249	—		46,267,249
Total	$27,824,959,089	$28,242,064,019	$17,786,797		$56,084,809,905
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(6,497,186)	$—		$(6,497,186)
Total	$—	$(6,497,186)	$—		$(6,497,186)

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $1,165,127,229 were transferred from Level 1 to Level 2 during the six-month period ended April 30, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at April 30, 2018, these securities were valued based on fair value adjustment factors. Common stocks valued at $80,025,207 were transferred from Level 2 to Level 1 during the six-month period ended April 30, 2018. At October 31, 2017, these securities were valued based on fair value adjustment factors; at April 30, 2018, these securities were valued using quoted market prices in active markets.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

^  Fair value represents zero.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the six-month period ended April 30, 2018 was as follows:

First Eagle Global Fund (continued)

	Common Stocks	Corporate Bonds	Foreign Government Securities		Total Value
Beginning Balance — market value	$67,646,852	$24,461,850	$—	^	$92,108,702
Purchases(1)	—	—	—		—
Sales(2)	(84,400,895)	(42,881,063)	—		(127,281,958)
Transfer In — Level 3	—	—	—		—
Transfer Out — Level 3	—	—	—		—
Accrued Amortization	—	—	—		—
Realized Gains (Losses)	84,411,612	14,236,093	—		98,647,705
Change in Unrealized Appreciation (Depreciation)	(49,870,772)	4,183,120	—		(45,687,652)
Ending Balance — market value	$17,786,797	$—	$—	^	$17,786,797
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(49,870,772)	$—	$—		$(49,870,772)

^  Fair value represents zero.

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks	$17,786,797	Comparable Security	Market Discount	30	% (30%)
Foreign Government Securities	$—	Discounted Cash Flow	Estimated Recoverability	0	% (0%)
Total	$17,786,797

The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement. Significant increases (decreases) in estimated recoverability may increase (decrease) the fair value measurement.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund

Description	Level 1	Level 2(a)	Level 3‡	Total
Assets:†
Common Stocks	$2,604,435,049	$10,147,018,769	$58,218,676	$12,809,672,494
Commodities*	1,319,279,858	—	—	1,319,279,858
Foreign Government Securities	—	285,432,138	—	285,432,138
Short-Term Investments	101,647	3,056,530,962	—	3,056,632,609
U.S. Treasury Obligations	—	35,709,983	—	35,709,983
Forward Foreign Currency Exchange Contracts**	—	24,735,379	—	24,735,379
Total	$3,923,816,554	$13,549,427,231	$58,218,676	$17,531,462,461
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(4,045,108)	$—	$(4,045,108)
Total	$—	$(4,045,108)	$—	$(4,045,108)

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $998,183,433 were transferred from Level 1 to Level 2 during the six-month period ended April 30, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at April 30, 2018, these securities were valued based on fair value adjustment factors. Common stocks valued at $28,948,092 were transferred from Level 2 to Level 1 during the six-month period ended April 30, 2018. At October 31, 2017, these securities were valued based on fair value adjustment factors; at April 30, 2018, these securities were valued using quoted market prices in active markets.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the six-month period ended April 30, 2018 was as follows:

First Eagle Overseas Fund (continued)

	Common Stocks	Corporate Bonds	Total Value
Beginning Balance — market value	$103,200,268	$16,307,900	$119,508,168
Purchases(1)	—	—	—
Sales(2)	(82,309,418)	(28,679,939)	(110,989,357)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued Amortization	—	—	—
Realized Gains (Losses)	73,229,746	9,593,347	82,823,093
Change in Unrealized Appreciation (Depreciation)	(35,901,920)	2,778,692	(33,123,228)
Ending Balance — market value	$58,218,676	$—	$58,218,676
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(35,901,920)	$—	$(35,901,920)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$21,679,922	Comparable Security	Market Discount	30	% (30%)
		Price of Recent Transaction	Recent Transaction	30.85€	(30.85€)
	$36,538,754	Market Comparable Companies	Enterprise Value Multiple	0.82 (2.79x)	x - 8.42x
Common Stocks	$58,218,676
Total	$58,218,676

The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in market discount may decrease (increase) the fair value measurement. Significant increases (decreases) in recent transaction may increase (decrease) the fair value measurement.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

First Eagle U.S. Value Fund

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$1,422,111,214	$—	$—	$1,422,111,214
Corporate Bonds	—	24,204,890	—	24,204,890
Commodities*	205,328,273	—	—	205,328,273
Short-Term Investments	46,667	333,315,099	—	333,361,766
Total	$1,627,486,154	$357,519,989	$—	$1,985,006,143

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold bullion.

  For the six-month period ended April 30, 2018, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Gold Fund

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$857,558,049	$—	$—	$857,558,049
Commodities*	250,929,802	—	—	250,929,802
Short-Term Investments	67,337	19,226,986	—	19,294,323
Warrants	25,531	—	—	25,531
Total	$1,108,580,719	$19,226,986	$—	$1,127,807,705

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

  For the six-month period ended April 30, 2018, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

Fair Value Level 3 activity for the six-month period ended April 30, 2018 was as follows:

First Eagle Gold Fund (continued)

Convertible Bond
Beginning Balance — market value	$15,000,000
Purchases(1)	—
Sales(2)	(15,000,000)
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	—
Ending Balance — market value	$—
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions

First Eagle Global Income Builder Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Common Stocks	$326,052,969	$469,289,393	$—		$795,342,362
Corporate Bonds	—	430,637,232	2,822,950	(b)	433,460,182
Closed End Fund	—	7,313,985	—		7,313,985
Commodities*	53,729,586	—	—		53,729,586
Foreign Government Securities	—	18,514,538	—		18,514,538
Loan Assignments	—	10,257,128	15,994,565	(b)	26,251,693
Preferred Stocks	1,821,800	—	—		1,821,800
Short-Term Investments	9,086	80,233,659	—		80,242,745
U.S. Treasury Obligations	—	37,701,596	—		37,701,596
Forward Foreign Currency Exchange Contracts**	—	992,563	—		992,563
Total	$381,613,441	$1,054,940,094	$18,817,515		$1,455,371,050

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

First Eagle Global Income Builder Fund (continued)

Description	Level 1	Level 2(a)	Level 3‡	Total
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(157,982)	$—	$(157,982)
Total	$—	$(157,982)	$—	$(157,982)

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. Common stocks valued at $54,311,921 were transferred from Level 1 to Level 2 during the six-month period ended April 30, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at April 30, 2018, these securities were valued based on fair value adjustment factors. Closed End Fund valued at $6,911,422 was transferred from Level 1 to Level 2 during the six-month period ended April 30, 2018. At October 31, 2017, these securities were valued using quoted market prices in active markets; at April 30, 2018, these securities were valued based on fair value adjustment factors. There was no security transfer activity from Level 2 to Level 1 for the six-month period ended April 30, 2018.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the investment.

Fair Value Level 3 activity for the six-month period ended April 30, 2018 was as follows:

	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance — market value	$2,840,419	$16,763,123	$19,603,542
Purchases(1)	—	—	—
Sales(2)	—	(1,039,973)	(1,039,973)
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued Amortization	19,389	30,666	50,055
Realized Gains (Losses)	—	1,528	1,528
Change in Unrealized Appreciation (Depreciation)	(36,858)	239,221	202,363
Ending Balance — market value	$2,822,950	$15,994,565	$18,817,515
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(36,858)	$239,221	$202,363

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

First Eagle High Yield Fund

Description	Level 1	Level 2(a)	Level 3‡		Total
Assets:†
Corporate Bonds	$—	$297,511,104	$4,155,140	(b)	$301,666,244
Foreign Government Securities	—	3,063,733	—		3,063,733
Loan Assignments	—	7,647,589	19,071,249	(b)	26,718,838
Short-Term Investments	5,763	21,509,866	—		21,515,629
Total	$5,763	$329,732,292	$23,226,389		$352,964,444

(a)  Transfers into/out of Level 2 represent value as of the beginning of the period. There was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1 as of the six-month period ended April 30, 2018.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1 (b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

Fair Value Level 3 activity for the six-month period ended April 30, 2018 was as follows:

	Common Stocks	Corporate Bonds	Loan Assignments	Total Value
Beginning Balance — market value	$2,603,164	$9,726,191	$23,239,667	$35,569,022
Purchases(1)	—	825,199	1,068,750	1,893,949
Sales(2)	(1,333,116)	(16,647,220)	(5,425,126)	(23,405,462)
Transfer In — Level 3	—	—	—	—
Transfer Out — Level 3	—	—	—	—
Accrued Amortization	—	(1,036,007)	(84,212)	(1,120,219)
Realized Gains (Losses)	(3,604,000)	—	(2,869,261)	(6,473,261)
Change in Unrealized Appreciation (Depreciation)	2,333,952	11,286,977	3,141,431	16,762,360
Ending Balance — market value	$—	$4,155,140	$19,071,249	$23,226,389
Change in unrealized gains or (losses) relating to assets still held at reporting date	$—	$11,286,977	$3,141,431	$14,428,408

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

First Eagle Fund of America

Description	Level 1	Level 2	Level 3	Total
Assets:†
Common Stocks	$1,920,658,026	$—	$—	$1,920,658,026
Options Purchased	34,035,945	—	—	34,035,945
Short-Term Investments	18,833,101	—	—	18,833,101
Total	$1,973,527,072	$—	$—	$1,973,527,072
Liabilities:
Written Options (Sold Short)	$(8,872,096)	$—	$—	$(8,872,096)
Total	$(8,872,096)	$—	$—	$(8,872,096)

†  See Schedule of Investments for additional detailed categorizations.

  For the six-month period ended April 30, 2018, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

c)  Investment transactions and income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group. Such costs are generally allocated using the ratio of the Fund's average daily net assets relative to the total average daily net assets of the First Eagle Variable Funds. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Yield Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the six-month period ended April 30, 2018, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$—	$7,387,553	$535,652
Average Settlement Value — Sold	2,533,158,789	1,431,812,881	56,860,496

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

In order to better define its contractual rights and to secure rights that may help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At April 30, 2018, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$46,267,249	$6,497,186	$(58,816,261)	$9,884,389

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$24,735,379	$4,045,108	$(32,176,047)	$4,978,432

First Eagle Gold Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$—	$—	$(20,453)	$—

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$992,563	$157,982	$(1,938,677)	$616,781

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of April 30, 2018:

First Eagle Global Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$1,787,563	$(1,787,563)	$—	$—
Goldman Sachs	2,355,599	(1,148,876)	(1,080,000)	126,723
HSBC Bank plc	9,913,326	—	—	9,913,326
JPMorgan Chase Bank	12,634,932	—	—	12,634,932
UBS AG	19,575,829	—	—	19,575,829
	$46,267,249	$(2,936,439)	$(1,080,000)	$42,250,810
Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$5,348,310	$(1,787,563)	$—	$3,560,747
Goldman Sachs	1,148,876	(1,148,876)	—	—
	$6,497,186	$(2,936,439)	$—	$3,560,747

First Eagle Overseas Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$961,618	$(961,618)	$—	$—
Goldman Sachs	1,397,863	(711,652)	(610,000)	76,211
HSBC Bank plc	5,613,362	—	—	5,613,362
JPMorgan Chase Bank	6,761,456	—	—	6,761,456
UBS AG	10,001,080	—	—	10,001,080
	$24,735,379	$(1,673,270)	$(610,000)	$22,452,109

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

First Eagle Overseas Fund (continued)

Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$3,333,456	$(961,618)	$—	$2,371,838
Goldman Sachs	711,652	(711,652)	—	—
	$4,045,108	$(1,673,270)	$—	$2,371,838

First Eagle Global Income Builder Fund

Counterparty	Gross Amounts of Assets Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received	Net Amount (Not Less Than $0)
Bank of New York Mellon	$37,076	$(37,076)	$—	$—
Goldman Sachs	62,376	(22,018)	—	40,358
HSBC Bank plc	237,844	—	—	237,844
JPMorgan Chase Bank	248,401	—	—	248,401
UBS AG	406,866	—	—	406,866
	$992,563	$(59,094)	$—	$933,469
Counterparty	Gross Amounts of Liabilities Presented in Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged	Net Amount (Not Less Than $0)
Bank of New York Mellon	$135,964	$(37,076)	$—	$98,888
Goldman Sachs	22,018	(22,018)	—	—
	$157,982	$(59,094)	$—	$98,888

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, First Eagle Global Fund, First Eagle U.S. Value Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America may write covered call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The Funds may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of April 30, 2018 for First Eagle Fund of America, portfolio securities valued at $132,800,517 were earmarked to cover collateral requirements for written options.

For the six-month period ended April 30, 2018 for First Eagle Fund of America, the average monthly outstanding contract amount for written options and purchased options totaled 98,666 and 16,308 respectively.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

At April 30, 2018, the First Eagle Fund of America had the following options grouped into appropriate risk categories illustrated below:

First Eagle Fund of America Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$8,872,096	$12,766,219	$19,648,426
Equity — Purchased options	34,035,945	—	(3,819,586)	(14,611,901)

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written and transactions in investment securities of unaffiliated issuers.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written and investment securities of unaffiliated issuers.

h)  Repurchase agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States income taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Yield Fund and the First Eagle Global Income Builder Fund which declare income daily and pay monthly.

The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

n)  Use of estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Redemption Fee — A redemption fee of 2% will be applied to the First Eagle Gold Fund for the sale or exchange within 60 days of the purchase of such shares.

p)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Yield Fund	0.70	(2)
First Eagle Fund of America	0.90	(3)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2019. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

(2)  The Adviser has agreed to waive First Eagle High Yield Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2019. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.65%. Effective July 1, 2018, the Adviser has agreed to waive First Eagle High Yield Fund's management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund's net assets for the period through February 29, 2020. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

(3)  The Adviser received an annual advisory fee at the rate of 0.90% of the first $2.25 billion of the Fund's average daily net assets, 0.85% of the next $2.75 billion of the average daily net assets and 0.80% in excess of $5 billion of the average daily net assets. For the six-month period ended April 30, 2018 the effective rate was 0.90%.

Pursuant to a subadvisory agreement, dated December 1, 2015 ("Subadvisory Agreement") Iridian Asset Management LLC ("Iridian" or "Sub-Adviser") manages the investments of the First Eagle Fund of America. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) fees received by the Fund's distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and are further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

The Adviser had contractually agreed to waive its management fee and/or reimburse expenses, for the First Eagle High Yield Fund and First Eagle Global Income Builder Fund, so that the total annual operating expenses (excluding certain items) of the First Eagle High Yield Fund's Class A, Class C and Class I shares did not exceed 1.25%, 2.00% and 0.80%, respectively, and the First Eagle Global Income Builder Fund's Class A, Class C and Class I shares did not exceed 1.30%, 2.05%, and 1.05%, respectively, through December 31, 2013. These waivers are no longer in effect.

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Yield Fund which pay the fee described in the next paragraph) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and First Eagle High Yield Fund, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

For the six-month period ended April 30, 2018, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$1,211,462	$403,821
First Eagle Overseas Fund	464,766	154,922
First Eagle U.S. Value Fund	139,374	46,458
First Eagle Gold Fund	127,520	42,507
First Eagle Global Income Builder Fund	357,979	—
First Eagle High Yield Fund	106,708	—
First Eagle Fund of America	147,335	49,112

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2018, FEF Distributors, LLC realized $495,434, $39,790, $14,974, $18,160, $37,413, $4,211 and $20,186, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2018, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Yield Fund and First Eagle Fund of America pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class Y, Class R3 and Class R4 shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C	Class Y	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle High Yield Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Fund of America	0.25%	1.00%	0.25%	0.35%	0.10%

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2018, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2018, the services fees incurred by the Funds are disclosed in the Statements of Operations.

Note 4 — Purchases and Sales of Securities

For the six-month period ended April 30, 2018, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases excluding U.S. Government	Sales and Maturities excluding U.S. Government	Purchases of U.S. Government	Sales and Maturities of U.S. Government
First Eagle Global Fund	$2,565,148,537	$2,707,682,865	$113,225,730	$—
First Eagle Overseas Fund	747,066,914	928,845,275	35,725,442	—
First Eagle U.S. Value Fund	40,378,972	246,826,015	—	—
First Eagle Gold Fund	72,597,546	96,035,917	—	—
First Eagle Global Income Builder Fund	177,317,632	133,041,758	—	—
First Eagle High Yield Fund	42,397,142	110,209,572	—	—
First Eagle Fund of America	467,619,597	742,743,798	—	—

Note 5 — Line of Credit

On June 5, 2017, the Funds entered into a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Funds. A portion of the commitment fees related to the line of credit are paid by the Funds and are included in other expenses in the Statements of Operations. During the six-month period ended April 30, 2018, the Funds did not have any borrowings under the agreements.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

The First Eagle High Yield Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the six-month period ended April 30, 2018.

Note 8 — New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission ("SEC") released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies—Form N-PORT and Form N-CEN—also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in these financial statements. The Funds' compliance date for Form N-PORT is June 1, 2018, but the Funds will not be required to make their initial filing on Form N-PORT until the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending October 31, 2018. The adoption will have no effect on the Funds' net assets or results of operations.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Notes to Financial Statements (unaudited)

Note 9 — Subsequent Events

Effective July 1, 2018, the Adviser has agreed to waive First Eagle High Yield Fund's management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund's net assets for the period through February 29, 2020. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2017 and held for the six-months ended April 30, 2018.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semi-Annual Report | April 30, 2018

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Fund Consolidated
Class A	1.16%	$1,000.00	$1,011.60	1.10%	$5.49
Class C	0.79	1,000.00	1,007.90	1.85	9.21
Class I	1.30	1,000.00	1,013.00	0.84	4.19
Class R4(4)	(4.30)	1,000.00	957.00	0.97	2.68	(5)
Class R6	1.33	1,000.00	1,013.30	0.78	3.89
First Eagle Overseas Fund Consolidated
Class A	0.45	1,000.00	1,004.50	1.15	5.72
Class C	0.09	1,000.00	1,000.90	1.87	9.28
Class I	0.58	1,000.00	1,005.80	0.86	4.28
Class R4(4)	(3.86)	1,000.00	961.40	1.01	2.80	(5)
Class R6	0.64	1,000.00	1,006.40	0.79	3.93
First Eagle U.S. Value Fund Consolidated
Class A	2.77	1,000.00	1,027.70	1.10	5.53
Class C	2.36	1,000.00	1,023.60	1.85	9.28
Class I	2.90	1,000.00	1,029.00	0.82	4.13
Class R6	2.89	1,000.00	1,028.90	0.79	3.97
First Eagle Gold Fund Consolidated
Class A	(3.52)	1,000.00	964.80	1.28	6.24
Class C	(3.84)	1,000.00	961.60	2.04	9.92
Class I	(3.37)	1,000.00	966.30	0.99	4.83
Class R6	(3.31)	1,000.00	966.90	0.88	4.29
First Eagle Global Income Builder Fund
Class A	0.59	1,000.00	1,005.90	1.17	5.82
Class C	0.22	1,000.00	1,002.20	1.93	9.58
Class I	0.72	1,000.00	1,007.20	0.91	4.53
Class R6	0.74	1,000.00	1,007.40	0.87	4.33
First Eagle High Yield Fund
Class A	1.07	1,000.00	1,010.70	1.20	5.98
Class C	0.71	1,000.00	1,007.10	1.93	9.60
Class I	1.22	1,000.00	1,012.20	0.89	4.44
Class R6	1.21	1,000.00	1,012.10	0.91	4.54
First Eagle Fund of America
Class A	(1.12)	1,000.00	988.80	1.32	6.51
Class C	(1.47)	1,000.00	985.30	2.06	10.14
Class I	(0.96)	1,000.00	990.40	1.02	5.03
Class R6	(0.96)	1,000.00	990.40	0.98	4.84
Class Y	(1.12)	1,000.00	988.80	1.30	6.41

First Eagle Funds | Semi-Annual Report | April 30, 2018

Fund Expenses (unaudited)

(1)  For the six-months ended April 30, 2018.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(4)  Class R4 commenced investment operations on January 17, 2018.

(5)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 103/365 (to reflect the actual days in the period).

First Eagle Funds | Semi-Annual Report | April 30, 2018

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2017 and held for the six-months ended April 30, 2018.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semi-Annual Report | April 30, 2018

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Fund Consolidated
Class A	5.00%	$1,000.00	$1019.34	1.10%	$5.51
Class C	5.00	1,000.00	1,015.62	1.85	9.25
Class I	5.00	1,000.00	1,020.63	0.84	4.21
Class R4(3)	5.00	1,000.00	1,019.98	0.97	4.86
Class R6	5.00	1,000.00	1,020.93	0.78	3.91
First Eagle Overseas Fund Consolidated
Class A	5.00	1,000.00	1,019.09	1.15	5.76
Class C	5.00	1,000.00	1,015.52	1.87	9.35
Class I	5.00	1,000.00	1,020.53	0.86	4.31
Class R4(3)	5.00	1,000.00	1,019.79	1.01	5.06
Class R6	5.00	1,000.00	1,020.88	0.79	3.96
First Eagle U.S. Value Fund Consolidated
Class A	5.00	1,000.00	1,019.34	1.10	5.51
Class C	5.00	1,000.00	1,015.62	1.85	9.25
Class I	5.00	1,000.00	1,020.73	0.82	4.11
Class R6	5.00	1,000.00	1,020.88	0.79	3.96
First Eagle Gold Fund Consolidated
Class A	5.00	1,000.00	1,018.45	1.28	6.41
Class C	5.00	1,000.00	1,014.68	2.04	10.19
Class I	5.00	1,000.00	1,019.89	0.99	4.96
Class R6	5.00	1,000.00	1,020.43	0.88	4.41
First Eagle Global Income Builder Fund
Class A	5.00	1,000.00	1,018.99	1.17	5.86
Class C	5.00	1,000.00	1,015.22	1.93	9.64
Class I	5.00	1,000.00	1,020.28	0.91	4.56
Class R6	5.00	1,000.00	1,020.48	0.87	4.36
First Eagle High Yield Fund
Class A	5.00	1,000.00	1,018.84	1.20	6.01
Class C	5.00	1,000.00	1,015.22	1.93	9.64
Class I	5.00	1,000.00	1,020.38	0.89	4.46
Class R6	5.00	1,000.00	1,020.28	0.91	4.56
First Eagle Fund of America
Class A	5.00	1,000.00	1,018.25	1.32	6.61
Class C	5.00	1,000.00	1,014.58	2.06	10.29
Class I	5.00	1,000.00	1,019.74	1.02	5.11
Class R6	5.00	1,000.00	1,019.93	0.98	4.91
Class Y	5.00	1,000.00	1,018.35	1.30	6.51

First Eagle Funds | Semi-Annual Report | April 30, 2018

Fund Expenses (unaudited)

(1)  For the six-months ended April 30, 2018.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(3)  Class R4 commenced investment operations on January 17, 2018.

First Eagle Funds | Semi-Annual Report | April 30, 2018

General Information

Quarterly Form N-Q portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's Web site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1.800.SEC.0330. Additionally, you may obtain copies of Form N-Q from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semi-Annual Report | April 30, 2018

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Jean-Marie Eveillard

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Neal Ashinsky

Assistant Treasurer

Thomas Meyer

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Shearman & Sterling LLP

599 Lexington Avenue
New York, NY 10022

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, New York, 11245

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semi-Annual Report | April 30, 2018

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First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.feim.com

Item 2.           Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.  Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.           Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.           Principal Accountant Fees and Services

Not applicable to this semi-annual report.

Item 5.           Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.           Schedule of Investments.

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable at this time.

Item 9.           Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.         Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 11.         Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.         Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):  Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds

By (Signature and Title)*	/s/ Mehdi Mahmud

Mehdi Mahmud, President

Date: July 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud

Mehdi Mahmud, Principal Executive Officer

Date: July 3, 2018

By (Signature and Title)*	/s/ Joseph T. Malone

Joseph T. Malone, Principal Financial Officer

Date:  July 3, 2018

*                            Print the name and title of each signing officer under his or her signature.